--------------------------------------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

                    AXA ROSENBERG VALUE MARKET NEUTRAL FUND

                AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND

                        AXA ROSENBERG ENHANCED 500 FUND

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND

                AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND

                       AXA ROSENBERG U.S. DISCOVERY FUND

                          AXA ROSENBERG EUROPEAN FUND

                                 ANNUAL REPORT

                ------------------------------------------------

                                 MARCH 31, 2002

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST
          ------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                    AXA ROSENBERG VALUE MARKET NEUTRAL FUND
                AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
                AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
                       AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

                                                                     May 1, 2002
Dear Fellow Shareholder:

     We get a great feeling when we make money for our investors when the overall market is losing value. All of our U.S. funds beat their benchmarks and posted a positive absolute return for the fiscal year ended March 31, 2002. Our international funds trailed their benchmarks during the past twelve months, but they remain ahead of their benchmarks since inception.

     - The AXA Rosenberg U.S. Small Capitalization Fund, Institutional Share class, has a 5-star overall Morningstar Rating(TM)(1) (out of 5,040 domestic equity funds) as of March 31, 2002. The Adviser and Investor Share classes for this Fund have 4-star overall ratings.

     - The AXA Rosenberg Value Market Neutral Fund has a 3-star overall Morningstar Rating(TM) (out of 5,040 domestic equity funds) for the Institutional and Investor Share classes as of March 31, 2002. The Institutional and Investor Share classes are in the top 6% and 8%, respectively, of the Lipper(2) Specialty Diversified Equity Funds peer group (50 funds) over the one-year period ended March 31, 2002.

     - The AXA Rosenberg Select Sectors Market Neutral Fund, Institutional and Investor Share classes, have a 3-star overall Morningstar Rating(TM) (out of 5,040 domestic equity funds) as of March 31, 2002. The Institutional and Investor Share classes are ranked in the top 14% and 16%, respectively, in the Lipper Specialty Diversified Equity Funds peer group over the one-year period ended March 31, 2002.

     - The AXA Rosenberg International Small Capitalization Fund(3) has a 3-star overall Morningstar Rating(TM) for its Institutional and Investor Share classes (out of 1,396 international equity funds) as of March 31, 2002. The Institutional and Investor Share classes are ranked in the top 43% and 44%, respectively, in the Lipper International Funds peer group (89 funds) over the one-year period ended March 31, 2002.

     - The AXA Rosenberg Enhanced 500 Fund(3), Institutional and Investor Share classes, are ranked in the top 13% and 11%, respectively, of the Lipper Large Cap Core Funds peer group (814 funds) over the one-year period ended March 31, 2002.

     - The AXA Rosenberg Multi-Strategy Market Neutral Fund, Institutional Share class, is in the top 10% of its Lipper Specialty Diversified Equity Funds peer group (50 funds) over the one-year period ended March 31, 2002.

     - The AXA Rosenberg European and U.S. Discovery Funds were launched in July and September of 2001, respectively.

     We believe that this strong performance is based upon our stock-picking skills rather than luck. To be a skillful, active stock picker, it is key to build a strong team of investment professionals and maintain a defined investment philosophy and disciplined investment process. The qualities that allow us to differentiate ourselves from other stock pickers are:

     - A high level of skill: consistent, superior performance

     - A stable, disciplined, repeatable process

     - A well-defined and demonstrable proprietary advantage

     - Successful implementation in diverse markets

     - An analytical context that explains performance variations

     - Continuing enhancement through ongoing research

     During the last year, stock investors were sorely tested. The longest economic expansion in U.S. history ended in March, and a recession began. For the full year ended December 31, 2001, the broad U.S. stock market lost more than 10% of its value, producing the first back-to-back calendar year losses since 1973-74. Growth stocks in general and technology stocks in particular were especially hard hit. Despite the large declines in prices for growth and technology stocks since March 2000, the valuations for these stocks remained high throughout the past year. Each time a technology and growth stock rally began in the sector during the last year, enthusiasm pushed prices ahead of continued weak company fundamentals and prices soon fell.

     Like other recent periods, your portfolio dodged this trouble. How did this happen?

     Early in the year 2000, our published research revealed to us what we believed to be a speculative bubble in growth stocks. This real bubble was based on several signs that were apparent to us. Many of the growth and "new economy" stocks were trading at multiples of forecasted earnings that suggested extremely high earnings growth very far into the future. We know that the analysts' most optimistic growth projections are consistently over-optimistic. And, we doubted how far into the future analysts can truly forecast earnings. Among "new economy" companies, we saw that investors seemed to confuse consumer satisfaction with profits. At the same time, we saw features in the economic and investment environment that were uniformly positive and conducive to an over-exuberance among investors. In this environment, positive investment returns fueled a bandwagon effect, especially among the appealing "new economy" companies. Since our investment beliefs are based on sound economic fundamentals, and we believe that earnings truly matter in stock valuations, we avoided the harmful investment results that many suffered by sticking with our beliefs. This means that we were able to allow our investors to continue to meet their financial goals.

     The insights at this point in the investment cycle that we offer up as guidance to you as you assess the investment future are:

     - A great deal of the air in the growth/technology stock bubble has been let out. But, valuations remain high for the growth part of the market. We believe growth will tend to lag for a while longer.

     - There is strong proof that diversification has benefits.

     - Rational thinking and investing will win out in the long term.

     The AXA Rosenberg Mutual Funds were the subject of many favorable mentions during the year; some of which were mentioned in our earlier letters. Since October 2001, feature articles have appeared in Investment News, "Positive Returns are Foreign to these Funds," November 19, 2001; Wall Street Journal, "Hedging Their Bets: Some Funds Try Long-Short Approach," November 5, 2001; Bloomberg Wealth Manager, "A Change in the Menu," November 2001; Business Week, "You Can Sit on Two Stools," October 1, 2001; Investment News, "Neutralizing Returns," October 2, 2001; Business Week, "The Worst May Not Be Over," October 8, 2001; Wall Street Journal, "Mutual Fund Quarterly Review," October 8, 2001.

     It is important to remember that we cannot control market cycles, so investors must know how to handle market cycles. Markets always fluctuate, and to be able to deal with the inevitable cycles, investors need to include both diversification and asset allocation as a foundation to any portfolio. To help our clients meet their investment goals, we now offer a complete array of investment choices among the nine funds we offer, with choices in a number of asset allocation categories. It is important to know that based on our disciplined investment process, all of our funds are managed based on the same investment principles regardless of the investment category of the fund.

     We thank you for your continued support, and we will promise to do all that we can to continue to deserve it. We look forward to serving you through 2002 and beyond.

                                         Sincerely,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld
                                         President & CEO
                                         AXA Rosenberg Mutual Funds

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investments in shares of the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund are more volatile and risky than some other forms of investments. Since the Funds have both a long and a short portfolio, an investment in the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

     For more complete information about the AXA Rosenberg Mutual Funds, including management fees, expenses and other ongoing charges, please call 1-800-555-5737 (Institutional Share/Registered Investment Advisors) and 1-800-447-3332 (Investor Shares, Class A Shares and Class B Shares) for a prospectus. Please read it carefully before investing.

---------------

(1) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. This fund was compared with 5,040 domestic equity funds. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The AXA Rosenberg U.S. Small Capitalization Fund, Institutional Shares, received 5, 4, and 5 stars, respectively, out of 5,040, 3,293, and 926 domestic equity funds for the 3, 5, and 10-year periods. The Adviser and Investor Share classes received 5 and 4 stars, respectively, for the 3 and 5-year periods. The Adviser and Investor Share classes of the Fund were not rated for the 10-year period. The AXA Rosenberg Value Market Neutral Fund, Institutional and Investor Share classes, received a 3-star rating out of 5,040 domestic equity funds for the 3-year period. The AXA Rosenberg Select Sectors Market Neutral Fund, Institutional and Investor Share classes, received a 3-star rating for the 3-year period out of 5,040 domestic equity funds. The AXA Rosenberg Value Market Neutral Fund and the AXA Rosenberg Select Sectors Market Neutral Fund were not rated for the 5 and 10-year periods. The AXA Rosenberg International Small Capitalization Fund, Institutional and Investor Share classes, received 4 and 3 stars for the 3 and 5-year periods out of 1,396 and 931 international equity funds, respectively. The Fund was not rated for the 10-year period. Morningstar ratings are as of March 31, 2002 and are for the specified share class(es) only. Other classes may have different performance characteristics.

(2) Lipper rankings are based on total returns at net asset value, without the imposition of a sales charge that would reduce total return figures. The Lipper ranking for the 5-year period ended 3/31/02 for the AXA Rosenberg International Small Capitalization Fund is 74% and 80% for the Institutional and Investor Share classes, respectively, out of 31 funds. The AXA Rosenberg International Small Capitalization Fund was not ranked for the 10-year period. The AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund and the AXA Rosenberg Multi-Strategy Market Neutral Funds were not ranked for the 5 and 10-year periods.

(3) Although the rankings or ratings represent performance that is superior to the fund's peers, this Fund experienced negative performance for short-term periods.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                              AXA Rosenberg U.S. Small Capitalization Fund
3/31/1992                                                                                                1
3/31/1993                                                                                            1.225
3/31/1994                                                                                            1.382
3/31/1995                                                                                            1.551
3/31/1996                                                                                            2.105
3/31/1997                                                                                            2.516
3/31/1998                                                                                            3.647
3/31/1999                                                                                            2.897
3/31/2000                                                                                            3.805
3/31/2001                                                                                            3.757
3/31/2002                                                                                            4.656

                                                                     Russell 2000 Index
3/31/1992                                                                             1
3/31/1993                                                                         1.149
3/31/1994                                                                         1.275
3/31/1995                                                                         1.345
3/31/1996                                                                         1.736
3/31/1997                                                                         1.824
3/31/1998                                                                         2.591
3/31/1999                                                                          2.17
3/31/2000                                                                         2.979
3/31/2001                                                                         2.522
3/31/2002                                                                         2.875

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                                        SINCE        SINCE
                                             LAST 1    LAST 3    LAST 5    LAST 10    INCEPTION    INCEPTION
                                              YEAR     YEARS     YEARS      YEARS     (1/21/97)    (10/22/96)
                                             ------    ------    ------    -------    ---------    ----------
Institutional Shares (USCIX)...............  23.92%    17.14%    13.10%     16.63%
Adviser Shares (LIFUX).....................  23.61%    16.87%    12.83%        --       11.63%
Investor Shares (BRSCX)....................  23.50%    16.81%    12.78%        --                    13.06%
Russell 2000 Index(1)......................  13.98%     9.84%     9.52%     11.14%       7.37%        8.69%

     For the year ended March 31, 2002, small capitalization stocks led an otherwise disappointing equity market and consistently outperformed larger cap stocks. U.S. equity market returns improved solidly in the three months after September 11(th), but fell back in early 2002. U.S. economic conditions seemed to be improving as the fiscal year ended, but the strength and speed of the recovery remain uncertain. The Federal Reserve's aggressive cycle of interest rate cuts of 2001 came to an end in early 2002, thus shifting investor focus towards a rebound in corporate earnings. The technology sector continued to lag the broader market as investors further reconciled the disappointing earnings with the still high prices for the overall sector.

     Small cap value stocks had another tremendous year. For the year ending March 31, 2002, the Russell 2000 Value Index(2) rose 23.47% compared with a rise of 4.95% for the Russell 2000 Growth Index(3). While the spread of value over growth was about 1/3 as large as a year earlier, investor focus remained on the relationship between company fundamentals, especially earnings, and stock prices during the past year.

     Both the market environment and investor focus benefited the performance of the Fund relative to the Russell 2000 Index. The Manager's stock selection models tend to favor stocks that are seen as underpriced relative to their fundamental financial characteristics, including their likely future earnings, when compared with other similar stocks. When investors focus on these fundamental features of stocks, the success of the models generally increases.

     The Fund also has a slight value profile relative to the Russell 2000 Index. During the last year, the value exposures helped relative performance. In particular, the Fund's lower price-to-earnings ratio compared with the Russell 2000 Index contributed positively to performance. The Fund's industry exposures had little impact on relative performance during the year in aggregate. Among industries, the negative impact of a small overexposure to the weak oil industry (0.8% above the Russell 2000 Index exposure) was offset by the positive contribution from underweighting non-electrical utility stocks (1.4% below the Russell 2000 Index exposure).

     Much of the Fund's outperformance was attributable to the independent effect of stock selection and not the aggregate influence of risk factor and industry exposures. This result is not surprising given the Fund's tight management of risk factor and industry exposures and given the market environment over the past 12 months. Fundamental to the Manager's stock selection process is the belief that a portfolio of stocks that produce more future earnings per dollar of initial cost (an "earnings advantage") than the benchmark should be rewarded with above benchmark performance. In the past year, the stocks held by the Fund produced more future earnings per dollar of cost than the benchmark, and investors rewarded these superior earnings companies with superior returns.

     Total returns for the Institutional Shares represents the historical performance for the Barr Rosenberg Series Trust Small Capitalization Fund which was launched in February 1989 until it was converted to the AXA Rosenberg U.S. Small Capitalization Fund on August 5, 1996.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 2000 Index is the benchmark for the AXA Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $3.3 billion (as of March 31, 2002). Investors cannot invest directly in any Index.

(2) The Russell 2000 Value Index measures the performance of the Russell 2000 Index companies with lower price-to-book ratios and lower forecasted earnings growth values.

(3) The Russell 2000 Growth Index measures the performance of the Russell 2000 Index companies with higher price-to-book ratios and higher forecasted earnings growth values.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS -- 99.1%
          AIRCRAFT -- 0.3%
 23,700   Curtiss-Wright.................  $  1,576,050
 21,400   SIFCO Industries*..............       121,338
  7,500   Standex International..........       183,150
                                           ------------
                                              1,880,538
                                           ------------
          AIRLINES -- 0.9%
 27,900   Airborne.......................       487,971
146,700   Alaska Air Group*..............     4,883,643
 13,700   Offshore Logistics*............       295,235
                                           ------------
                                              5,666,849
                                           ------------
          AUTOS -- 0.2%
  2,600   Arctic Cat.....................        52,390
 43,600   Edelbrock......................       568,980
 36,200   Noble International............       458,654
 19,100   R&B*...........................       158,742
                                           ------------
                                              1,238,766
                                           ------------
          BANKING -- 9.7%
 53,520   1st Source.....................     1,267,354
     93   Abigail Adams National
            Bancorp......................         1,628
  4,400   Acadiana Bancshares............       106,480
 13,090   American Business Financial
            Services.....................       144,383
 13,700   American Financial Holdings....       364,557
 30,000   ASTA Funding*..................       452,100
 35,000   BancorpSouth...................       690,200
124,200   BankUnited Financial*..........     1,860,516
  5,300   Berkshire Bancorp..............       151,050
  1,200   Big Foot Financial.............        20,868
 11,300   BNCCORP*.......................        93,112
  6,940   BostonFed Bancorp..............       175,235
     21   BWC Financial*.................           462
     15   Capital Corp. of the West*.....           285
 19,400   Capital Trust, Class A*........        97,000
  2,400   Carver Bancorp.................        27,480
 13,200   Cascade Financial*.............       128,568
    770   CB Bancshares..................        28,575
 21,000   CFS Bancorp....................       286,650
 61,700   Colonial BancGroup.............       920,564
  1,500   Colony Bancorp.................        20,700
  8,800   Commonwealth Bancorp...........       218,328
  8,700   Community West Bancshares*.....        40,020
  4,300   Corus Bankshares...............       204,379
 28,200   Cowlitz Bancorporation.........       162,432
  4,000   CPB............................       137,400
  8,900   Desert Community Bank..........       236,295
    600   Downey Financial...............        27,360
 34,900   Eagle Bancshares...............       895,883
  2,300   EFC Bancorp....................        32,154
  4,504   Elmira Savings Bank, FSB.......       119,942
 14,400   FFLC Bancorp...................       362,160
  8,300   FFW............................       118,275
 12,450   Fidelity Bancorp...............       241,904
 49,300   Fidelity National..............       456,025
    600   First Bancorp of Indiana.......         8,250
  9,000   First Bancshares...............       122,220
    300   First Banks America*...........        12,294
  2,600   First Bell Bancorp.............        40,430
 32,900   First Citizens BancShares,
            Class A......................     3,387,383

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  2,700   First Federal Bankshares.......  $     34,020
    200   First Kansas Financial.........         2,740
  2,000   First Midwest Financial........        26,900
  9,000   First Mutual Bancshares........       123,750
  4,000   First Regional Bancorp*........        49,600
  1,000   FIRSTFED AMERICA BANCORP.......        23,900
  2,100   FirstFed Bancorp...............        14,175
 49,200   FirstFed Financial*............     1,286,580
 16,000   Flagstar Bancorp...............       372,480
 15,900   Florida Banks*.................       129,903
  7,000   FMS Financial..................        80,430
 19,800   Franklin Bank NA...............       362,736
 15,700   FSF Financial..................       301,440
122,100   Gold Banc Corporation..........     1,098,900
  3,100   Grand Central Financial........        34,100
  3,924   Hanmi Financial*...............        66,708
    100   Harrodsburg First Financial
            Bancorp......................         1,200
  2,800   Hawthorne Financial*...........        81,900
  1,600   Hemlock Federal Financial......        38,672
 10,500   Hingham Institution for
            Savings......................       278,250
 32,300   HPSC*..........................       225,777
 44,410   Hudson United Bancorp..........     1,412,682
  3,700   Humboldt Bancorp*..............        37,148
  1,900   IBERIABANK.....................        65,873
252,900   Independence Community Bank....     7,114,076
  8,200   Independence Federal Savings
            Bank.........................        89,380
 31,200   InterCept Group*...............     1,131,000
  8,250   International Bancshares.......       364,073
 17,400   Intervest Bancshares*..........       160,950
 30,000   ITLA Capital*..................       742,500
 13,300   Jacksonville Bancorp...........       308,560
  3,900   Kankakee Bancorp...............       153,660
  4,800   Local Financial*...............        75,552
    100   LSB Financial..................         1,690
 10,100   MAF Bancorp....................       356,025
  3,621   Mahaska Investment Co. ........        47,942
  8,533   MASSBANK.......................       392,518
    200   Mayflower Co-operative Bank....         2,798
  8,800   MB Financial...................       263,560
 10,200   MFB............................       223,992
 15,900   Middleton Doll Company.........       105,735
  2,700   Monterey Bay Bancorp*..........        45,900
  1,300   Mystic Financial...............        21,450
 10,800   Nara Bancorp...................       234,900
  4,400   New Hampshire Thrift
            Bancshares...................        71,716
 65,800   New York Community Bancorp.....     1,819,370
  9,100   North Valley Bancorp...........       149,240
  2,600   Northeast Indiana Bancorp......        35,750
  1,700   Northway Financial.............        48,620
 19,500   Onyx Acceptance*...............        93,600
  2,100   Park Bancorp...................        38,850
  2,200   Parkvale Financial.............        55,220
  7,000   Patriot National Bancorp.......        56,700
  1,300   Pelican Financial..............         7,657
  2,300   Peoples BancTrust Co. .........        27,945
 21,300   PFF Bancorp....................       664,560
    500   Pointe Financial...............         7,100
 23,097   Progress Financial.............       206,487

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  1,700   Provident Financial
            Holdings*....................  $     50,303
  5,500   QCR Holdings*..................        71,555
 25,100   Quaker City Bancorp*...........       795,168
 36,000   R&G Financial, Class B.........       717,480
  2,000   RHBT Financial.................        26,240
  2,100   Sierra Bancorp.................        21,630
  1,300   SNB Bancshares.................        20,995
 23,100   South Financial Group..........       470,085
  6,050   Southern Financial Bancorp.....       150,948
  7,200   Southern Missouri Bancorp......       122,400
 14,800   Southside Bancshares...........       201,280
  3,150   Southwest Bancorp..............        63,838
316,800   Staten Island Bancorp..........     6,234,623
 43,560   Sterling Financial*............       982,278
 25,200   Student Loan...................     2,308,320
 10,000   Sun Community Bancorp*.........       118,400
  2,800   Superior Financial.............        46,340
 12,100   Team Financial.................       107,690
  3,900   Teche Holding..................        93,990
 10,600   TF Financial...................       249,100
  5,600   The Banc Corporation*..........        39,200
  3,600   The Trust Company of New
            Jersey.......................        85,140
    600   Timberland Bancorp.............         9,315
 17,100   UCBH Holdings..................       615,258
149,100   UICI*..........................     2,825,444
 93,786   UMB Financial..................     4,021,543
 12,900   Union Bankshares*..............       154,800
    400   UnionBancorp...................         5,760
  2,500   United Financial Holdings......        28,500
  4,800   W Holding Company..............        84,720
 17,820   Wainwright Bank & Trust........       147,015
  4,900   Washington Banking.............        64,925
 27,060   Washington Federal.............       647,816
  9,700   Wells Financial................       191,090
 72,100   Westcorp.......................     1,575,385
 42,056   WFS Financial*.................     1,047,615
  3,600   Woronoco Bancorp...............        67,500
  1,300   WSFS Financial.................        23,556
                                           ------------
                                             59,417,086
                                           ------------
          BIOTECHNOLOGY -- 0.2%
242,214   Bio-Technology General*........     1,189,271
 11,200   Lipid Sciences*................        62,160
                                           ------------
                                              1,251,431
                                           ------------
          BUILDING -- 3.6%
  8,600   Anthony & Sylvan Pools*........        55,900
 18,900   Beazer Homes USA*..............     1,465,695
 26,625   Dominion Homes*................       468,600
    300   Dover Investment, Class A*.....         5,400
131,900   KB Home........................     5,724,460
 88,220   M.D.C. Holdings................     3,811,104
 12,800   Matrix Service*................       112,000
  8,700   Meritage*......................       555,930
107,600   Modtech Holdings*..............     1,177,144
 38,400   Orleans Homebuilders*..........       290,304

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BUILDING (CONTINUED)
 60,200   Ryland Group...................  $  5,430,040
 49,700   Skyline........................     1,543,185
 14,100   Toll Brothers*.................       702,885
 37,600   Willbros Group*................       627,544
                                           ------------
                                             21,970,191
                                           ------------
          CHEMICALS -- 2.2%
 72,200   A. Schulman....................     1,320,538
 65,500   Albemarle......................     1,805,180
  9,900   American Pacific*..............        98,109
 20,493   American Vanguard..............       462,322
 31,700   Bairnco........................       178,471
 42,900   ChemFirst......................     1,147,575
 23,200   H.B. Fuller....................       694,840
 39,000   International Specialty
            Products*....................       373,620
 53,100   LESCO..........................       493,830
 62,300   Minerals Technologies..........     3,268,881
 42,800   Octel*.........................       806,780
 29,200   PolyOne........................       356,240
 76,000   RPM............................     1,181,800
108,600   USEC...........................       695,040
 12,200   Wellman........................       200,690
                                           ------------
                                             13,083,916
                                           ------------
          CONSTRUCTION MATERIALS -- 0.9%
152,000   AMCOL International............       919,600
 22,600   Ameron International...........     1,621,550
 11,200   Centex Construction Products...       445,536
 14,600   Continental Materials*.........       378,140
  5,000   Devcon International*..........        32,250
  1,500   Donnelly.......................        26,550
 11,300   Florida Rock Industries........       450,192
 27,900   Lancaster Colony...............     1,033,416
  1,900   Oil-Dri Corporation of
            America......................        17,708
 50,400   Rock of Ages*..................       332,640
                                           ------------
                                              5,257,582
                                           ------------
          DEFENSE -- 0.9%
 19,800   Allied Research*...............       461,340
 44,900   Conrad Industries*.............       226,745
 46,000   DRS Technologies*..............     1,908,540
 15,400   FLIR Systems*..................       735,350
 54,048   Kaman, Class A.................       916,114
 33,500   Pemco Aviation Group*..........       812,375
 62,880   Todd Shipyards*................       682,248
                                           ------------
                                              5,742,712
                                           ------------
          DRUGS -- 1.4%
  8,300   Cambrex........................       349,430
 23,800   Diagnostic Products............     1,028,160
  8,400   E-Z-EM, Class A*...............       100,380
 65,300   E-Z-EM, Class B*...............       669,325
 25,000   Hi-Tech Pharmacal*.............       271,625
 56,600   Immucor*.......................       792,400
 29,500   Meridian Bioscience............       200,571
 44,500   NBTY*..........................       759,170

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 35,800   Nutraceutical International*...  $    211,220
312,500   Perrigo*.......................     3,734,375
 14,900   Pharmaceutical Resources*......       315,731
                                           ------------
                                              8,432,387
                                           ------------
          DURABLES -- 0.2%
 17,600   Harman International
            Industries...................       868,560
 90,600   Royal Appliance
            Manufacturing*...............       484,710
                                           ------------
                                              1,353,270
                                           ------------
          ELECTRIC UTILITIES -- 0.4%
 58,700   Central Vermont Public
            Service......................     1,048,382
  2,600   Green Mountain Power...........        47,450
 13,300   Hawaiian Electric Industries...       585,333
  6,800   PNM Resources..................       208,488
  6,700   UIL Holdings...................       389,270
                                           ------------
                                              2,278,923
                                           ------------
          FINANCIAL INVESTMENTS -- 0.1%
 33,900   California First National
            Bancorp......................       383,070
  1,000   PICO Holdings*.................        14,900
 38,100   Willis Lease Finance*..........       178,308
                                           ------------
                                                576,278
                                           ------------
          FOOD -- 3.2%
 10,600   Andersons......................       108,226
158,100   Corn Products International....     5,090,820
 59,200   Dole Food......................     1,835,200
  4,600   Farmer Brothers................     1,393,800
130,300   Flowers Foods*.................     3,318,741
149,300   Interstate Bakeries............     3,614,553
 38,400   J & J Snack Foods*.............     1,435,392
 50,200   John B. Sanfilippo & Son*......       301,200
  1,900   National Beverage*.............        25,270
  2,800   Pilgrim's Pride, Class B.......        39,256
 65,600   Ralcorp Holdings*..............     1,784,320
  2,800   Sanderson Farms................        75,600
  1,800   Seaboard.......................       540,000
  3,000   Sherwood Brands, Class A*......        17,400
    500   Zapata*........................        12,950
                                           ------------
                                             19,592,728
                                           ------------
          HEALTH -- 1.0%
 77,800   Beverly Enterprises*...........       560,160
 31,400   LabOne*........................       543,220
 15,070   MEDTOX Scientific*.............       156,728
    400   National Home Health Care*.....         4,828
 70,285   PacifiCare Health Systems*.....     1,226,473
 17,600   SunLink Health Systems*........        90,464
411,700   US Oncology*...................     3,627,077
                                           ------------
                                              6,208,950
                                           ------------
          HOUSEHOLD -- 2.8%
 28,500   Alliance Gaming*...............       870,105
 22,700   American Biltrite..............       317,800
 12,400   American Locker Group*.........       155,000
  4,900   Bassett Furniture Industries...       100,450
  2,400   Chase..........................        26,040
  8,100   Chromcraft Revington*..........       103,275

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
 23,100   Coastcast......................  $    103,950
  1,300   Deswell Industries.............        28,602
134,700   Direct Focus*..................     5,125,334
    100   Escalade*......................         6,900
  3,700   Flexsteel Industries...........        55,500
 65,200   Genlyte Group*.................     2,448,912
 33,650   Johnson Outdoors, Class A*.....       331,453
176,100   Kimball International, Class
            B............................     2,872,191
  1,490   Knape & Vogt Manufacturing.....        18,104
    900   La-Z-Boy.......................        24,705
 18,200   Mity Enterprises*..............       233,870
 52,200   Movado Group...................     1,145,790
  3,200   Ohio Art Co. ..................        71,040
  2,500   Pubco*.........................        23,050
 71,400   Russ Berrie & Co. .............     2,299,080
 30,100   Southwall Technologies*........       390,999
  3,300   Summa Industries*..............        29,865
 10,600   West Pharmaceutical Services...       321,710
                                           ------------
                                             17,103,725
                                           ------------
          INSTRUMENTS -- 6.6%
150,600   American Medical Systems
            Holdings*....................     3,390,006
  4,200   Arrow International............       198,240
    300   Astro-Med......................         1,098
 14,100   Atrion*........................       388,314
 63,400   Bio-Rad Laboratories, Class
            A*...........................     2,380,670
  2,700   BioLogic Systems*..............        13,311
 43,500   Checkpoint Systems*............       693,825
  1,800   CNS*...........................        12,456
129,100   CONMED*........................     3,227,500
 37,300   Datascope......................     1,094,755
249,000   Edwards Lifesciences*..........     6,959,551
 92,220   Esterline Technologies*........     1,881,288
 49,299   IDEXX Laboratories*............     1,323,185
 68,200   Integra LifeSciences
            Holdings*....................     1,918,466
 48,400   Invacare.......................     1,819,840
 29,402   Invivo*........................       354,000
 10,600   Isco...........................       105,470
 18,900   Kewaunee Scientific............       196,560
 16,700   Lakeland Industries*...........       161,990
 10,100   Medstone International*........        45,450
 74,700   Mentor.........................     2,695,176
 57,000   Mine Safety Appliances.........     2,140,350
 32,100   Misonix*.......................       234,009
 92,300   MTS Systems....................     1,010,685
 22,800   Napco Security Systems*........       132,240
 40,472   New Brunswick Scientific*......       362,224
  5,200   Ocular Sciences*...............       145,615
 10,000   Programming & Systems* (b).....             0
  2,900   Raven Industries...............        68,411
 41,400   Respironics*...................     1,341,360
105,100   Sola International*............     1,547,072
 16,500   Spacelabs Medical*.............       231,990
 13,200   Span-America Medical Systems...       102,960
 87,400   STERIS*........................     1,823,164
 28,200   Sypris Solutions*..............       423,846
 30,300   Utah Medical Products*.........       481,770

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSTRUMENTS (CONTINUED)
 17,000   Vital Signs....................  $    626,960
 16,800   Wright Medical Group*..........       337,512
                                           ------------
                                             39,871,319
                                           ------------
          INSURANCE -- 4.3%
    600   Arch Capital Group*............        15,486
  2,500   Bancinsurance*.................        11,875
 66,100   Brown & Brown..................     2,075,540
 16,600   Crawford & Co., Class B........       224,930
 31,600   FBL Financial Group, Class A...       592,500
 55,700   Financial Industries...........       779,800
 38,500   Great American Financial
            Resources....................       694,925
  7,810   Independence Holding...........       139,409
 35,900   Interstate National Dealer
            Services*....................       179,500
 30,300   Kansas City Life Insurance.....     1,175,640
101,700   LandAmerica Financial Group....     3,521,871
 11,700   Midland........................       498,420
117,900   MIM*...........................     1,945,350
 16,200   National Security Group........       226,800
 14,500   National Western Life
            Insurance, Class A*..........     1,656,625
149,900   NDCHealth......................     5,454,861
  1,900   NWH*...........................        24,225
 94,900   Ohio Casualty*.................     1,797,406
 92,600   PMA Capital, Class A...........     2,124,244
  2,500   RLI............................       129,250
 39,600   SCPIE Holdings.................       672,408
  1,300   Security Capital, Class A*.....        13,000
 27,300   Standard Management*...........       148,239
115,100   Stewart Information
            Services*....................     2,302,000
    200   United Fire & Casualty.........         6,590
                                           ------------
                                             26,410,894
                                           ------------
          IT HARDWARE -- 5.2%
  3,500   Allen Organ, Class B...........       112,875
 15,400   Amtech Systems*................       107,646
 97,300   ATMI*..........................     3,060,085
  2,900   Ault*..........................        11,600
 34,000   Benchmark Electronics*.........       952,000
 51,000   Cobra Electronics*.............       384,540
 37,795   Comtech Telecommunications*....       399,493
143,700   Digi International*............       783,165
 30,900   Dupont Photomask*..............     1,606,800
 59,300   EMS Technologies*..............     1,343,145
  8,800   Espey Mfg. & Electronics.......       175,912
171,200   ESS Technology*................     3,550,688
138,400   Hutchinson Technology*.........     2,985,288
168,700   Imation*.......................     4,475,611
105,400   Inter-Tel......................     1,946,738
 60,500   Itron*.........................     1,799,875
  5,100   Lifeline Systems*..............       130,050
 26,700   M-WAVE*........................       186,900
 44,400   Mykrolis*......................       678,876
 67,800   Network Equipment
            Technologies*................       349,170
 13,200   Nortech Systems*...............       138,996
  3,500   Park Electrochemical...........       101,500
 99,900   Photronics*....................     3,369,627
 18,100   SMTEK International*...........        48,870

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          IT HARDWARE (CONTINUED)
 46,700   Sparton*.......................  $    396,950
 87,635   Standard Microsystems*.........     2,015,605
  9,600   Teledyne Technologies*.........       159,168
  1,200   Ultratech Stepper*.............        24,960
 33,180   Video Display*.................       278,347
                                           ------------
                                             31,574,480
                                           ------------
          LIQUOR & TOBACCO -- 0.2%
 28,882   Robert Mondavi, Class A*.......     1,038,019
  7,400   Todhunter International*.......        71,040
                                           ------------
                                              1,109,059
                                           ------------
          MACHINERY -- 5.6%
 10,400   AGCO*..........................       237,328
 54,800   Ampco-Pittsburgh...............       638,420
157,700   Ball...........................     7,446,593
    933   BHA Group Holdings, Class A....        15,628
 35,700   Butler Manufacturing...........       958,545
 61,100   Cascade*.......................       861,510
  5,500   Chicago Rivet & Machine........       157,300
  4,500   Drew Industries*...............        57,150
  7,000   Federal Screw Works............       255,010
 38,700   Gehl*..........................       586,305
  5,850   Graco..........................       238,973
113,310   Griffon*.......................     1,897,943
  7,600   Hardinge.......................       104,120
  1,600   Harsco.........................        62,624
  3,200   Interlott Technologies*........        17,280
  6,000   Kennametal.....................       242,580
  6,600   L.S. Starrett, Class A.........       144,012
232,700   Lennox International...........     3,076,294
 71,200   Lifetime Hoan..................       484,238
176,000   Lincoln Electric Holdings......     5,028,320
  7,600   Lufkin Industries..............       205,200
 18,700   MagneTek*......................       218,790
 13,000   Mestek*........................       290,550
 75,000   Middleby*......................       480,000
 14,800   Minuteman International........       151,108
 26,600   Nordson........................       801,990
 14,100   P & F Industries*..............       102,225
    100   Paul Mueller Co. ..............         3,026
    700   Peerless Mfg.*.................        12,866
  2,488   Q.E.P. Company*................        10,706
  9,900   Regal-Beloit...................       252,945
 33,773   Rofin-Sinar Technologies*......       295,514
 66,900   Tecumseh Products, Class B.....     3,311,550
191,700   Timken.........................     4,426,353
 16,500   Twin Disc......................       274,725
 39,700   Water Pik Technologies*........       402,955
  7,400   Woodward Governor..............       509,120
                                           ------------
                                             34,259,796
                                           ------------
          MEDIA -- 3.7%
323,300   American Greetings, Class A....     5,867,895
106,500   Banta..........................     3,803,115
113,100   Bowne & Co. ...................     1,591,317
     75   Courier........................         2,959
 45,700   Equity Marketing*..............       562,110

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MEDIA (CONTINUED)
 12,400   Franklin Covey*................  $     31,744
  3,300   Grey Global Group..............     2,247,300
 75,500   Media General, Class A.........     4,794,250
 18,700   Outlook Group*.................        95,557
 51,600   Scholastic*....................     2,796,204
    600   Standard Register..............        16,872
 58,100   Thomas Nelson..................       705,915
 10,900   Tufco Technologies*............        65,291
                                           ------------
                                             22,580,529
                                           ------------
          METALS -- 1.5%
105,100   Chase Industries*..............     1,182,375
  6,000   Commercial Metals..............       252,000
 11,300   Commonwealth Industries........        83,620
 52,900   IMCO Recycling*................       470,810
  5,500   L.B. Foster, Class A*..........        31,518
 70,910   Mueller Industries*............     2,481,141
 16,200   Oregon Steel Mills*............       123,120
 55,800   Quanex.........................     1,980,900
 35,300   Ryerson Tull...................       386,535
105,100   Southern Peru Copper...........     1,361,045
 61,800   Steel Technologies.............       527,154
 44,000   Universal Stainless & Alloy
            Products*....................       509,960
                                           ------------
                                              9,390,178
                                           ------------
          MISCELLANEOUS FINANCIAL -- 0.8%
  5,000   Affiliated Managers Group*.....       359,150
148,600   American Capital Strategies....     4,600,656
  1,200   Jefferies Group................        57,840
 12,600   Maxcor Financial Group*........        76,734
                                           ------------
                                              5,094,380
                                           ------------
          OFFICE MACHINERY -- 1.6%
104,300   Coinstar*......................     3,513,867
 45,700   Hunt...........................       468,425
 38,900   Kronos*........................     1,827,522
 25,900   Metrologic Instruments*........       190,106
 66,400   Nam Tai Electronics............     1,251,640
 30,700   Printronix*....................       368,400
 96,900   Storage Technology*............     2,077,536
 10,400   Stratasys*.....................        94,120
                                           ------------
                                              9,791,616
                                           ------------
          OIL -- 0.8%
  3,400   Barnwell Industries............        68,850
 43,900   Castle Energy..................       248,035
 74,700   Denbury Resources*.............       633,456
  1,500   Dominion Resources Black
            Warrior Trust................        31,575
160,900   Energy Partners*...............     1,288,809
 14,520   Howell.........................       172,207
  2,300   Isramco*.......................         8,280
  1,500   Marine Petroleum Trust.........        42,045
 10,800   Maynard Oil*...................       210,600
 34,400   Patina Oil & Gas...............     1,084,288
 53,500   PetroCorp*.....................       526,975

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL (CONTINUED)
  7,600   PrimeEnergy*...................  $     60,876
 12,500   Williams Coal Seam Gas Royalty
            Trust........................       148,000
 54,100   Wiser Oil*.....................       286,189
                                           ------------
                                              4,810,185
                                           ------------
          OIL DISTRIBUTION -- 1.3%
105,900   Frontier Oil...................     2,274,732
 62,600   Holly..........................     1,161,230
191,500   ONEOK..........................     3,992,775
  2,500   TransMontaigne*................        13,000
 15,500   World Fuel Services............       303,800
                                           ------------
                                              7,745,537
                                           ------------
          OIL SERVICES -- 0.9%
  6,800   Chiles Offshore*...............       156,400
 47,500   Kaneb Services LLC.............     1,061,625
  2,000   NATCO Group, Class A*..........        16,180
 66,300   Oceaneering International*.....     1,922,700
  8,700   Oil States International*......        93,960
 92,215   Paradigm Geophysical*..........       361,483
 15,900   Petroleum Development*.........       101,744
 26,400   Resource America, Class A......       291,192
 19,200   TMBR/Sharp Drilling*...........       292,800
 68,400   Veritas DGC*...................     1,156,644
  5,900   W-H Energy Services*...........       127,440
                                           ------------
                                              5,582,168
                                           ------------
          OTHER UTILITIES -- 0.1%
    550   Sevenson Environmental
            Services.....................         7,150
106,400   U.S. Liquids*..................       356,440
    500   Waste Holdings*................         3,150
                                           ------------
                                                366,740
                                           ------------
          PAPER -- 1.1%
 31,400   American Woodmark..............     1,980,618
 13,300   Baltek*........................       105,070
  4,200   Carmel Container Systems*......        22,260
  3,800   CSS Industries*................       123,538
  8,400   DSG International*.............        27,644
115,100   Glatfelter.....................     2,064,894
 32,715   Greif Brothers, Class A........     1,167,926
 30,700   Nashua*........................       181,130
 15,100   Nortek*........................       543,600
  8,700   Rock-Tenn, Class A.............       186,615
 11,400   Schweitzer-Mauduit
            International................       283,290
                                           ------------
                                              6,686,585
                                           ------------
          REAL ESTATE ASSETS -- 0.8%
 38,900   AMREP*.........................       284,748
 21,000   DeWolfe Companies*.............       425,250
 38,200   Getty Realty...................       718,160
    800   ILX Resorts*...................         5,440
120,000   Insignia Financial Group*......     1,374,000
 16,900   J.W. Mays*.....................       202,800
 24,500   Jones Lang LaSalle*............       542,675
  1,400   LNR Property...................        49,098
  4,500   Mego Financial*................        22,500

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
 51,800   Newmark Homes..................  $    882,102
    500   Patriot Transportation
            Holding*.....................        16,000
  1,700   United Capital*................        42,092
                                           ------------
                                              4,564,865
                                           ------------
          REAL ESTATE INVESTMENT TRUSTS -- 6.2%
 13,200   American Community Property
            Trust*.......................        94,380
 65,500   Amli Residential Properties
            Trust........................     1,651,910
136,500   Brandywine Realty Trust........     3,262,350
108,600   CBL & Associates Properties....     3,839,010
 56,800   FBR Asset Investment...........     1,544,960
142,000   Glenborough Realty Trust.......     3,053,000
 21,700   Hanover Capital Mortgage
            Holdings.....................       187,705
160,200   Healthcare Realty Trust........     4,863,672
 84,900   Highwoods Properties...........     2,384,841
100,200   Home Properties of New York....     3,451,890
128,900   Innkeepers USA Trust...........     1,463,015
 27,800   Keystone Property Trust........       391,980
 21,600   Koger Equity...................       385,992
114,700   Macerich.......................     3,458,205
  3,000   Malan Realty Investors.........        13,560
 45,900   Novastar Financial.............       862,920
136,601   Prentiss Properties Trust......     4,032,462
 10,400   Presidential Realty, Class B...        71,760
 48,200   Prime Group Realty Trust.......       369,212
  8,900   Ramco-Gershenson Properties
            Trust........................       158,064
 26,600   Roberts Realty Investors.......       190,456
104,400   Senior Housing Properties
            Trust........................     1,503,360
  1,100   Transcontinental Realty
            Investors*...................        18,260
 53,400   Winston Hotels.................       501,960
                                           ------------
                                             37,754,924
                                           ------------
          RETAIL -- 7.2%
    100   1-800-FLOWERS.COM*.............         1,362
     35   America's Car-Mart*............           346
    200   AnnTaylor Stores*..............         8,644
  4,200   Arden Group, Class A*..........       281,400
 41,100   Blair..........................       756,240
120,100   Burlington Coat Factory
            Warehouse....................     2,311,925
 16,400   Cash America International.....       144,320
 31,900   Cato, Class A..................       710,732
 35,300   Charming Shoppes*..............       279,576
165,400   Chico's FAS*...................     5,573,979
 26,450   Christopher & Banks*...........       868,883
210,000   Claire's Stores................     4,090,800
 64,100   Dress Barn*....................     1,898,001
  7,800   Foodarama Supermarkets*........       349,440
 44,450   Footstar*......................     1,355,281
 21,950   Fresh Brands...................       373,150
 67,415   Friedman's, Class A............       724,711
 20,000   Gart Sports Co.*...............       604,000
 38,500   Hastings Entertainment*........       303,765
 18,400   Jos. A. Bank Clothiers*........       247,480
  7,100   Lands' End*....................       318,577
 30,200   Lillian Vernon.................       193,280
164,200   Longs Drug Stores..............     4,576,254
 60,500   Michaels Stores*...............     2,286,900

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
  4,800   Mothers Work*..................  $     78,240
 93,100   PETsMart*......................     1,262,436
 33,700   Pier 1 Imports.................       693,883
163,200   Ruddick........................     2,715,648
  6,000   Rush Enterprises*..............        43,200
  4,800   S&K Famous Brands*.............        52,272
 52,200   ShopKo Stores*.................       944,820
  3,800   Sonic Automotive*..............       113,924
 33,000   Spiegel, Class A...............        45,210
 29,500   Sport Chalet*..................       265,500
 23,800   The Children's Place Retail
            Stores*......................       785,400
 42,700   Tractor Supply*................     1,964,200
  3,100   United Retail Group*...........        21,576
 20,900   Village Supermarket, Class
            A*...........................       731,291
 30,500   Weis Markets...................       925,675
135,100   Zale*..........................     5,485,059
                                           ------------
                                             44,387,380
                                           ------------
          SERVICES -- 5.0%
 46,100   aaiPharma*.....................     1,656,834
 17,600   Almost Family*.................       198,880
  7,100   Ambassadors Group*.............        97,767
 50,300   Angelica.......................       779,147
 33,000   Childtime Learning Centers*....       118,800
 61,700   Cornell Companies*.............       666,360
 24,400   Covance*.......................       494,832
  4,700   Crestline Capital*.............       158,108
 29,800   Cross Media Marketing*.........       387,400
  3,900   Ecology and Environment, Class
            A............................        40,560
 54,300   eResearch Technology*..........       868,257
 25,200   Exponent*......................       335,412
 22,100   FTI Consulting*................       684,658
 74,800   Healthcare Services Group*.....       856,460
 41,100   Horizon Health*................       641,160
  3,800   Imperial Parking*..............        98,990
168,500   Information Resources*.........     1,548,515
 64,100   ITT Educational Services*......     2,884,500
 18,000   Kelly Services, Class A........       508,140
 39,700   Kendle International*..........       738,023
 10,472   Michael Baker*.................       149,226
  7,700   Monro Muffler Brake*...........       132,440
 89,900   MPS Group*.....................       786,625
101,200   NCO Group*.....................     2,809,312
  5,800   Nobel Learning Communities*....        40,542
 26,100   Opinion Research*..............       156,600
 98,000   PAREXEL International*.........     1,571,920
142,000   Pittston Brink's Group.........     3,564,201
 50,700   Pre-Paid Legal Services*.......     1,447,992
  4,300   RCM Technologies*..............        20,253
 19,054   SOURCECORP*....................       561,902
199,400   Stewart Enterprises, Class
            A*...........................     1,190,617
  3,600   Sunrise Assisted Living*.......        98,136
121,800   Sylvan Learning Systems*.......     3,440,850
 62,800   TeleTech Holdings*.............       843,404
 17,100   Whitman Education Group*.......       101,232
                                           ------------
                                             30,678,055
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SOAPS & COSMETICS -- 0.5%
 39,200   Cascade International* (b).....  $          0
 42,300   CPAC...........................       262,683
 13,595   Del Laboratories*..............       259,936
    750   Inter Parfums..................         5,888
  6,400   Katy Industries*...............        40,543
105,300   Pennzoil-Quaker State..........     2,260,791
    100   Stepan.........................         2,685
                                           ------------
                                              2,832,526
                                           ------------
          SOFTWARE -- 6.9%
177,150   Activision*....................     5,284,384
211,000   American Management Systems*...     3,941,691
  2,600   CIBER*.........................        23,790
 40,100   Dynamics Research*.............     1,012,926
167,500   eFunds*........................     2,688,375
 54,300   Elite Information Group*.......       613,047
 34,222   Group 1 Software*..............       477,397
 77,800   GTECH Holdings*................     3,792,750
139,398   Hyperion Solutions*............     3,765,140
212,845   Intergraph*....................     3,748,200
 83,900   JDA Software Group*............     2,674,732
  7,300   Made2Manage Systems*...........        49,275
  3,500   Manatron*......................        13,125
167,100   MSC.Software*..................     3,843,300
 28,200   Ontrack Data International*....       277,206
156,100   Perot Systems, Class A*........     3,114,195
  8,538   Prophet 21*....................       103,737
 18,400   Quality Systems*...............       280,232
  9,400   Roxio*.........................       213,286
 15,000   Software Spectrum*.............       271,500
 81,600   SS&C Technologies*.............       840,480
 50,100   Sybase*........................       875,247
137,700   Sykes Enterprises*.............     1,334,313
115,900   Systems & Computer
            Technology*..................     1,528,721
 45,916   Take-Two Interactive
            Software*....................       922,912
 31,500   TSR*...........................       178,920
                                           ------------
                                             41,868,881
                                           ------------
          TELEPHONE -- 0.1%
 15,100   Atlantic Tele-Network..........       194,488
  7,500   Hector Communications*.........       108,750
    100   Shenandoah
            Telecommunications...........         3,900
                                           ------------
                                                307,138
                                           ------------
          TEXTILES -- 1.2%
 60,400   Brown Shoe Co. ................     1,175,384
  7,100   Deckers Outdoor*...............        37,204
 26,200   Garan..........................     1,408,250
  3,161   Haggar.........................        38,880
 26,400   Hampshire Group*...............       495,000
 28,700   Kellwood.......................       697,123
 12,400   Oxford Industries..............       327,360
141,200   Phillips-Van Heusen............     1,992,333
  1,472   Quaker Fabric*.................        16,442
 68,200   Russell........................     1,016,180

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
 13,200   Stride Rite....................  $    108,900
  2,600   Superior Uniform Group.........        27,950
 16,000   Tandy Brands Accessories*......       151,200
                                           ------------
                                              7,492,206
                                           ------------
          TRANSPORTATION -- 3.2%
 53,900   Alexander & Baldwin............     1,488,179
 80,000   AMERCO*........................     1,392,800
 16,100   C2*............................       138,299
 47,800   Celadon Group*.................       322,650
  3,400   J.B. Hunt Transport
            Services*....................        96,662
  3,200   Kirby*.........................        95,680
 11,200   Knightsbridge Tankers..........       203,392
 35,600   Landstar System*...............     3,303,680
  3,350   Marten Transport*..............        61,104
 75,900   Navigant International*........     1,100,550
 28,400   Old Dominion Freight Line*.....       399,872
  1,300   Providence & Worcester Railroad
            Co. .........................        10,361
 61,100   Roadway........................     2,260,700
 24,200   Ryder System...................       714,868
 72,700   SEACOR SMIT*...................     3,562,300
 27,200   USFreightways..................       963,968
124,400   Yellow*........................     3,282,916
                                           ------------
                                             19,397,981
                                           ------------
          TRAVEL/ENTERTAINMENT -- 3.5%
  5,680   Ark Restaurants*...............        40,101
157,100   Aztar*.........................     3,440,490
 17,700   Bob Evans Farms................       499,494
 60,400   CBRL Group.....................     1,719,588
 40,300   Dave & Buster's*...............       419,120
  4,800   Frisch's Restaurants...........        94,704
 35,900   Garden Fresh Restaurant*.......       346,435
 40,200   Hollywood Casino, Class A*.....       662,898
 77,800   Lakes Gaming*..................       540,710
100,300   Landry's Restaurants...........     2,302,888
 18,960   Lone Star Steakhouse &
            Saloon.......................       396,074
 98,350   Magna Entertainment, Class
            A*...........................       796,635
  6,300   Max & Erma's Restaurants*......        85,050
 32,400   Panera Bread, Class A*.........     2,064,204
 78,500   Prime Hospitality*.............     1,032,275
106,100   Ryan's Family Steak Houses*....     2,546,400
 49,200   Schlotzsky's*..................       280,440
 19,700   Sonesta International Hotels,
            Class A......................       107,168
  9,000   Sonic*.........................       231,390
124,800   Sun International Hotels*......     3,395,808
  1,100   WestCoast Hospitality*.........         7,700
                                           ------------
                                             21,009,572
                                           ------------
          WHOLESALE -- 2.8%
  2,250   Aceto..........................        25,965
 62,700   Action Performance
            Companies*...................     3,087,975
  3,385   All American Semiconductor*....        13,202
 47,800   Allou Health & Beauty, Class
            A*...........................       286,322
 60,300   Aviall*........................       544,509
 43,900   Central Garden & Pet Co.*......       461,828
 80,600   Enesco Group*..................       556,140

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          WHOLESALE (CONTINUED)
  7,850   FinishMaster*..................  $     87,920
109,400   Gentiva Health Services*.......     2,708,744
 34,300   GTSI*..........................       306,985
 24,400   Handleman*.....................       250,588
 85,600   Hughes Supply..................     3,334,976
 66,600   Huttig Building Products*......       368,964
  9,900   McRae Industries, Class A......        57,420
 18,400   Noland.........................       483,000
 40,800   Pomeroy Computer Resources*....       619,344
  9,500   Schnitzer Steel Industries.....       161,500
 24,450   SCP Pool*......................       767,730
 99,300   Spartan Stores*................       746,736
 24,400   Swiss Army Brands*.............       168,360
 29,700   Traffix*.......................       217,701
 59,000   United Natural Foods*..........     1,469,690
    200   United Stationers*.............         7,620
  1,600   Watsco, Class B................        28,800
    500   Workflow Management*...........         2,890
                                           ------------
                                             16,764,909
                                           ------------
          TOTAL COMMON STOCKS............   603,387,235
                                           ------------
          RIGHTS -- 0.0%
          BUILDING -- 0.0%
  4,200   Miller Building Systems* (b)...             0
                                           ------------
          TOTAL RIGHTS...................             0
                                           ------------
                                              VALUE
                                           ------------
          REPURCHASE AGREEMENTS -- 1.4%
          State Street Bank, dated
            3/28/02, due 4/1/02 at 0.75%
            with a maturity value of
            $8,267,689 (Collateralized by
            Fannie Mae securities).......  $  8,267,000
                                           ------------
          TOTAL REPURCHASE AGREEMENTS....     8,267,000
                                           ------------
          TOTAL INVESTMENTS
            (COST $493,609,952) (a) --
            100.5%.......................   611,654,235
          LIABILITIES IN EXCESS OF OTHER
            ASSETS -- (0.5)%.............    (3,304,961)
                                           ------------
          NET ASSETS -- 100.0%...........  $608,349,274
                                           ============

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..............  $130,023,413
   Unrealized depreciation..............   (11,979,130)
                                          ------------
   Net unrealized appreciation..........  $118,044,283
                                          ============

(b) Bankrupt security/delisted; fair-valued by Management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                    AXA Rosenberg International Small Capitalization Fund
9/23/1996                                                                                               1
3/31/1997                                                                                           1.013
3/31/1998                                                                                           1.038
3/31/1999                                                                                           0.947
3/31/2000                                                                                            1.25
3/31/2001                                                                                           1.115
3/31/2002                                                                                           1.062

                                                             CRlexUS            Salomon Smith Barney World ex US EMI
9/23/1996                                                          1                                               1
3/31/1997                                                      0.991                                           0.976
3/31/1998                                                      0.996                                           1.055
3/31/1999                                                      0.883                                           1.024
3/31/2000                                                       1.07                                           1.272
3/31/2001                                                        0.9                                           0.999
3/31/2002                                                       0.86                                           0.999

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                                     SINCE        SINCE
                                                     LAST 1    LAST 3    LAST 5    INCEPTION    INCEPTION
                                                      YEAR     YEARS     YEARS     (9/23/96)    (10/29/96)
                                                     ------    ------    ------    ---------    ----------
Institutional Shares (ICSIX).......................   -4.80%    3.90%     0.94%       1.09%
Investor Shares (RISIX)............................   -5.08%    3.53%     0.60%                    0.72%
Class A Shares (RSCAX)(1)..........................   -5.39%    3.35%     0.41%       0.57%
Class A Shares*....................................  -10.56%    1.41%    -0.71%      -0.46%
Class B Shares (RSCBX)(1)..........................   -5.83%    2.79%    -0.08%       0.12%
Class B Shares**...................................  -10.43%    1.51%    -0.48%      -0.06%
CRIexUS(2).........................................   -4.21%   -0.81%    -2.75%      -2.65%       -2.71%

     Most of the major global equity markets finished in the negative territory for the year ended March 31, 2002. Hit by sudden global economic slowdown and terrorist attacks in the U.S., stocks fell in the first half of the year. Market returns improved solidly after September 11(th). The economic conditions seemed to be improving as the fiscal year ended, but the strength and speed of the recovery remain uncertain. Small cap stocks outperformed large cap stocks during the year. For the year as a whole, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS), lost 4.21%.

     In Europe, stock markets started the year with strong gains in April. The bounce quickly ended, and the market resumed its decline as negative economic news and disappointing corporate earnings hit the markets. Stocks recovered after the sell-off in September as investors were encouraged by the early signs of economic recovery. Value stocks outperformed growth stocks, and small cap stocks outpaced large cap stocks during the year. For the fiscal year ended March 31, 2002, small stocks in Europe lost 3.99%.

     In Japan, the market fell for most of the year, and the Nikkei 225 Index(3) hit 18-year lows twice. The Japanese economy was plagued by weak domestic consumption and bad debt problems in its banking system. However, the market managed to rebound strongly after the government released the anti-deflation package and imposed tighter restrictions on short-selling activities in February. For the year, small stocks in Japan were down 13.74%.

     Elsewhere in Asia, markets were down in the first half of the year as the export-driven Asian economies were hit hard by the sudden slowdown of the global economy. Stocks rebounded strongly after September on the hope that the global economy had finally bottomed out and an economic recovery was imminent. For the year as a whole, small stocks in the region gained 16.2%.

     In Canada, stocks moved up strongly in the second half of the year. The early signs of an economic recovery in the U.S. and rising commodity prices helped lift the Canadian stocks. Small stocks outpaced large stocks as measured by the MSCI Canada Index(4), by more than 18%. During the year, small stocks in Canada gained 14.38%.

     For the fiscal year ended March 31, 2002, the AXA Rosenberg International Small Capitalization Fund underperformed its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. by 0.59%. The underperformance was concentrated in September. The alpha recovered nicely in the 4th quarter. Since inception, the Fund's performance has still exceeded that of the benchmark. The Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries.

     The Manager follows a systematic and disciplined approach to international investing. As of March 31, 2002, portfolio holdings were diversified over 21 countries and over 400 companies. The top 10 holdings accounted for about 16% of the total portfolio. Approximately 68% of the holdings were invested in Europe.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the AXA
     Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $9.0 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
     Kong, Ireland, Italy, Japan, the Netherlands, New Zealand,
     Norway, Portugal, Singapore, Spain, Sweden, Switzerland and
     U.K. Investors cannot invest directly in any Index.
(3) The Nikkei 225 Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.
(4) Large stock returns are based on individual country and regional MSCI Standard Indices.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS -- 92.0%
          AUSTRALIA -- 3.1%
          Banking -- 0.0%
  2,430   Bendigo Bank....................  $     9,156
                                            -----------
          Building -- 0.0%
  2,200   Downer EDI......................        1,045
    900   Leighton Holdings...............        5,476
                                            -----------
                                                  6,521
                                            -----------
          Chemicals -- 0.2%
 20,400   Orica...........................       84,051
                                            -----------
          Financial Investments -- 0.3%
 50,900   Australian Foundation Investment
            Company.......................       86,657
                                            -----------
          Food -- 0.4%
130,100   Goodman Fielder.................      105,539
 30,000   Ridley Corporation..............       20,174
                                            -----------
                                                125,713
                                            -----------
          Health -- 0.0%
  5,000   Ramsay Health Care..............       13,129
                                            -----------
          Instruments -- 0.2%
111,900   Pacific Dunlop..................       72,860
                                            -----------
          Machinery -- 0.1%
 16,900   G.U.D. Holdings.................       21,917
                                            -----------
          Media -- 0.5%
 16,000   Prime Television................       20,494
 20,290   Seven Network...................       79,808
 26,600   Ten Network Holdings............       33,078
 29,600   Village Roadshow................       28,120
                                            -----------
                                                161,500
                                            -----------
          Metals -- 0.3%
 28,060   Newmont Mining..................       80,569
 27,600   Ticor...........................       19,591
                                            -----------
                                                100,160
                                            -----------
          Miscellaneous Financial -- 0.1%
 18,293   Challenger International........       29,191
                                            -----------
          Oil -- 0.2%
 43,900   Orogen Minerals.................       44,047
  1,200   Washington H. Soul Pattinson &
            Company.......................       33,303
                                            -----------
                                                 77,350
                                            -----------
          Real Estate Assets -- 0.1%
 30,000   Australand Holdings.............       25,618
                                            -----------
          Retail -- 0.2%
 25,609   Origin Energy...................       42,506
 10,995   Sigma Company...................       29,047
                                            -----------
                                                 71,553
                                            -----------
          Services -- 0.1%
 14,900   Spotless Group..................       36,262
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          AUSTRALIA (CONTINUED)
          Travel/Entertainment -- 0.2%
 23,500   Jupiters........................  $    64,842
                                            -----------
          Wholesale -- 0.2%
 68,700   Metcash Trading.................       67,831
                                            -----------
                                              1,054,311
                                            -----------
          BELGIUM -- 1.1%
          Banking -- 1.0%
    220   Banque Nationale de Belgique....      362,936
                                            -----------
          Financial Investments -- 0.1%
  1,300   Econocom Group..................       26,640
                                            -----------
                                                389,576
                                            -----------
          CANADA -- 4.8%
          Banking -- 0.4%
  4,200   Laurentian Bank of Canada.......       98,326
  5,000   Trilon Financial, Class A.......       54,218
                                            -----------
                                                152,544
                                            -----------
          Electric Utilities -- 0.3%
  2,900   ATCO, Class I...................       89,977
                                            -----------
          Food -- 0.3%
  6,900   Onex............................       95,668
                                            -----------
          Instruments -- 0.4%
  4,100   ATS Automation Tooling
            Systems*......................       47,826
  4,400   Dorel Industries, Class B*......       87,316
                                            -----------
                                                135,142
                                            -----------
          Insurance -- 0.3%
    600   E-L Financial...................       90,636
                                            -----------
          IT Hardware -- 0.0%
    100   CAE.............................          735
                                            -----------
          Liquor & Tobacco -- 0.0%
    500   Rothmans........................        9,715
                                            -----------
          Media -- 0.9%
  3,400   Alliance Atlantis
            Communications, Class B*......       38,382
  4,300   G.T.C. Transcontinental Group,
            Class A.......................       94,334
  7,700   Moore Corp.*....................      100,146
  6,500   Torstar, Class B................       98,596
                                            -----------
                                                331,458
                                            -----------
          Metals -- 0.3%
  3,000   IPSCO...........................       51,486
  4,300   Teck Cominco, Class B...........       40,294
                                            -----------
                                                 91,780
                                            -----------
          Oil -- 0.2%
  2,000   Canadian Natural Resources......       64,686
                                            -----------
          Other Utilities -- 0.0%
      1   Philip Services*................            1
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          CANADA (CONTINUED)
          Paper -- 0.9%
 13,700   Canfor..........................  $    88,019
 10,800   Cascades........................       97,345
  3,000   Domtar..........................       32,719
  3,100   Nexfor..........................       17,196
  1,500   Norske Skog Canada..............        6,816
    800   Tembec*.........................        6,293
  3,410   West Fraser Timber Co. .........       92,977
                                            -----------
                                                341,365
                                            -----------
          Real Estate Assets -- 0.1%
  1,200   Brookfield Properties...........       22,866
                                            -----------
          Retail -- 0.3%
  9,100   Hudson's Bay....................       86,699
                                            -----------
          Software -- 0.1%
  2,000   BCE Emergis*....................       15,294
    400   Cognos*.........................       10,568
                                            -----------
                                                 25,862
                                            -----------
          Telephone -- 0.3%
  2,400   Corus Entertainment, Class B*...       55,284
  2,900   Manitoba Telecom Services.......       54,732
                                            -----------
                                                110,016
                                            -----------
                                              1,649,150
                                            -----------
          DENMARK -- 3.0%
          Banking -- 1.6%
 10,600   Sydbank.........................      553,567
                                            -----------
          Biotechnology -- 0.6%
 10,200   Novozymes, Class B..............      198,707
                                            -----------
          Financial Investments -- 0.2%
  5,400   Alm. Brand......................       60,837
                                            -----------
          Food -- 0.6%
  6,900   Aarhus Oliefabrik, Class A......      218,634
                                            -----------
                                              1,031,745
                                            -----------
          FINLAND -- 4.6%
          Drugs -- 1.0%
108,600   Tamro...........................      348,653
                                            -----------
          Electric Utilities -- 1.7%
108,700   Fortum..........................      577,514
                                            -----------
          Insurance -- 0.2%
  3,000   Pohjola Group, Class D..........       67,000
                                            -----------
          Machinery -- 0.5%
  1,900   Kone, Class B...................      174,044
                                            -----------
          Paper -- 1.2%
 52,700   M-real, Class B.................      396,309
                                            -----------
                                              1,563,520
                                            -----------
          FRANCE -- 8.9%
          Banking -- 1.5%
  6,301   Natexis Banques Populaires......      505,723
                                            -----------
          Cellular -- 0.1%
    807   Radiall.........................       49,282
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          FRANCE (CONTINUED)
          Construction Materials -- 0.9%
  6,975   Ciments Francais................  $   316,115
                                            -----------
          Financial Investments -- 0.5%
  1,750   Eurazeo.........................       92,213
    200   Francarep.......................       12,737
    509   Societe Fonciere, Financiere Et
            De Participations.............       52,309
                                            -----------
                                                157,259
                                            -----------
          Food -- 0.8%
    676   Groupe Bourbon..................       37,154
    588   Sucriere de Pithiviers Le
            Vieil.........................      220,578
                                            -----------
                                                257,732
                                            -----------
          Machinery -- 0.0%
      2   Crometal........................          130
                                            -----------
          Media -- 1.1%
 40,430   Havas Advertising...............      364,351
                                            -----------
          Metals -- 0.7%
  1,100   CFF Recycling...................       46,063
  3,484   Vallourec.......................      193,612
                                            -----------
                                                239,675
                                            -----------
          Miscellaneous Financial -- 0.1%
  7,000   Viel et Compagnie*..............       26,442
                                            -----------
          Oil -- 0.0%
     35   Elf Gabon.......................        5,435
                                            -----------
          Paper -- 1.9%
     35   Exacompta Clairefontaine........        2,870
 11,000   La Rochette.....................      119,475
 30,405   Worms et Compagnie..............      543,769
                                            -----------
                                                666,114
                                            -----------
          Real Estate Assets -- 0.2%
  5,368   Selectibail.....................       79,612
                                            -----------
          Retail -- 0.6%
 14,782   Etam*...........................      216,650
                                            -----------
          Services -- 0.4%
    885   Groupe ONET.....................      131,253
                                            -----------
          Transportation -- 0.1%
 48,516   Eurotunnel*.....................       46,981
                                            -----------
                                              3,062,754
                                            -----------
          GERMANY -- 11.5%
          Autos -- 0.7%
  6,937   Leoni...........................      180,042
    150   Porsche.........................       68,178
                                            -----------
                                                248,220
                                            -----------
          Chemicals -- 0.9%
 31,050   MG Technologies.................      313,950
                                            -----------
          Construction Materials -- 0.3%
  9,909   Villeroy & Boch.................       86,360
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          GERMANY (CONTINUED)
          Drugs -- 1.8%
    970   Biotest.........................  $    10,874
 19,180   Merck...........................      582,295
                                            -----------
                                                593,169
                                            -----------
          Electric Utilities -- 1.2%
 31,490   Bewag Aktiengesellschaft, Class
            A.............................      412,078
                                            -----------
          Food -- 0.3%
    760   Oelmuehle Hamburg...............      116,029
                                            -----------
          Instruments -- 1.3%
  6,410   Fresenius.......................      437,860
                                            -----------
          Liquor & Tobacco -- 0.4%
  4,780   Brau und Brunnen*...............      141,782
                                            -----------
          Machinery -- 1.4%
 13,530   Duerr...........................      292,138
  2,170   KSB.............................      189,330
                                            -----------
                                                481,468
                                            -----------
          Media -- 0.5%
 10,630   Schlott Sebaldus................      186,400
                                            -----------
          Other Utilities -- 0.0%
    800   INTERSEROH......................        8,166
                                            -----------
          Real Estate Assets -- 0.0%
    240   IVG Holding.....................        2,429
                                            -----------
          Retail -- 0.4%
  3,180   AVA Allgemeine
            Handelsgesellschaft der
            Verbraucher...................      104,589
  5,000   Horten..........................       41,439
                                            -----------
                                                146,028
                                            -----------
          Wholesale -- 2.3%
 12,077   Baywa...........................       54,260
 37,280   Continental.....................      551,266
  3,850   Gehe............................      155,846
                                            -----------
                                                761,372
                                            -----------
                                              3,935,311
                                            -----------
          HONG KONG -- 2.8%
          Banking -- 0.9%
 14,000   International Bank of Asia......        3,482
 51,000   JCG Holdings....................       30,732
 56,000   Liu Chong Hing Bank.............       59,591
 24,000   Wing Hang Bank..................       86,618
 24,000   Wing Lung Bank..................      106,157
                                            -----------
                                                286,580
                                            -----------
          Building -- 0.2%
 90,000   Hopewell Holdings...............       69,233
                                            -----------
          Cellular -- 0.1%
 43,000   SmarTone Telecommunications
            Holdings*.....................       50,719
                                            -----------
          Drugs -- 0.0%
200,000   Vital Biotech Holdings*.........        9,231
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          HONG KONG (CONTINUED)
          Financial Investments -- 0.1%
122,000   HKR International...............  $    32,847
 84,000   Peregrine Investment Holdings*
            (b)...........................            0
                                            -----------
                                                 32,847
                                            -----------
          Food -- 0.0%
 45,000   Lam Soon Hong Kong*.............       11,539
                                            -----------
          IT Hardware -- 0.0%
 36,000   Wong's International
            (Holdings)....................       15,693
                                            -----------
          Liquor & Tobacco -- 0.0%
 36,000   San Miguel Brewery Hong Kong....       11,077
                                            -----------
          Media -- 0.1%
195,000   Oriental Press Group............       25,251
                                            -----------
          Real Estate Assets -- 0.6%
  4,000   China Motor Bus Co. ............       34,103
  8,000   Hang Lung Group.................        6,821
 52,000   Henderson China Holdings........       24,334
 98,000   Kerry Properties................       91,092
138,000   New World China Land*...........       39,366
 12,000   Wing On Co. International.......        4,500
                                            -----------
                                                200,216
                                            -----------
          Retail -- 0.1%
 28,600   Dairy Farm International
            Holdings*.....................       20,592
  8,000   YGM Trading.....................        4,769
                                            -----------
                                                 25,361
                                            -----------
          Telephone -- 0.3%
136,000   i-Cable Communications*.........       90,669
                                            -----------
          Textiles -- 0.1%
 50,000   High Fashion International......       11,987
 52,000   Tungtex (Holdings) Company......       12,334
 30,000   USI Holdings*...................        3,269
                                            -----------
                                                 27,590
                                            -----------
          Transportation -- 0.1%
  4,000   Kowloon Motor Bus Holdings......       19,231
 46,000   Orient Overseas International...       21,526
                                            -----------
                                                 40,757
                                            -----------
          Travel/Entertainment -- 0.2%
260,000   Golden Harvest Entertainment*...       17,334
100,000   Hongkong & Shanghai Hotels......       42,309
                                            -----------
                                                 59,643
                                            -----------
                                                956,406
                                            -----------
          IRELAND -- 0.2%
          Soaps & Cosmetics -- 0.2%
 50,000   IWP International...............       78,516
                                            -----------
          ITALY -- 7.6%
          Banking -- 0.8%
 42,000   Banca Popolare di Novara........      289,462
                                            -----------
          Building -- 0.8%
562,000   SMI.............................      273,091
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          ITALY (CONTINUED)
          Construction Materials -- 1.9%
 25,000   Buzzi Unicem....................  $   207,631
 46,617   Italcementi.....................      418,888
                                            -----------
                                                626,519
                                            -----------
          Insurance -- 0.2%
 23,000   Compagnia Assicuratrice
            Unipol........................       79,057
  3,400   Premafin Finanziaria*...........        4,731
                                            -----------
                                                 83,788
                                            -----------
          IT Hardware -- 0.3%
  3,230   Ericsson........................       92,285
                                            -----------
          Machinery -- 0.4%
 45,421   Danieli & Co. ..................      136,707
                                            -----------
          Media -- 0.0%
  3,000   Cofide..........................        1,801
                                            -----------
          Metals -- 1.3%
180,658   GIM.............................      159,497
 98,000   Pirelli & C.....................      277,859
                                            -----------
                                                437,356
                                            -----------
          Paper -- 1.0%
 78,000   Ifil (Finanziaria di
            Partecipazioni)...............      360,650
                                            -----------
          Textiles -- 0.3%
 28,716   Vincenzo Zucchi.................      110,228
                                            -----------
          Travel/Entertainment -- 0.6%
133,000   Cremonini.......................      202,471
                                            -----------
                                              2,614,358
                                            -----------
          JAPAN -- 14.5%
          Autos -- 0.9%
  9,000   Ahresty.........................       18,063
 10,000   Aichi Machine Industry Co. .....       22,258
  1,000   Amatsuji Steel Ball Mfg. Co. ...        6,187
  1,000   Chuo Malleable Iron Co. ........        1,992
  3,000   Exedy...........................       15,596
  2,000   Fuji Univance...................        3,471
 15,000   Kanto Auto Works................       82,394
  4,000   Mitsuba.........................       14,094
 15,000   Nissan Shatai Co. ..............       29,766
  1,000   Sumitomo Wiring Systems.........        5,433
 20,000   U-Shin..........................       78,622
  2,000   Unipres.........................        2,912
  4,000   Yachiyo Industry Co. ...........       15,694
  5,000   Yasunaga........................       10,714
  2,000   Yorozu..........................        5,402
                                            -----------
                                                312,598
                                            -----------
          Banking -- 0.9%
  8,500   Shinki Co. .....................       50,345
  1,000   The Akita Bank..................        3,237
  1,200   The Bank of Iwate...............       31,780
  4,000   The Chiba Kogyo Bank*...........       21,187
  2,000   The Eighteenth Bank.............        7,530
  8,000   The Kagoshima Bank..............       24,748
 27,000   The Keiyo Bank..................       60,708

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Banking (continued)
 15,000   The Tochigi Bank................  $    71,981
  2,500   The Tokyo Tomin Bank*...........       22,032
                                            -----------
                                                293,548
                                            -----------
          Building -- 1.4%
  9,000   Fukuda..........................       22,613
  3,000   Hibiya Engineering..............       15,324
  7,000   Hitachi Plant Engineering &
            Construction Co. .............       17,852
  5,000   Kyudenko........................       16,373
 26,000   Maeda...........................       73,565
 21,000   Maeda Road Construction.........       71,302
  5,000   Nippon Densetsu Kogyo Co. ......       16,939
  8,000   Nippon Dentsu Co. ..............       17,686
 10,000   Nippon Hodo.....................       38,480
  7,000   Sanki Engineering Co. ..........       32,693
 12,000   Sanyo Engineering &
            Construction..................       29,698
  3,000   Taikisha........................       16,954
  6,000   Tetra...........................        8,511
 11,000   Tohuku Telecommunications
            Construction Co. .............       17,761
  4,000   Tokyo Energy & Systems..........       11,257
  4,000   Tsukishima Kikai Co. ...........       21,096
  6,000   UEKI............................        8,375
  8,000   Yurtec..........................       21,428
                                            -----------
                                                457,907
                                            -----------
          Chemicals -- 0.5%
  3,000   Hokko Chemical Industry Co. ....        9,960
  4,000   Komatsu Seiren Co. .............        7,364
  1,000   Kureha Chemical Industry Co. ...        2,912
  3,000   Nippon Pigment Co.*.............        2,897
  5,000   Nippon Shokubai Co. ............       19,429
  9,000   NOF.............................       17,995
  2,000   Osaka Organic Chemical
            Industry......................        6,232
  3,000   Sakai Chemical Industry Co. ....        9,688
 18,000   Toagosei Co. ...................       27,163
  2,000   Tokyo Printing Ink Mfg. Co. ....        3,923
 16,000   Toyo Tire & Rubber Co. .........       22,092
 26,000   Yokohama Rubber Co. ............       57,283
                                            -----------
                                                186,938
                                            -----------
          Construction Materials -- 0.6%
  9,000   Asahi Organic Chemicals Industry
            Co. ..........................       20,168
  6,000   Japan Steel Tower Co. ..........       10,005
  5,000   Komai Tekko.....................        9,582
 13,000   Mitsubishi Plastics.............       17,656
  1,000   Nihon Yamamura Glass Co. .......        1,479
  3,000   Noritz..........................       23,315
 17,000   Okabe...........................       42,328
  1,000   Sankyo Rikagaku Co. ............        4,361
 19,000   Sanwa Shutter...................       47,165
  3,000   Takada Kiko.....................       10,141
  3,000   Takahashi Curtain Wall..........        4,980
                                            -----------
                                                191,180
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Defense -- 0.1%
 10,000   Namura Shipbuilding Co. ........  $    13,657
  3,000   Sasakura Engineering Co. .......        8,828
                                            -----------
                                                 22,485
                                            -----------
          Drugs -- 0.8%
 16,000   Nikken Chemicals................       39,839
 17,000   Nippon Shinyaku Co. ............       78,501
  3,000   Rohto Pharmaceutical Co. .......       18,946
  5,000   Seikagaku.......................       32,067
  2,000   Teikoku Hormone Mfg. Co. .......       10,035
  3,800   Torii Pharmaceutical Co. .......       51,752
 15,000   Tsumura & Co.*..................       46,176
                                            -----------
                                                277,316
                                            -----------
          Durables -- 0.0%
  3,000   Sun Wave*.......................        4,233
  3,000   Zojirushi.......................       10,005
                                            -----------
                                                 14,238
                                            -----------
          Financial Investments -- 0.6%
 11,000   Central Leasing.................       69,717
  3,000   Diamond Lease...................       36,986
  7,000   Kyosei Rentemu..................       29,788
 16,000   Tokyo Leasing...................       67,605
                                            -----------
                                                204,096
                                            -----------
          Food -- 0.7%
     13   Coca-Cola Central Japan Co. ....       61,893
 28,000   Itoham Foods....................       77,747
  9,000   Kinki Coca-Cola Bottling Co. ...       57,653
  1,000   Mikuni Coca-Cola Bottling
            Co. ..........................        7,583
  6,000   Nichiwa Sangyo..................        9,733
    300   Shikoku Coca-Cola Bottling
            Co. ..........................        2,424
 19,000   Tokatsu Foods...................       37,560
                                            -----------
                                                254,593
                                            -----------
          Health -- 0.1%
  3,000   SRL.............................       25,352
                                            -----------
          Household -- 0.1%
  8,000   Mizuno..........................       21,730
                                            -----------
          Instruments -- 0.1%
  4,000   Hitachi Medical.................       33,078
  1,000   Honda Tsushin Kogyo Co. ........        4,489
  1,000   Sumitomo Special Metals Co.*....        5,282
                                            -----------
                                                 42,849
                                            -----------
          Insurance -- 0.0%
 10,000   The Fuji Fire & Marine Insurance
            Co. ..........................       15,996
                                            -----------
          IT Hardware -- 1.2%
  2,000   Asti............................        5,734
  1,000   Excel...........................        7,409
 12,000   FDK*............................       29,969
  1,000   Fuji Electric Ind. Co. .........        3,848
 17,000   Hitachi Kokusai Electric........       70,804
  4,000   Iriso Electronics...............        8,481

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          IT Hardware (continued)
 13,200   Komatsu Electronic Metals
            Co.*..........................  $    36,851
  4,000   Kuramoto Seisakusho.............       41,649
  6,000   New Japan Radio Co. ............       29,200
 17,000   Nihon Inter Electronics.........       20,395
  2,000   Shindengen Electric
            Manufacturing.................        5,282
  9,000   Toko............................       24,446
  9,000   Toshiba Ceramics Co.*...........       21,934
 40,000   Toshiba TEC.....................       92,052
                                            -----------
                                                398,054
                                            -----------
          Liquor & Tobacco -- 0.1%
 12,000   Mercian.........................       17,746
                                            -----------
          Machinery -- 0.9%
  8,000   Aida Engineering................       24,990
 12,000   Amada Machinics Co. ............       23,541
  7,000   Asahi Diamond Industrial Co. ...       31,690
    200   DMW.............................        4,633
  3,000   Fuji Seiko......................        4,753
 24,000   Furukawa Co. ...................       23,179
 12,000   Hitachi Construction Machinery
            Co. ..........................       28,973
 15,000   Hitachi Koki Co. ...............       41,310
  1,500   Maezawa Industries..............        7,130
  2,000   Nakano Refrigerators Co. .......        7,545
  3,000   Nihon Kaiheiki Ind. Co. ........        8,964
  4,400   Nitto Electric Works............       26,227
 12,000   Okuma*..........................       21,730
  6,000   Organo..........................       20,236
  2,000   Piolax..........................       10,578
  4,000   Shinko Kogyo Co. ...............        4,527
    400   Zuiko...........................        2,417
                                            -----------
                                                292,423
                                            -----------
          Media -- 0.3%
  1,000   Asahi Broadcasting..............       44,894
  4,000   Nissha Printing Co. ............       20,402
  8,000   RKB Mainichi Broadcasting.......       36,820
  2,000   Sanko Sangyo....................        7,817
                                            -----------
                                                109,933
                                            -----------
          Metals -- 0.3%
 12,000   Kurimoto........................       18,833
  8,000   Nittetsu Mining Co. ............       14,185
  2,000   Toyo Kohan Co. .................        4,799
  9,000   Toyokuni Electric Cable Co. ....       26,484
 17,000   Yodogawa Steel Works............       34,119
                                            -----------
                                                 98,420
                                            -----------
          Miscellaneous Financial -- 0.2%
 17,000   Marusan Securities Co. .........       53,744
  5,000   Sakura Friend Securities Co. ...        7,847
 11,000   Tokai Tokyo Securities Co. .....       16,267
  2,000   Tsubasa Securities Co. .........        4,361
                                            -----------
                                                 82,219
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Office Machinery -- 0.3%
 10,000   Canon N.T.C.....................  $    22,409
  6,000   Chinon Industries*..............        8,466
 23,000   General Co. ....................       52,929
  1,000   Nisca...........................        4,074
  4,000   Richo Elemex....................       16,599
  2,000   Tarmon Co. .....................        7,092
  3,000   YE Data.........................        5,659
                                            -----------
                                                117,228
                                            -----------
          Oil -- 0.1%
 10,000   Kanto Natural Gas Development
            Co. ..........................       38,330
                                            -----------
          Oil Distribution -- 0.0%
  4,000   San-Ai Oil Co. .................        9,416
                                            -----------
          Other Utilities -- 0.0%
  7,000   Otaki Gas Co. ..................       15,845
                                            -----------
          Paper -- 0.2%
 10,000   Chuetsu Pulp & Paper............       15,619
  7,000   Daio Paper......................       49,489
                                            -----------
                                                 65,108
                                            -----------
          Real Estate Assets -- 0.6%
  4,000   Aoki Marine Co. ................        8,360
  5,000   Hosoda..........................       10,941
  9,000   Musasino Kogyo Co.*.............       19,014
 30,000   Nice............................       49,345
 23,000   Recruit Cosmos Co. .............       44,426
 37,000   Tokyo Tatemono Co. .............       59,184
                                            -----------
                                                191,270
                                            -----------
          Retail -- 0.8%
  4,900   Aoyama Trading Co. .............       47,619
 11,000   Charle..........................       55,110
  1,400   Chiyoda Co. ....................        9,507
  8,000   Daiwa...........................        9,960
  4,717   Edion*..........................       20,821
  3,500   Himaraya........................        6,549
  3,100   Homac...........................       17,519
  5,000   Matsuzakaya Co. ................       11,657
  1,300   Ministop Co. ...................       16,273
  2,000   Nagano Tokyu Department
            Store*........................        4,331
  3,000   Rio Chain Co. ..................        9,688
  2,500   Shimachu Co. ...................       35,274
  9,000   The Maruetsu....................       19,965
    800   Three F Co. ....................        5,433
  4,000   Traveler........................       12,676
                                            -----------
                                                282,382
                                            -----------
          Services -- 0.2%
  2,000   Daishinto.......................        4,089
 13,000   Eikoh...........................       46,199
  5,000   Horiuchi Color..................       21,692
  1,000   Shingakukai Co. ................        3,169
    500   Shuei Yobiko Co. ...............        4,923
  1,200   Wesco...........................        2,408
                                            -----------
                                                 82,480
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Soaps & Cosmetics -- 0.2%
  9,000   Avon Products...................  $    16,298
  2,000   Ivy Cosmetics...................        8,481
 18,000   Sunstar.........................       39,929
                                            -----------
                                                 64,708
                                            -----------
          Software -- 0.4%
  8,000   Creo Co. .......................       30,241
  5,000   Intec*..........................       30,369
  7,000   Japan Process Development
            Co. ..........................       26,408
  2,000   Sumisho Electronics Co. ........       19,467
 23,000   Tsuzuki Denki Co.*..............       43,558
                                            -----------
                                                150,043
                                            -----------
          Textiles -- 0.1%
  5,000   Fujix...........................       14,713
  1,000   Sotoh Co. ......................        3,773
                                            -----------
                                                 18,486
                                            -----------
          Transportation -- 0.4%
  3,000   Kawanishsi Warehouse Co. .......       14,441
  1,000   Meiko Trans Co. ................        2,490
 26,000   Seino Transportation Co. .......      115,548
  7,000   Senko Co. ......................       13,310
                                            -----------
                                                145,789
                                            -----------
          Travel/Entertainment -- 0.5%
 10,000   Adores..........................       13,204
  2,400   Daiichi kosho...................       36,760
  5,000   Horipro.........................       25,276
  1,000   Mefos...........................        7,772
 15,000   Taikan Co. .....................       27,049
     32   Taito...........................       29,698
 18,000   Tokyo Dome......................       44,411
                                            -----------
                                                184,170
                                            -----------
          Wholesale -- 0.9%
  3,000   Atol............................       11,318
  1,000   Denkodo.........................        3,848
 18,000   Denkyosha.......................       48,893
  7,000   Gigas Kansai....................       33,010
  2,000   Kato Sangyo Co. ................        8,285
  3,000   Mitani..........................        9,507
  1,000   Morito Co. .....................        3,622
  5,000   Nagahori........................        8,375
  4,000   Nagase & Company................       15,694
    500   Nojima..........................        2,113
  3,600   Ryosan Co. .....................       38,707
  4,000   Ryoyo Electro...................       37,424
  1,000   Sangetsu Co. ...................       12,849
 16,000   Sekido..........................       26,318
  1,000   Toho Pharmaceutical Co. ........        2,339
 26,000   Uehara Sei Shoji................       50,417
                                            -----------
                                                312,719
                                            -----------
                                              4,997,595
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          MALAYSIA -- 0.0%
          Durables -- 0.0%
    840   Silverstone* (b)................  $         0
                                            -----------
          Travel/Entertainment -- 0.0%
 24,000   Rekapacific* (b)................            0
                                            -----------
          NETHERLANDS -- 4.9%
          Financial Investments -- 0.0%
    190   Delta Deelnemingen Fonds........        4,459
                                            -----------
          Household -- 0.0%
  2,751   EVC International*..............        4,800
                                            -----------
          Media -- 1.8%
  3,400   Roto Smeets de Boer.............       76,527
 64,120   Wegener.........................      549,873
                                            -----------
                                                626,400
                                            -----------
          Real Estate Assets -- 1.3%
 18,920   Corio...........................      453,910
                                            -----------
          Services -- 0.7%
 25,187   Stork...........................      243,902
                                            -----------
          Software -- 0.6%
 57,360   Getronics.......................      190,656
                                            -----------
          Textiles -- 0.4%
  4,212   Gamma Holding...................      130,079
                                            -----------
          Wholesale -- 0.1%
  6,209   Amstelland......................       37,375
                                            -----------
                                              1,691,581
                                            -----------
          NEW ZEALAND -- 0.4%
          Electric Utilities -- 0.3%
 41,590   Contact Energy..................       71,218
 10,600   Natural Gas Corporation
            Holdings......................        5,553
  5,000   TrustPower......................        7,373
                                            -----------
                                                 84,144
                                            -----------
          Wholesale -- 0.1%
 21,018   Nufarm..........................       45,542
                                            -----------
                                                129,686
                                            -----------
          NORWAY -- 0.3%
          Banking -- 0.3%
  3,300   Gjensidige NOR Sparebank........      111,349
                                            -----------
          SINGAPORE -- 1.9%
          Banking -- 0.3%
 12,000   Industrial & Commercial Bank....       36,119
 26,000   Overseas Union Trust............       64,299
                                            -----------
                                                100,418
                                            -----------
          Household -- 0.0%
 56,000   Hour Glass......................       14,578
                                            -----------
          Instruments -- 0.0%
 51,000   Sunright*.......................       12,446
                                            -----------
          IT Hardware -- 0.1%
 29,000   WBL.............................       33,342
                                            -----------
          Miscellaneous Financial -- 0.1%
158,000   Lum Chang Holdings..............       26,992
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          SINGAPORE (CONTINUED)
          Real Estate Assets -- 1.1%
 72,000   Allgreen Properties.............  $    46,467
 10,000   Cycle & Carriage................       23,103
 24,000   Fraser & Neave..................      101,524
 15,000   Keppel..........................       33,353
 24,000   Keppel Land.....................       23,429
 30,000   Orchard Parade Holdings*........        6,833
 35,000   Singapore Land..................       65,296
 20,000   United Engineers................       13,558
100,000   United Industrial...............       39,048
 27,000   United Overseas Land............       27,089
                                            -----------
                                                379,700
                                            -----------
          Real Estate Investment
            Trusts -- 0.1%
 58,000   MCL Land........................       31,770
                                            -----------
          Services -- 0.0%
  5,000   Wearnes International...........        1,559
                                            -----------
          Telephone -- 0.1%
 54,000   Intraco.........................       28,700
                                            -----------
          Transportation -- 0.1%
 71,000   Comfort Group...................       26,184
                                            -----------
                                                655,689
                                            -----------
          SPAIN -- 5.2%
          Building -- 2.8%
 22,630   Fomento de Construcciones y
            Contratas.....................      546,469
 81,750   Obrascon Huarte Lain............      445,742
                                            -----------
                                                992,211
                                            -----------
          Insurance -- 0.7%
 33,540   Corporacion Mapfre..............      225,597
                                            -----------
          Machinery -- 0.4%
  3,770   Construcciones y Auxiliar de
            Ferrocarriles.................      123,336
                                            -----------
          Media -- 0.4%
132,610   Grupo Picking Pack*.............      144,611
                                            -----------
          Telephone -- 0.3%
  4,003   ACS, Actividades de Construccion
            y Servicios...................      110,703
                                            -----------
          Wholesale -- 0.6%
436,920   Ercros*.........................      190,585
                                            -----------
                                              1,787,043
                                            -----------
          SWEDEN -- 0.6%
          Airlines -- 0.2%
  9,600   SAS*............................       70,900
                                            -----------
          Media -- 0.1%
  4,300   Elanders, B Shares..............       43,589
                                            -----------
          Paper -- 0.3%
 11,123   Billerud*.......................       90,739
                                            -----------
                                                205,228
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          SWITZERLAND -- 3.1%
          Instruments -- 0.4%
     95   Daetwyler Holding...............  $   127,096
      5   Sulzer..........................        1,096
                                            -----------
                                                128,192
                                            -----------
          Insurance -- 0.4%
     20   Helvetia Patria Holding.........        2,783
    250   Schweizerische National-
            Versicherungs-Gesellschaft....      120,109
                                            -----------
                                                122,892
                                            -----------
          IT Hardware -- 1.7%
 20,760   Ascom Holding...................      290,082
  2,830   Unaxis Holding..................      313,406
                                            -----------
                                                603,488
                                            -----------
          Machinery -- 0.6%
  3,880   Zellweger Luwa*.................      206,712
                                            -----------
                                              1,061,284
                                            -----------
          UNITED KINGDOM -- 13.5%
          Building -- 0.9%
 13,000   George Wimpey...................       50,908
 24,000   The Berkeley Group..............      271,016
                                            -----------
                                                321,924
                                            -----------
          Food -- 0.0%
  3,477   Robert Wiseman Dairies..........        5,694
                                            -----------
          Instruments -- 0.5%
288,000   Senior..........................      161,994
                                            -----------
          Insurance -- 1.7%
 14,000   Jardine Lloyd Thompson Group....      120,214
133,000   John Mowlem & Co. ..............      461,170
                                            -----------
                                                581,384
                                            -----------
          IT Hardware -- 0.2%
 25,000   TT Electronics..................       59,630
                                            -----------
          Machinery -- 2.4%
218,000   Delta...........................      363,205
 70,000   Rexam...........................      481,454
    100   Wagon...........................          299
                                            -----------
                                                844,958
                                            -----------
          Oil Services -- 0.7%
 50,000   Ramco Energy*...................      249,200
                                            -----------
          Other Utilities -- 0.8%
 15,000   Bristol Water Holdings..........      259,524
                                            -----------
          Retail -- 0.5%
 10,000   CD Bramall......................       44,144
 68,913   Somerfield*.....................      112,116
                                            -----------
                                                156,260
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          UNITED KINGDOM (CONTINUED)
          Services -- 1.2%
 67,559   Reed Executive..................  $   141,420
 71,706   Savills.........................      197,224
 78,000   Spring Group....................       66,088
                                            -----------
                                                404,732
                                            -----------
          Soaps & Cosmetics -- 0.6%
 20,400   Body Shop International.........       27,670
200,000   McBride.........................      162,336
    133   Paterson Zochonis...............        1,537
                                            -----------
                                                191,543
                                            -----------
          Software -- 2.3%
 57,100   Azlan Group*....................      115,014
 14,000   Dicom Group.....................       89,114
241,480   Merant*.........................      398,886
120,000   Parity Group....................       82,022
102,000   RM..............................      114,746
                                            -----------
                                                799,782
                                            -----------
          Transportation -- 0.8%
 34,669   Malcolm Group...................       36,039
236,000   Stagecoach Holdings.............      255,409
                                            -----------
                                                291,448
                                            -----------
          Travel/Entertainment -- 0.9%
288,000   ALPHA Airports Group............      255,295
  2,322   Wolverhampton & Dudley
            Breweries.....................       22,484
 16,530   Yates Group.....................       33,896
                                            -----------
                                                311,675
                                            -----------
                                              4,639,748
                                            -----------
          TOTAL COMMON STOCKS.............   31,614,850
                                            -----------
          PREFERRED STOCKS -- 0.2%
          CANADA -- 0.2%
          Construction Materials -- 0.2%
  1,400   Lafarge Canada..................       60,110
                                            -----------
          TOTAL PREFERRED STOCKS..........       60,110
                                            -----------
          WARRANTS -- FOREIGN SECURITIES -- 0.0%
          SINGAPORE -- 0.0%
          Building -- 0.0%
  6,300   IPCO International @ 1.30,
            12/17/02......................          126
                                            -----------
          TOTAL WARRANTS -- FOREIGN
            SECURITIES....................          126
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

                                               VALUE
                                            -----------
          REPURCHASE AGREEMENTS -- 4.2%
          State Street Bank, dated
            3/28/02, due 4/1/02 at 0.50%
            with a maturity value of
            $1,439,080 (Collateralized by
            Fannie Mae securities)........  $ 1,439,000
                                            -----------
          TOTAL REPURCHASE AGREEMENTS.....    1,439,000
                                            -----------
          TOTAL INVESTMENTS (COST
            $33,940,593) (a) -- 96.4%.....   33,114,086
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 3.6%...........    1,248,784
                                            -----------
          NET ASSETS -- 100.0%............  $34,362,870
                                            ===========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation...............    $ 2,759,662
   Unrealized depreciation...............     (3,586,169)
                                             -----------
   Net unrealized depreciation...........    $  (826,507)
                                             ===========

(b) Bankrupt security/delisted; fair-valued by Management.

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                       DELIVERY   CONTRACT AMOUNT     UNREALIZED
                         DATE     (LOCAL CURRENCY)   DEPRECIATION
                       --------   ----------------   ------------

Sold Danish Krones in
  exchange for
  Swedish Kronas
  130,000............   4/2/02         107,146           $(24)

Deliver Swedish
  Kronas in exchange
  for Euro 33,306....   4/9/02         300,000           $(93)

Deliver Norwegian
  Krones in exchange
  for Euro 129,879...  4/16/02       1,000,000           $(78)

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                    AXA ROSENBERG VALUE MARKET NEUTRAL FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                   Axa Rosenberg Value Market Neutral Fund    U.S. 90-day Treasury bills
12/16/1997                                                                               1                             1
3/31/1998                                                                            0.997                         1.015
3/31/1999                                                                            0.924                         1.064
3/31/2000                                                                            0.794                         1.116
3/31/2001                                                                             0.92                         1.181
3/31/2002                                                                            1.045                         1.217

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                                    SINCE         SINCE
                                                              LAST 1    LAST 3    INCEPTION     INCEPTION
                                                               YEAR     YEARS     (12/16/97)    (12/18/97)
                                                              ------    ------    ----------    ----------
Institutional Shares (BMNIX)................................  13.53%     4.17%       1.03%
Investor Shares (BRMIX).....................................  13.24%     3.83%                     0.68%
Class A Shares (RVMAX)(1)...................................  12.98%     3.64%       0.63%
Class A Shares*.............................................   6.81%     1.71%      -0.68%
Class B Shares (RVMBX)(1)...................................  12.34%     3.12%       0.12%
Class B Shares**............................................   7.34%     1.85%      -0.34%
U.S. 90-day Treasury Bills..................................   3.05%     4.59%       4.68%         4.68%

     Both the Institutional and Investor Shares of the AXA Rosenberg Value Market Neutral Fund outperformed the U.S. 90-day Treasury Bill hurdle by a wide margin over the trailing 12-month period ending March 31, 2002. Though performance has been above expectations in recent months, the Fund's active return since inception is less than the benchmark.

     In the months leading up to the terrorist attack of September 11(th), the U.S. equity market was already in decline with value leading growth in the mid/small cap universe(2). U.S. equity market returns improved solidly in the three months after September 11(th), but fell back in early 2002. Economic conditions seemed to be improving as the calendar year ended, but the strength and speed of the recovery remains uncertain. The Federal Reserve's aggressive cycle of interest rate cuts in 2001 came to an end in early 2002, thus shifting investor focus towards a rebound in corporate earnings. The technology sector continued to lag the broader market as investors further reconciled the disappointing earnings with the still high prices for the overall sector. For the year ending March 31, 2002, the market managed to produce a return of 25 basis points; value outperformed growth by 13.27%(3).

     The market environment and investor focus (both pre- and post-September 11(th) helped the performance of the Fund over the year. The Manager's stock selection models tend to favor stocks that are seen as underpriced relative to their fundamental financial characteristics, including their likely future earnings, when compared with other similar stocks. When investors focus on these fundamental features of stocks, the success of the models generally increases. At the core of the Manager's stock selection process is the belief that a portfolio of long positions that produce more future earnings per dollar of initial cost (an "earnings advantage") than the stocks sold short should be rewarded with positive active return. In the past year, the stocks held long by the Fund produced more earnings per dollar of cost than the short positions, and investors rewarded these superior earnings companies with superior returns.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Value Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Value Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Value Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2) Over the period April 1, 2001 through August 31, 2001, the return of the S&P 500 Index was -1.74%, and the performance of the Russell 2500 Value Index relative to the Russell 2500
     Growth Index was 3.32%.
(3) Again, we use the S&P 500 Index as a proxy for the market, and the Russell 2500 style indices as proxies for mid/small cap value and growth.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS -- 95.1%
          AIRCRAFT -- 0.4%
  1,500   Curtiss-Wright..................  $    99,750
  4,700   Ducommun*.......................       92,590
  5,100   Standex International...........      124,542
                                            -----------
                                                316,882
                                            -----------
          AIRLINES -- 0.1%
  2,700   Airborne........................       47,223
  2,200   AirNet Systems*.................       22,946
    900   Alaska Air Group*...............       29,961
                                            -----------
                                                100,130
                                            -----------
          AUTOS -- 1.8%
  3,100   Amcast Industrial...............       17,050
  9,400   BorgWarner......................      591,448
  5,000   Noble International.............       63,350
  2,600   Strattec Security*..............      121,316
 36,200   Visteon.........................      599,110
                                            -----------
                                              1,392,274
                                            -----------
          BANKING -- 3.7%
    100   ACE Cash Express*...............          959
  6,900   Advanta, Class A................       88,044
  1,400   American Business Financial
            Services......................       15,442
    700   ASTA Funding*...................       10,549
  1,900   Berkshire Bancorp...............       54,150
  3,000   Capital Trust, Class A*.........       15,000
    500   Central Bancorp.................       13,875
  1,100   Chittenden......................       32,065
 13,000   Colonial BancGroup..............      193,960
  7,800   Countrywide Credit Industries...      349,050
    500   Downey Financial................       22,800
  1,600   First Bancshares................       21,728
    900   First Citizens BancShares, Class
            A.............................       92,664
  2,400   First Tennessee National........       84,120
  1,400   Franklin Bank NA................       25,648
 16,000   Hibernia, Class A...............      305,600
  6,900   HPSC*...........................       48,231
  6,300   Irwin Financial.................      117,873
  4,600   ITLA Capital*...................      113,850
    700   Jacksonville Bancorp............       16,240
  1,400   Kankakee Bancorp................       55,160
  1,300   LSB Financial...................       21,970
  3,000   North Central Bancshares........       71,640
    100   Pinnacle Bancshares.............          900
    331   Quaker City Bancorp*............       10,486
  1,100   R&G Financial, Class B..........       21,923
  3,800   Student Loan....................      348,080
 10,800   UICI*...........................      204,660
  7,035   UMB Financial...................      301,661
  3,300   Wainwright Bank & Trust.........       27,225
    900   Washington Savings Bank FSB.....        6,210
    300   Wells Financial.................        5,910
  7,700   Westcorp........................      168,245
                                            -----------
                                              2,865,918
                                            -----------
          BIOTECHNOLOGY -- 0.2%
 16,900   Bio-Technology General*.........       82,979
  5,800   Nabi Biopharmaceuticals*........       35,728
                                            -----------
                                                118,707
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          BUILDING -- 2.6%
  1,000   Centex..........................  $    51,930
  9,435   D.R. Horton.....................      355,700
 16,600   Lennar..........................      875,816
  8,910   M.D.C. Holdings.................      384,912
    800   Ryland Group....................       72,160
  7,800   Skyline.........................      242,190
                                            -----------
                                              1,982,708
                                            -----------
          CHEMICALS -- 2.8%
  2,783   American Vanguard...............       62,784
 10,100   Bairnco.........................       56,863
  1,800   ChemFirst.......................       48,150
 20,400   Lubrizol........................      709,716
 31,900   Sherwin-Williams................      908,512
 28,000   USEC............................      179,200
 10,100   Wellman.........................      166,145
                                            -----------
                                              2,131,370
                                            -----------
          COMPUTER -- 0.0%
  6,500   Interactive Systems
            Worldwide*....................       33,995
                                            -----------
          CONSTRUCTION MATERIALS -- 1.0%
  6,000   Ameron International............      430,500
  1,500   Continental Materials*..........       38,850
  7,100   Lafarge North America...........      307,004
    500   Rock of Ages*...................        3,300
                                            -----------
                                                779,654
                                            -----------
          DEFENSE -- 0.6%
  3,700   Allied Research*................       86,210
  4,100   Cubic...........................      268,017
  1,000   Kaman, Class A..................       16,950
  2,400   Pemco Aviation Group*...........       58,200
                                            -----------
                                                429,377
                                            -----------
          DRUGS -- 3.5%
    100   Barr Laboratories*..............        6,582
 20,800   Bausch & Lomb...................      927,056
  2,500   Cambrex.........................      105,250
  1,100   Diagnostic Products.............       47,520
  3,300   E-Z-EM, Class B*................       33,825
  5,600   Hi-Tech Pharmacal*..............       60,844
  4,300   Immucor*........................       60,200
  6,600   Meridian Bioscience.............       44,873
 23,900   Mylan Laboratories..............      704,094
 17,100   NBTY*...........................      291,726
  7,000   Nutraceutical International*....       41,300
 24,400   Perrigo*........................      291,580
  1,000   United-Guardian.................        6,050
                                            -----------
                                              2,620,900
                                            -----------
          DURABLES -- 0.6%
  2,500   Royal Appliance
            Manufacturing*................       13,375
  5,900   Whirlpool.......................      445,745
                                            -----------
                                                459,120
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES -- 2.0%
 35,500   Northeast Utilities.............  $   705,385
 14,000   PNM Resources...................      429,240
 20,800   Reliant Resources*..............      351,728
                                            -----------
                                              1,486,353
                                            -----------
          FINANCIAL INVESTMENTS -- 0.1%
  1,900   Air Methods*....................       13,680
  1,000   PICO Holdings*..................       14,900
  4,100   Willis Lease Finance*...........       19,188
                                            -----------
                                                 47,768
                                            -----------
          FOOD -- 2.7%
  8,600   Corn Products International.....      276,920
    760   Farmer Brothers.................      230,280
 11,200   Interstate Bakeries.............      271,152
  4,100   John B. Sanfilippo & Son*.......       24,600
  7,300   Panamerican Beverages, Class
            A.............................      132,568
 27,400   PepsiAmericas...................      395,108
 25,800   Smithfield Foods*...............      673,380
                                            -----------
                                              2,004,008
                                            -----------
          HEALTH -- 2.2%
  8,700   Coventry Health Care*...........      226,200
  6,800   DaVita*.........................      172,040
 11,900   Health Net*.....................      326,536
 47,300   Humana*.........................      639,969
  2,100   LabOne*.........................       36,330
  2,625   National Home Health Care*......       31,684
 10,900   PacifiCare Health Systems*......      190,205
                                            -----------
                                              1,622,964
                                            -----------
          HOUSEHOLD -- 3.5%
  3,800   American Biltrite...............       53,200
 26,600   Brunswick.......................      726,712
 11,900   Direct Focus*...................      452,795
  5,000   Falcon Products.................       30,600
  9,200   Johnson Outdoors, Class A*......       90,620
 25,600   Kimball International, Class
            B.............................      417,536
    400   Liqui-Box.......................       26,640
 36,700   Pactiv*.........................      734,734
  4,000   Russ Berrie & Co. ..............      128,800
  1,600   Trans-Lux.......................        8,160
                                            -----------
                                              2,669,797
                                            -----------
          INSTRUMENTS -- 5.6%
 11,100   American Medical Systems
            Holdings*.....................      249,861
  2,500   Analogic........................      103,975
  7,800   Bio-Rad Laboratories, Class
            A*............................      292,890
    100   BioLogic Systems*...............          493
    800   Checkpoint Systems*.............       12,760
  7,350   CONMED*.........................      183,750
    400   Cooper Companies................       18,960
 20,100   DENTSPLY International..........      744,906
 19,000   Edwards Lifesciences*...........      531,050
  5,000   Esterline Technologies*.........      102,000
  3,000   FEI*............................      106,650
  5,400   Integra LifeSciences
            Holdings*.....................      151,902
    600   Invacare........................       22,560
  1,900   Invivo*.........................       22,876

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          INSTRUMENTS (CONTINUED)
  2,100   Kewaunee Scientific.............  $    21,840
    700   Lakeland Industries*............        6,790
    900   Medstone International*.........        4,050
  7,800   Mentor..........................      281,424
 11,000   Mine Safety Appliances..........      413,050
  9,300   MTS Systems.....................      101,835
  3,055   New Brunswick Scientific*.......       27,342
  9,300   Sola International*.............      136,896
  1,800   Span-America Medical Systems....       14,040
 26,500   STERIS*.........................      552,790
  1,400   Thermo Electron*................       29,022
  3,700   Utah Medical Products*..........       58,830
                                            -----------
                                              4,192,542
                                            -----------
          INSURANCE -- 2.5%
  4,000   American Financial Group........      114,880
    200   Clark/Bardes*...................        5,760
  8,070   Fidelity National Financial.....      212,806
  9,000   Great American Financial
            Resources.....................      162,450
  6,300   HCC Insurance Holdings..........      176,085
  2,500   Interstate National Dealer
            Services*.....................       12,500
  4,900   LandAmerica Financial Group.....      169,687
    100   Midland.........................        4,260
  6,700   MIM*............................      110,550
  1,600   National Western Life Insurance,
            Class A*......................      182,800
  2,100   Nationwide Financial Services,
            Class A.......................       89,880
 10,700   NDCHealth.......................      389,373
  4,700   Phoenix Companies*..............       90,240
  2,700   PMA Capital, Class A............       61,938
    500   Radian Group....................       24,540
    300   Wesco Financial.................       93,780
                                            -----------
                                              1,901,529
                                            -----------
          IT HARDWARE -- 5.1%
  6,100   ATMI*...........................      191,845
  7,700   Cobra Electronics*..............       58,058
  6,300   Comtech Telecommunications*.....       66,591
  8,100   Digi International*.............       44,145
  2,200   Dupont Photomask*...............      114,400
  5,200   Entegris*.......................       83,980
    700   Espey Mfg. & Electronics........       13,993
 12,100   ESS Technology*.................      250,954
 32,100   Fairchild Semiconductor, Class
            A*............................      918,060
 23,200   Harris..........................      833,112
 10,200   Hutchinson Technology*..........      220,014
 13,600   Imation*........................      360,808
  8,400   Inter-Tel.......................      155,148
  5,000   Itron*..........................      148,750
  9,100   Network Equipment
            Technologies*.................       46,865
  1,800   Nortech Systems*................       18,954
    100   Park Electrochemical............        2,900
  3,900   Photronics*.....................      131,547
    100   SMTEK International*............          270
  5,100   Sparton*........................       43,350
  5,600   Standard Microsystems*..........      128,800
                                            -----------
                                              3,832,544
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          LIQUOR & TOBACCO -- 0.2%
    700   Adolph Coors, Class B...........  $    47,229
  2,800   Robert Mondavi, Class A*........      100,632
                                            -----------
                                                147,861
                                            -----------
          MACHINERY -- 8.9%
 10,200   Ampco-Pittsburgh................      118,830
 13,600   Ball............................      642,192
  2,400   Butler Manufacturing............       64,440
  4,800   CTB International*..............       72,720
 14,300   Cummins.........................      675,389
  1,000   Eastern Company.................       16,150
  1,800   Energizer Holdings*.............       42,750
  6,500   ESCO Technologies*..............      252,460
    850   Federal Screw Works.............       30,966
  5,700   Graco...........................      232,845
 16,280   Griffon*........................      272,690
    600   Hardinge........................        8,220
  8,800   Harsco..........................      344,432
  1,600   International Aluminum..........       35,248
  7,700   L.S. Starrett, Class A..........      168,014
 20,000   Lennox International............      264,400
  5,700   Lincoln Electric Holdings.......      162,849
  1,400   Lufkin Industries...............       37,800
  1,400   Minuteman International.........       14,294
  1,000   P & F Industries*...............        7,250
  6,500   Pentair.........................      292,305
  2,125   Q.E.P. Company*.................        9,144
 41,200   Rockwell Automation.............      826,471
 18,200   Snap-on.........................      619,710
  5,000   Tecumseh Products, Class B......      247,500
 15,500   Teleflex........................      847,384
 15,300   Timken..........................      353,277
  1,800   Twin Disc.......................       29,970
  2,100   Water Pik Technologies*.........       21,315
    800   York International..............       28,720
                                            -----------
                                              6,739,735
                                            -----------
          MEDIA -- 3.5%
 17,700   American Greetings, Class A.....      321,255
 10,600   Banta...........................      378,526
  2,200   Belo, Class A...................       51,150
 14,900   Bowne & Co. ....................      209,643
  1,400   Equity Marketing*...............       17,220
    875   Grey Global Group...............      595,875
  8,100   Media General, Class A*.........      514,350
  5,600   Outlook Group*..................       28,616
 10,200   Scholastic*.....................      552,738
                                            -----------
                                              2,669,373
                                            -----------
          METALS -- 1.4%
  2,700   Chase Industries*...............       30,375
  4,300   Commercial Metals...............      180,600
 12,500   Intermet........................       87,750
 12,800   Mueller Industries*.............      447,872
  4,800   Quanex..........................      170,400
  4,800   Southern Peru Copper............       62,160
  5,500   Steel Technologies..............       46,915
                                            -----------
                                              1,026,072
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL -- 2.1%
  2,800   Affiliated Managers Group*......  $   201,124
 12,700   American Capital Strategies.....      393,192
  9,300   Eaton Vance.....................      371,535
  7,000   Friedman, Billings, Ramsey
            Group, Class A*...............       49,000
  3,450   John Nuveen, Class A............      190,268
  5,700   Maxcor Financial Group*.........       34,713
  9,300   Raymond James Financial.........      318,339
                                            -----------
                                              1,558,171
                                            -----------
          OFFICE MACHINERY -- 3.9%
  8,200   Coinstar*.......................      276,258
 20,500   Diebold.........................      835,170
  3,300   Hunt............................       33,825
  4,400   Metrologic Instruments*.........       32,296
  3,600   Nam Tai Electronics.............       67,860
 17,900   NCR*............................      801,025
  1,700   Printronix*.....................       20,400
 40,700   Storage Technology*.............      872,608
                                            -----------
                                              2,939,442
                                            -----------
          OIL -- 0.0%
  2,400   Williams Coal Seam Gas Royalty
            Trust.........................       28,416
    100   Wiser Oil*......................          529
                                            -----------
                                                 28,945
                                            -----------
          OIL DISTRIBUTION -- 0.9%
  1,700   Adams Resources & Energy*.......       13,600
 10,000   Ashland.........................      455,100
  2,400   Frontier Oil....................       51,552
  1,600   MarkWest Hydrocarbon*...........       12,480
  5,200   Quaker Chemical.................      121,420
                                            -----------
                                                654,152
                                            -----------
          OIL SERVICES -- 2.3%
 12,400   FMC Technologies*...............      247,132
 27,700   GlobalSantaFe...................      905,790
  4,900   Kaneb Services..................      109,515
  7,400   NATCO Group, Class A*...........       59,866
  9,000   Oceaneering International*......      261,000
  5,200   Paradigm Geophysical*...........       20,384
 12,600   Petroleum Development*..........       80,627
  2,500   Resource America, Class A.......       27,575
    300   TMBR/Sharp Drilling*............        4,575
  2,000   Veritas DGC*....................       33,820
                                            -----------
                                              1,750,284
                                            -----------
          OTHER UTILITIES -- 0.0%
  7,900   U.S. Liquids*...................       26,465
                                            -----------
          PAPER -- 1.4%
  2,800   American Woodmark...............      176,616
  5,800   Baltek*.........................       45,820
 14,400   Boise Cascade...................      521,856
  1,000   Carmel Container Systems*.......        5,300
    100   CSS Industries*.................        3,251
  4,100   DSG International*..............       13,493
    500   Glatfelter......................        8,970

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          PAPER (CONTINUED)
  9,400   Lydall*.........................  $   133,292
  3,200   Nashua*.........................       18,880
  4,300   Rock-Tenn, Class A..............       92,235
                                            -----------
                                              1,019,713
                                            -----------
          REAL ESTATE ASSETS -- 0.4%
  1,100   DeWolfe Companies*..............       22,275
  8,600   Insignia Financial Group*.......       98,470
  2,700   J.W. Mays*......................       32,400
  8,100   Newmark Homes...................      137,935
                                            -----------
                                                291,080
                                            -----------
          REAL ESTATE INVESTMENT TRUSTS -- 1.7%
    600   Amli Residential Properties
            Trust.........................       15,132
    800   Brandywine Realty Trust.........       19,120
 10,000   CBL & Associates Properties.....      353,500
  4,400   Highwoods Properties............      123,596
 12,000   iStar Financial.................      346,800
 13,700   Prentiss Properties Trust.......      404,424
    600   Transcontinental Realty
            Investors*....................        9,960
                                            -----------
                                              1,272,532
                                            -----------
          RETAIL -- 6.1%
  2,100   Blair...........................       38,640
 29,700   Borders Group*..................      710,127
  8,200   Burlington Coat Factory
            Warehouse.....................      157,850
 22,800   Caremark Rx*....................      444,600
  2,000   Chico's FAS*....................       67,400
  5,200   Dress Barn*.....................      153,972
  1,000   Foodarama Supermarkets*.........       44,800
 23,700   Foot Locker*....................      383,466
  4,400   Friedman's, Class A.............       47,300
  3,400   Jos. A. Bank Clothiers*.........       45,730
  9,400   Longs Drug Stores...............      261,978
 10,200   Office Depot*...................      202,470
  5,700   REX Stores*.....................      103,740
 26,400   Ross Stores.....................      998,712
    300   S&K Famous Brands*..............        3,267
  4,400   Sport Chalet*...................       39,600
  7,900   Tractor Supply*.................      363,400
  6,900   United Retail Group*............       48,024
  2,700   Village Supermarket, Class A*...       94,473
  9,300   Zale*...........................      377,580
                                            -----------
                                              4,587,129
                                            -----------
          SERVICES -- 7.3%
  3,500   aaiPharma*......................      125,790
 10,600   Angelica........................      164,194
  4,400   BioReliance*....................      100,936
  8,800   Cornell Companies*..............       95,040
 26,600   Covance*........................      539,448
  6,100   CPI.............................      100,345
    500   Crestline Capital*..............       16,820
 14,700   First American..................      312,816
  6,500   Healthcare Services Group*......       74,425
  4,300   Horizon Health*.................       67,080
 12,700   Information Resources*..........      116,713

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
  4,000   ITT Educational Services*.......  $   180,000
    600   Kelly Services, Class A.........       16,938
  5,700   Kendle International*...........      105,963
 30,100   KPMG Consulting*................      608,020
  4,800   Michael Baker*..................       68,400
 23,900   MPS Group*......................      209,125
  5,100   Opinion Research*...............       30,600
  7,600   PAREXEL International*..........      121,904
 20,415   Pittston Brink's Group..........      512,417
 36,900   Quintiles Transnational*........      654,975
  7,000   Regis...........................      196,560
  7,600   Spherion*.......................       83,980
  5,100   Sunrise Assisted Living*........      139,026
    500   TeleTech Holdings*..............        6,715
 21,000   The New Dun & Bradstreet........      840,210
    500   U.S. Laboratories*..............        6,710
    500   URS*............................       15,850
                                            -----------
                                              5,511,000
                                            -----------
          SOAPS & COSMETICS -- 0.2%
  7,300   CPAC............................       45,333
 12,300   Inter Parfums...................       96,555
    800   Stepan..........................       21,480
                                            -----------
                                                163,368
                                            -----------
          SOFTWARE -- 6.2%
 15,150   Activision*.....................      451,925
 27,500   Alliance Data Systems*..........      691,349
  4,800   American Management Systems*....       89,669
  4,600   CACI International, Class A*....      161,506
 12,000   CIBER*..........................      109,800
  5,500   Elite Information Group*........       62,095
  1,100   Fair, Isaac & Co. ..............       69,729
  6,450   Group 1 Software*...............       89,978
 12,600   GTECH Holdings*.................      614,250
  1,400   Hyperion Solutions*.............       37,814
 11,600   Indus International*............       60,552
 20,300   Intergraph*.....................      357,483
  8,400   JDA Software Group*.............      267,792
 23,700   Perot Systems, Class A*.........      472,815
  3,800   Progress Software*..............       68,932
  1,900   Quality Systems*................       28,937
  4,100   Roxio*..........................       93,029
  2,800   Software Spectrum*..............       50,680
  9,700   SS&C Technologies*..............       99,910
 35,900   Sybase*.........................      627,173
 12,100   Sykes Enterprises*..............      117,249
  1,800   Symantec*.......................       74,178
                                            -----------
                                              4,696,845
                                            -----------
          TELEPHONE -- 0.2%
  3,300   Atlantic Tele-Network...........       42,504
  2,100   Hector Communications*..........       30,450
  1,000   Hotel Reservations Network,
            Class A*......................       58,930
                                            -----------
                                                131,884
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          TEXTILES -- 1.8%
    600   Deckers Outdoor*................  $     3,144
 31,400   Liz Claiborne...................      890,504
 33,400   Tommy Hilfiger*.................      479,290
                                            -----------
                                              1,372,938
                                            -----------
          TRANSPORTATION -- 2.1%
    600   Alexander & Baldwin.............       16,566
  4,100   Covenant Transport, Class A*....       60,106
  2,300   Kirby*..........................       68,770
  2,500   Landstar System*................      232,000
  8,700   Marten Transport*...............      158,688
  5,700   Old Dominion Freight Line*......       80,256
  5,700   P.A.M. Transportation
            Services*.....................      144,210
  6,800   Roadway.........................      251,600
  9,800   USFreightways...................      347,312
  7,700   Yellow*.........................      203,203
                                            -----------
                                              1,562,711
                                            -----------
          TRAVEL/ENTERTAINMENT -- 1.9%
 12,500   Aztar*..........................      273,750
    200   Bob Evans Farms.................        5,644
 14,600   CBRL Group......................      415,662
  1,900   Garden Fresh Restaurant*........       18,335
  7,600   Lakes Gaming*...................       52,820
  8,600   Marcus..........................      138,632
    300   Max & Erma's Restaurants*.......        4,050
  4,400   Panera Bread, Class A*..........      280,324
  3,100   Schlotzsky's*...................       17,670
  3,300   Sonesta International Hotels,
            Class A.......................       17,952
  1,500   Sun International Hotels*.......       40,815
  5,400   Wendy's International...........      188,892
                                            -----------
                                              1,454,546
                                            -----------
          WHOLESALE -- 1.6%
  5,750   Aceto...........................       66,355
  2,000   Action Performance Companies*...       98,500
  6,600   Advanced Marketing Services.....      158,400
  1,600   AMCON Distributing..............        7,360

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          WHOLESALE (CONTINUED)
  1,800   Central Garden & Pet*...........  $    18,936
 10,200   Daisytek International*.........      162,282
    100   Enesco Group*...................          690
  4,900   Gentiva Health Services*........      121,324
  6,700   Hughes Supply...................      261,032
  9,500   Huttig Building Products*.......       52,630
    700   Noland..........................       18,375
    900   Pomeroy Computer Resources*.....       13,662
  6,400   Swiss Army Brands*..............       44,160
  3,600   TESSCO Technologies*............       54,720
  5,400   United Natural Foods*...........      134,514
                                            -----------
                                              1,212,940
                                            -----------
          TOTAL COMMON STOCKS.............   71,805,726
                                            -----------
          REPURCHASE AGREEMENTS -- 6.5%
          Bear Stearns, dated 3/28/02, due
            4/1/02 at 1.85% with a
            maturity value of $4,889,184
            (Collateralized by U.S.
            Treasury Bond)................    4,888,180
                                            -----------
          TOTAL REPURCHASE AGREEMENTS.....    4,888,180
                                            -----------
          TOTAL INVESTMENTS (COST
            $61,284,084) (a) -- 101.6%....   76,693,906
          LIABILITIES IN EXCESS OF OTHER
            ASSETS -- (1.6)%..............   (1,219,069)
                                            -----------
          NET ASSETS -- 100.0%............  $75,474,837
                                            ===========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...............  $16,173,782
   Unrealized depreciation...............     (763,960)
                                           -----------
   Net unrealized appreciation...........  $15,409,822
                                           ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 93.3%
         AIRLINES -- 1.2%
12,800   AirTran Holdings*................  $    77,440
19,200   CNF..............................      633,408
 9,000   SkyWest..........................      224,370
                                            -----------
                                                935,218
                                            -----------
         AUTOS -- 1.9%
29,800   Dana.............................      639,806
22,800   Gentex*..........................      675,564
 6,800   IMPCO Technologies*..............       88,128
                                            -----------
                                              1,403,498
                                            -----------
         BANKING -- 2.3%
27,600   Bay View Capital*................      188,784
 1,700   Integra Bank.....................       33,150
11,000   Investors Financial Services.....      836,550
11,500   Net.B@nk*........................      194,350
16,000   Silicon Valley Bancshares*.......      484,000
                                            -----------
                                              1,736,834
                                            -----------
         BIOTECHNOLOGY -- 1.6%
 9,200   Aphton*..........................      108,652
 5,500   EntreMed*........................       41,800
 1,500   Genzyme Molecular Oncology*......        8,700
 8,400   Human Genome Sciences*...........      183,036
 2,800   Myriad Genetics*.................       93,828
 9,400   OSI Pharmaceuticals*.............      368,010
   400   Regeneron Pharmaceutical*........        9,996
14,100   SuperGen*........................       79,383
10,000   Techne*..........................      275,700
 2,800   Vion Pharmaceuticals*............       11,480
                                            -----------
                                              1,180,585
                                            -----------
         BUILDING -- 0.5%
13,200   Champion Enterprises*............      105,600
 4,800   Insituform Technologies, Class
           A*.............................      121,296
 7,900   Quanta Services*.................      136,591
                                            -----------
                                                363,487
                                            -----------
         CELLULAR -- 0.1%
17,400   Centennial Communications*.......       62,640
 3,100   Leap Wireless International*.....       26,102
                                            -----------
                                                 88,742
                                            -----------
         CHEMICALS -- 2.4%
   100   Alcide*..........................        2,450
 3,000   BioSphere Medical*...............       21,927
 7,700   Cabot Microelectronics*..........      520,905
45,600   Lyondell Chemical................      757,416
 9,600   MacDermid........................      207,936
 6,700   The Scotts Company, Class A*.....      306,726
                                            -----------
                                              1,817,360
                                            -----------
         CONSTRUCTION MATERIALS -- 0.3%
 4,900   CoorsTek*........................      188,258
   200   Nanophase Technologies*..........        1,662
                                            -----------
                                                189,920
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         DEFENSE -- 0.1%
 2,100   Dril-Quip*.......................  $    53,865
                                            -----------
         DRUGS -- 4.6%
17,600   Alkermes*........................      458,656
16,900   Amylin Pharmaceuticals*..........      169,169
18,000   AtheroGenics*....................      130,320
 1,600   Cellegy Pharmaceuticals*.........       11,056
 5,200   Cerus*...........................      278,564
10,100   Columbia Laboratories*...........       49,995
 7,200   CV Therapeutics*.................      260,640
   900   DepoMed*.........................        4,500
 9,600   Durect*..........................       74,784
 8,300   Emisphere Technologies*..........      141,183
 9,035   Enzo Biochem*....................      183,049
 1,900   Esperion Therapeutics*...........       11,571
 5,400   Impax Laboratories*..............       37,476
18,000   Isis Pharmaceuticals*............      289,440
 3,500   Kos Pharmaceuticals*.............       97,440
11,000   MGI Pharma*......................      151,360
 2,000   Millennium Pharmaceuticals*......       44,620
 4,800   Neose Technologies*..............      153,840
   200   Orphan Medical*..................        2,600
16,600   Pain Therapeutics*...............      158,696
 8,800   POZEN*...........................       50,864
20,000   Sepracor*........................      388,000
17,300   Tularik*.........................      284,412
   558   Vertex Pharmaceuticals*..........       15,546
                                            -----------
                                              3,447,781
                                            -----------
         DURABLES -- 0.1%
 7,000   National R.V. Holdings*..........       85,540
                                            -----------
         ELECTRIC UTILITIES -- 2.9%
34,900   DPL..............................      891,695
19,600   Great Plains Energy..............      489,020
19,700   PPL..............................      780,317
                                            -----------
                                              2,161,032
                                            -----------
         FINANCIAL INVESTMENTS -- 1.2%
 4,600   IGEN International*..............      174,248
18,300   InterDigital Communications*.....      175,497
14,200   Macrovision*.....................      378,430
10,900   Rambus*..........................       84,911
 1,300   SurModics........................       56,680
                                            -----------
                                                869,766
                                            -----------
         FOOD -- 2.5%
 1,700   Aurora Foods*....................        7,123
18,500   Cadiz*...........................      166,500
17,400   Charles River Laboratories
           International*.................      539,400
13,200   Delta & Pine Land................      250,404
 3,800   Gum Tech International*..........       32,832
 5,100   Tejon Ranch*.....................      159,630
15,347   Tootsie Roll Industries..........      705,809
                                            -----------
                                              1,861,698
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         HEALTH -- 1.8%
 1,800   Alliance Imaging*................  $    22,140
 6,900   CryoLife*........................      144,210
 7,000   IMPATH*..........................      287,280
12,100   LifePoint Hospitals*.............      447,216
 4,900   Lincare Holdings*................      132,888
 5,300   Manor Care*......................      123,490
   500   Res-Care*........................        4,065
 9,800   Specialty Laboratories*..........      234,122
                                            -----------
                                              1,395,411
                                            -----------
         HOUSEHOLD -- 3.0%
16,900   Boyds Collection*................      110,695
 4,700   Daktronics*......................       37,553
32,500   Herman Miller....................      772,850
 4,600   Quixote..........................       85,797
   400   Research Frontiers*..............        7,072
   800   Rogers*..........................       26,568
32,600   Thomas & Betts...................      689,816
21,600   Tupperware.......................      491,400
   400   WMS Industries*..................        7,600
                                            -----------
                                              2,229,351
                                            -----------
         INSTRUMENTS -- 6.2%
 1,600   Aksys*...........................       14,048
17,300   Applera Corporation -- Applied
           Biosystems Group...............      386,655
13,800   Aradigm*.........................       64,860
 2,300   ArthroCare*......................       41,423
 9,700   Aspect Medical Systems*..........       86,330
 7,800   BEI Medical Systems*.............       46,410
14,800   Bruker Daltonics*................      141,784
 8,600   Caliper Technologies*............      111,542
 5,800   ChromaVision Medical Systems*....       28,420
16,100   Ciphergen Biosystems*............       96,922
13,900   Cognex*..........................      403,934
 6,600   Conceptus*.......................      142,230
 8,200   Cyberonics*......................      131,118
 5,100   Diametrics Medical*..............       21,369
 6,000   Dionex*..........................      145,980
 2,400   Endocardial Solutions*...........       19,464
 1,700   Endocare*........................       33,507
14,400   Harvard Bioscience*..............      126,576
10,900   i-STAT*..........................       79,461
13,800   Illumina*........................      130,548
18,200   Ixia*............................      154,700
 4,100   Keithley Instruments.............       90,077
15,900   Millipore........................      703,416
   300   PharmaNetics*....................        2,175
   800   ResMed*..........................       32,104
 7,000   Tollgrade Communications*........      171,570
11,400   Transgenomic*....................      103,056
15,700   TriPath Imaging*.................       89,961
 4,000   Urologix*........................       72,680
15,800   UTStarcom*.......................      414,434
23,700   Waters*..........................      662,889
                                            -----------
                                              4,749,643
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         INSURANCE -- 2.9%
30,300   21st Century Insurance Group.....  $   548,127
 5,300   Annuity And Life Re (Holdings)...      102,555
42,800   Conseco*.........................      154,936
 2,900   Markel*..........................      590,179
 2,300   White Mountains Insurance
           Group..........................      794,420
                                            -----------
                                              2,190,217
                                            -----------
         IT HARDWARE -- 5.5%
 4,100   Advanced Energy Industries*......      147,436
 6,300   Amphenol, Class A*...............      294,840
15,500   AVX..............................      324,570
 8,700   DSP Group*.......................      178,089
 4,000   DuraSwitch Industries*...........       29,400
   300   Energy Conversion Devices*.......        6,225
 9,100   Helix Technology.................      230,412
 5,300   Jabil Circuit*...................      124,709
10,600   Kopin*...........................       96,566
11,696   Micrel*..........................      294,973
13,300   Microtune*.......................      191,121
 2,000   Plantronics*.....................       41,840
 7,200   Plexus*..........................      169,920
 7,300   Polycom*.........................      179,580
 3,400   Powerwave Technologies*..........       43,758
18,900   RF Micro Devices*................      338,310
 4,300   Rudolph Technologies*............      185,588
 3,400   SafeNet*.........................       54,672
 6,000   Technitrol.......................      143,040
 4,000   Tekelec*.........................       45,840
24,000   Teradyne*........................      946,320
 4,500   Therma-Wave*.....................       64,980
 3,800   Trikon Technologies*.............       55,784
                                            -----------
                                              4,187,973
                                            -----------
         MACHINERY -- 3.8%
 7,800   A.S.V.*..........................       91,650
45,500   American Power Conversion*.......      672,490
25,500   Capstone Turbine*................       83,130
11,600   Electro Scientific Industries*...      425,140
 6,200   Excel Technology*................      136,152
17,200   FuelCell Energy*.................      271,072
16,000   Global Power Equipment Group*....      199,520
 8,000   Ionics*..........................      256,480
 5,900   Littlefuse*......................      146,143
12,000   Mettler-Toledo International*....      543,120
 1,300   Quipp*...........................       17,550
12,600   Valence Technology*..............       38,430
                                            -----------
                                              2,880,877
                                            -----------
         MEDIA -- 3.5%
10,200   Acme Communications*.............      105,468
 5,400   Beasley Broadcast Group*.........       80,514
14,500   Entravision Communications, Class
           A*.............................      214,600
21,200   Journal Register*................      449,440
19,600   Lamar Advertising*...............      796,152

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         MEDIA (CONTINUED)
 6,600   Pixar*...........................  $   242,880
 2,000   Private Media Group*.............       11,280
 4,900   R. H. Donnelley*.................      149,107
23,200   Spanish Broadcasting System,
           Class A*.......................      314,360
12,300   Wallace Computer Services........      248,460
                                            -----------
                                              2,612,261
                                            -----------
         METALS -- 3.7%
22,000   Andrew*..........................      368,060
20,600   CommScope*.......................      358,440
 6,300   Lone Star Technologies*..........      143,703
 1,100   MAXXAM*..........................       14,575
15,200   Phelps Dodge.....................      639,920
12,600   Precision Castparts..............      446,166
47,300   United States Steel..............      858,495
                                            -----------
                                              2,829,359
                                            -----------
         MISCELLANEOUS FINANCIAL -- 2.9%
17,900   BlackRock*.......................      798,340
17,400   LaBranche & Co.*.................      540,270
18,300   Neuberger Berman.................      857,355
                                            -----------
                                              2,195,965
                                            -----------
         OFFICE MACHINERY -- 2.9%
19,000   Advanced Digital Information*....      247,190
 7,200   Avocent*.........................      192,888
 2,000   Brocade Communications
           Systems*.......................       54,000
10,300   Echelon*.........................      185,400
14,500   McDATA, Class B*.................      175,450
47,900   Network Appliance*...............      976,202
13,100   Presstek*........................       75,980
 7,900   RadiSys*.........................      142,279
 8,600   SBS Technologies*................      109,908
                                            -----------
                                              2,159,297
                                            -----------
         OIL -- 2.7%
 8,000   EOG Resources....................      324,480
 5,100   McMoRan Exploration*.............       16,830
 5,200   Newfield Exploration*............      192,348
 4,500   Penn Virginia....................      180,675
 5,700   PetroQuest Energy*...............       32,661
 6,100   Prima Energy*....................      151,890
 5,800   Spinnaker Exploration*...........      241,570
11,200   St. Mary Land & Exploration......      243,152
 8,500   Stone Energy*....................      329,375
13,100   Tom Brown*.......................      357,630
                                            -----------
                                              2,070,611
                                            -----------
         OIL DISTRIBUTION -- 0.3%
10,300   NorthWestern.....................      226,600
                                            -----------
         OIL SERVICES -- 4.3%
 4,100   Cal Dive International*..........      102,090
11,600   Cooper Cameron*..................      592,876
41,300   ENSCO International..............    1,244,782
14,800   Patterson-UTI Energy*............      440,152
33,700   Rowan Cos.*......................      776,448
 7,500   RPC..............................      111,750
                                            -----------
                                              3,268,098
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         OTHER UTILITIES -- 0.5%
11,900   Waste Connections*...............  $   398,769
                                            -----------
         PAPER -- 1.2%
 7,400   Deltic Timber....................      223,850
18,500   Packaging Corp. of America*......      366,115
10,100   Pope & Talbot....................      148,066
 3,800   Potlatch.........................      128,022
 2,800   Trex*............................       66,248
                                            -----------
                                                932,301
                                            -----------
         REAL ESTATE ASSETS -- 0.8%
20,000   Sotheby's Holdings, Class A*.....      321,000
   800   United Park City Mines*..........       18,504
 8,000   Vector Group.....................      228,800
                                            -----------
                                                568,304
                                            -----------
         REAL ESTATE INVESTMENT TRUSTS -- 0.7%
 4,800   Apartment Investment &
           Management, Class A............      232,176
13,600   Crescent Real Estate Equities....      263,840
 1,600   Tanger Factory Outlet Centers....       42,848
                                            -----------
                                                538,864
                                            -----------
         RETAIL -- 5.5%
26,300   Abercrombie & Fitch, Class A*....      810,040
11,800   American Eagle Outfitters*.......      292,286
13,100   BJ's Wholesale Club*.............      585,570
   500   Charlotte Russe Holding*.........       12,970
 9,800   Chronimed*.......................       67,914
 7,000   Cost Plus*.......................      191,537
 5,100   Duane Reade*.....................      173,298
 8,100   Factory 2-U Stores*..............      104,490
 2,200   Glacier Water Services*..........       26,400
 9,700   Guitar Center*...................      169,944
11,800   Pacific Sunwear of California*...      290,280
12,900   RadioShack.......................      387,516
51,100   Saks*............................      671,965
 1,300   Stein Mart*......................       13,013
 8,300   Talbots..........................      293,820
 8,200   Wilsons The Leather Experts*.....       98,072
                                            -----------
                                              4,189,115
                                            -----------
         SERVICES -- 5.5%
10,890   Acacia Research*.................      124,255
 8,700   Albany Molecular Research*.......      208,539
11,400   Applied Molecular Evolution*.....       98,040
 5,900   Central Parking..................      135,641
 5,000   CheckFree*.......................       76,650
13,400   Corporate Executive Board*.......      502,647
21,900   CuraGen*.........................      351,714
 8,400   Deltagen*........................       56,616
20,600   DeVry*...........................      620,678
21,000   Edison Schools*..................      291,900
   200   Education Management*............        8,434
10,600   Exact Sciences*..................      103,138
13,900   Exelixis*........................      191,681
13,200   Getty Images*....................      395,472

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
 6,100   Iron Mountain*...................  $   193,492
 2,000   Learning Tree International*.....       48,400
 6,300   Microvision*.....................       71,946
 9,300   On Assignment*...................      166,470
   500   Princeton Review*................        4,350
 4,200   Resources Connection*............      121,506
 3,300   Rollins..........................       69,630
 1,600   SatCon Technology*...............        5,200
   600   SpectRx*.........................        2,676
 4,600   SRI/Surgical Express*............       70,196
 4,900   Steiner Leisure*.................      105,644
10,000   Tetra Tech*......................      142,900
 5,300   Universal Access Global*.........        8,003
                                            -----------
                                              4,175,818
                                            -----------
         SOAPS & COSMETICS -- 0.1%
 6,600   Elizabeth Arden*.................       76,890
                                            -----------
         SOFTWARE -- 6.6%
 4,800   Actuate*.........................       34,656
11,400   Advent Software*.................      674,423
12,400   Citrix Systems*..................      214,272
17,000   CSG Systems International*.......      483,990
 1,200   Digimarc*........................       23,484
 8,700   Digital Insight*.................      239,685
16,200   Identix*.........................      143,694
23,672   Jack Henry & Associates..........      525,045
38,100   Legato Systems*..................      343,281
 4,100   Mercury Computer Systems*........      131,036
10,200   Mercury Interactive*.............      384,030
11,400   National Instruments*............      476,748
11,450   Netegrity*.......................      169,346
10,400   Numerical Technologies*..........      140,504
 9,200   NYFIX*...........................      137,632
 4,400   OTG Software*....................       37,972
50,500   Parametric Technology*...........      305,020
 6,000   Rational Software*...............       94,980
 5,550   Sanchez Computer Associates*.....       37,463
21,400   Sonus Networks*..................       56,068
10,700   SpeechWorks International*.......       83,888
   400   Support.Com*.....................        1,208
   900   Synplicity*......................        7,020
11,300   TriZetto Group*..................      137,295
 9,300   WebEx Communications*............      152,985
                                            -----------
                                              5,035,725
                                            -----------
         TELEPHONE -- 2.7%
 9,100   Allegiance Telecom*..............       27,300
87,800   Citizens Communications*.........      943,850
13,700   Crown Media Holdings, Class A*...      169,880
 5,600   General Communication, Class
           A*.............................       48,720
 9,600   IDT*.............................      193,824
 5,500   LodgeNet Entertainment*..........       94,050
39,500   Mediacom Communications*.........      553,395
                                            -----------
                                              2,031,019
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         TEXTILES -- 0.2%
13,500   Unifi*...........................  $   126,900
                                            -----------
         TRANSPORTATION -- 1.8%
14,600   C.H. Robinson Worldwide..........      490,560
 9,800   Expeditors International of
           Washington.....................      597,800
   900   Florida East Coast Industries,
           Class A........................       25,479
 6,600   Forward Air*.....................      208,890
                                            -----------
                                              1,322,729
                                            -----------
         TRAVEL/ENTERTAINMENT -- 1.1%
 8,700   Bally Total Fitness Holding*.....      190,965
 8,900   California Pizza Kitchen*........      222,589
 6,100   Championship Auto Racing
           Teams*.........................       86,071
 4,800   Hilton Hotels....................       68,640
14,600   Station Casinos*.................      243,090
                                            -----------
                                                811,355
                                            -----------
         WHOLESALE -- 1.4%
 5,200   AAR..............................       56,004
12,600   Fluor............................      513,954
   300   Nu Horizons Electronics*.........        2,955
 5,300   NuCo2*...........................       67,628
 3,400   Performance Food Group*..........      111,044
 8,500   Priority Healthcare, Class B*....      221,085
 1,500   Timberland, Class A*.............       63,375
                                            -----------
                                              1,036,045
                                            -----------
         TOTAL COMMON STOCKS..............   70,434,823
                                            -----------
         WARRANTS -- 0.0%
         OIL -- 0.0%
 1,600   Magnum Hunter Resources @ 15,
           3/21/05........................       12,480
                                            -----------
         TOTAL WARRANTS...................       12,480
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $71,126,785) -- 93.3%..........  $70,447,303
                                            ===========

---------------

* Non-income producing security

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                               AXA Rosenberg Select
                                                            Sectors Market Neutral Fund      U.S. 90-day Treasury bills
10/19/1998                                                                            1                                1
3/31/1999                                                                         1.051                             1.02
3/31/2000                                                                         1.155                            1.071
3/31/2001                                                                         1.099                            1.132
3/31/2002                                                                           1.2                            1.167

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                                    SINCE         SINCE
                                                              LAST 1    LAST 3    INCEPTION     INCEPTION
                                                               YEAR     YEARS     (10/19/98)    (11/11/98)
                                                              ------    ------    ----------    ----------
Institutional Shares (SSMNX)................................   9.20%     4.52%       5.44%
Investor Shares (RMNIX).....................................   8.96%     4.21%                     5.14%
Class A Shares (RSSAX)(1)...................................   8.77%     4.04%       4.94%
Class A Shares*.............................................   2.80%     2.11%       3.22%
Class B Shares (RSSBX)(1)...................................   8.20%     3.49%       4.40%
Class B Shares**............................................   3.20%     2.23%       3.61%
U.S. 90-day Treasury Bills..................................   3.05%     4.59%       4.58%         4.57%

     For the year ended March 31, 2002, the Institutional Shares of the Fund outperformed its benchmark, U.S. 90-day Treasury Bills, by 6.15%. Since inception, the Fund is ahead of the benchmark by 86 basis points on an annualized basis.

     In the months leading up to the terrorist attack of September 11th, the U.S. equity market was already in decline with value leading growth by a significant margin in the large cap universe(2). U.S. equity market returns improved solidly in the three months after September 11(th), but fell back in early 2002. Economic conditions seemed to be improving as the calendar year ended, but the strength and speed of the recovery remains uncertain. The Federal Reserve's aggressive cycle of interest rate cuts in 2001 came to an end in early 2002, thus shifting investor focus towards a rebound in corporate earnings. The technology sector continued to lag the broader market as investors further reconciled the disappointing earnings with the still high prices for the overall sector. For the year ending March 31, 2002, the market managed to produce a return of 25 basis points; growth finished ahead of value(3).

     The Fund takes long and short positions primarily in the 500 largest capitalization stocks principally traded in the U.S. Like the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund's strategy is biased toward stocks that the Manager believes will deliver superior cumulative earnings per dollar of cost. But unlike the AXA Rosenberg Value Market Neutral Fund, which has only minor sector over and underweights, the AXA Rosenberg Select Sectors Market Neutral Fund will typically have larger exposures to different business sectors and industries based on bottom-up company analysis. Over the trailing year, net industry exposure added more than 5% to active return. The largest single contributor in this category was a negative exposure to the telephone industry.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Select Sectors Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Select Sectors Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2) Over the period April 1, 2001 through August 31, 2001, the return of the S&P 500 Index was -1.74%, and the performance of the S&P 500/BARRA Value Index relative to the S&P
     500/BARRA Growth Index was 7.59%.
(3) Again, we use the S&P 500 Index to represent the market, and the S&P/BARRA style indices to represent value and growth.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 88.4%
         AUTOS -- 2.5%
 2,400   General Motors...................  $   145,080
 2,300   TRW..............................      118,381
                                            -----------
                                                263,461
                                            -----------
         BANKING -- 13.6%
 5,100   Bank of America..................      346,902
   700   Banknorth Group..................       18,445
 3,200   Comerica.........................      200,224
 2,400   Countrywide Credit Industries....      107,400
 3,400   Fannie Mae.......................      271,592
 1,600   First Tennessee National.........       56,080
 2,600   North Fork Bancorporation........       92,456
 7,100   Wells Fargo & Company............      350,740
                                            -----------
                                              1,443,839
                                            -----------
         BIOTECHNOLOGY -- 0.3%
   500   IDEC Pharmaceuticals*............       32,150
                                            -----------
         BUILDING -- 0.6%
 1,300   Centex...........................       67,509
                                            -----------
         CELLULAR -- 0.7%
   800   Telephone and Data Systems.......       70,600
                                            -----------
         CHEMICALS -- 0.8%
 2,900   Sherwin-Williams.................       82,592
                                            -----------
         DEFENSE -- 1.2%
 2,400   Textron..........................      122,640
                                            -----------
         DRUGS -- 2.8%
   500   Forest Laboratories*.............       40,850
 2,700   Mylan Laboratories...............       79,542
 4,300   Pfizer...........................      170,882
                                            -----------
                                                291,274
                                            -----------
         DURABLES -- 2.9%
 4,700   Harley-Davidson..................      259,111
   600   Whirlpool........................       45,330
                                            -----------
                                                304,441
                                            -----------
         ELECTRIC UTILITIES -- 2.6%
 4,500   Entergy..........................      195,345
   300   Pinnacle West Capital............       13,605
 3,900   Reliant Resources*...............       65,949
                                            -----------
                                                274,899
                                            -----------
         FOOD -- 3.2%
 6,500   PepsiCo..........................      334,750
                                            -----------
         HEALTH -- 2.0%
 2,800   UnitedHealth Group...............      213,976
                                            -----------
         HOUSEHOLD -- 0.4%
   700   Hillenbrand Industries...........       43,141
                                            -----------
         INSTRUMENTS -- 7.0%
 7,000   Johnson & Johnson................      454,650
 2,300   Johnson Controls.................      203,113
 3,700   Thermo Electron*.................       76,701
                                            -----------
                                                734,464
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         INSURANCE -- 6.6%
 3,200   Marsh & McLennan Cos.............  $   360,768
 2,900   MBIA.............................      158,601
 2,600   Old Republic International.......       83,122
 1,800   Radian Group.....................       88,344
                                            -----------
                                                690,835
                                            -----------
         IT HARDWARE -- 3.6%
 1,000   General Dynamics.................       93,950
 1,900   Microchip Technology*............       79,477
 2,000   NVIDIA*..........................       88,720
 3,500   Texas Instruments................      115,850
                                            -----------
                                                377,997
                                            -----------
         MACHINERY -- 2.2%
 2,100   ITT Industries...................      132,384
 1,400   United Technologies..............      103,880
                                            -----------
                                                236,264
                                            -----------
         MEDIA -- 2.5%
   300   Omnicom Group....................       28,320
 1,600   Viacom, Class A*.................       77,760
 6,600   Walt Disney......................      152,328
                                            -----------
                                                258,408
                                            -----------
         MISCELLANEOUS FINANCIAL -- 2.4%
 1,900   Ambac Financial Group............      112,233
 2,200   Bear Stearns Companies...........      138,050
                                            -----------
                                                250,283
                                            -----------
         OFFICE MACHINERY -- 0.9%
 2,000   NCR*.............................       89,500
                                            -----------
         OIL -- INTEGRATED -- 2.5%
 1,000   Amerada Hess.....................       79,360
 6,200   Occidental Petroleum.............      180,730
                                            -----------
                                                260,090
                                            -----------
         OIL DISTRIBUTION -- 2.7%
 4,100   Sempra Energy....................      103,115
 7,900   Williams Cos.....................      186,124
                                            -----------
                                                289,239
                                            -----------
         OIL SERVICES -- 0.1%
   400   GlobalSantaFe....................       13,080
                                            -----------
         OTHER UTILITIES -- 0.8%
 2,200   KeySpan..........................       80,058
                                            -----------
         REAL ESTATE INVESTMENT TRUSTS -- 1.4%
 1,700   Public Storage...................       62,917
 1,800   Vornado Realty Trust.............       79,488
                                            -----------
                                                142,405
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         RETAIL -- 8.5%
 5,800   AutoNation*......................  $    80,736
   700   AutoZone*........................       48,195
 2,500   Bed Bath & Beyond*...............       84,375
 3,400   Best Buy Co.*....................      269,280
 3,400   Caremark Rx*.....................       66,300
   800   Dollar Tree Stores*..............       26,248
 2,600   Family Dollar Stores.............       87,126
 1,400   Office Depot*....................       27,790
 5,400   TJX Companies....................      216,054
                                            -----------
                                                906,104
                                            -----------
         SERVICES -- 2.2%
 1,900   Apollo Group, Class A*...........      101,745
 3,000   H&R Block........................      133,350
                                            -----------
                                                235,095
                                            -----------
         SOFTWARE -- 6.7%
   600   Affiliated Computer Services,
           Class A*.......................       33,678
 5,200   Electronic Data Systems..........      301,548
 3,800   First Data.......................      331,550
 2,600   Unisys*..........................       32,838
                                            -----------
                                                699,614
                                            -----------
         TEXTILES -- 0.8%
 2,000   V. F.............................       86,500
                                            -----------
         TRAVEL/ENTERTAINMENT -- 2.9%
   200   Blockbuster, Class A.............        4,694
 3,000   Darden Restaurants...............      121,770
 2,400   Harrah's Entertainment*..........      106,224
 2,000   Wendy's International............       69,960
                                            -----------
                                                302,648
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         WHOLESALE -- 1.0%
 3,500   Sysco............................  $   104,370
                                            -----------
         TOTAL COMMON STOCKS..............    9,302,226
                                            -----------
         REPURCHASE AGREEMENTS -- 8.1%
         Bear Stearns, dated 3/28/02, due
           4/1/02 at 1.85% with a maturity
           value of $854,365
           (Collateralized by U.S.
           Treasury Bond).................      854,190
                                            -----------
         TOTAL REPURCHASE AGREEMENTS......      854,190
                                            -----------
         TOTAL INVESTMENTS (COST
           $9,019,720) (a) -- 96.5%.......   10,156,416
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 3.5%............      363,303
                                            -----------
         NET ASSETS -- 100.0%.............  $10,519,719
                                            ===========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation................  $1,213,606
   Unrealized depreciation................     (76,910)
                                            ----------
   Net unrealized appreciation............  $1,136,696
                                            ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 90.3%
         AIRLINES -- 0.1%
   300   Southwest Airlines................  $    5,805
                                             ----------
         AUTOS -- 3.2%
20,600   Ford Motor........................     339,694
                                             ----------
         BANKING -- 6.6%
 6,600   American Express..................     270,336
   700   Capital One Financial.............      44,695
 2,600   Northern Trust....................     156,286
 3,700   PNC Financial Services Group......     227,513
                                             ----------
                                                698,830
                                             ----------
         BIOTECHNOLOGY -- 4.1%
 4,700   Amgen*............................     280,496
 3,000   Biogen*...........................     147,180
                                             ----------
                                                427,676
                                             ----------
         CELLULAR -- 0.1%
   700   Sprint (PCS Group)*...............       7,203
                                             ----------
         COMPUTER -- 1.1%
12,700   Sun Microsystems*.................     112,014
                                             ----------
         DRUGS -- 3.8%
 2,500   Allergan..........................     161,625
 2,700   King Pharmaceuticals*.............      94,527
 4,700   Millennium Pharmaceuticals*.......     104,857
 1,800   Sepracor*.........................      34,920
                                             ----------
                                                395,929
                                             ----------
         ELECTRIC UTILITIES -- 1.1%
 3,000   PPL...............................     118,830
                                             ----------
         FOOD -- 0.6%
 3,200   Coca-Cola Enterprises.............      60,096
                                             ----------
         HOUSEHOLD -- 1.4%
 4,700   Newell Rubbermaid.................     150,212
                                             ----------
         INSTRUMENTS -- 4.4%
 4,000   Agilent Technologies*.............     139,840
 4,800   Applera Corporation -- Applied
           Biosystems Group................     107,280
 3,200   Medtronic.........................     144,672
 2,600   Waters*...........................      72,722
                                             ----------
                                                464,514
                                             ----------
         INSURANCE -- 5.1%
 1,800   Chubb.............................     131,580
 4,100   St. Paul Companies................     187,985
 2,300   XL Capital, Class A...............     214,705
                                             ----------
                                                534,270
                                             ----------
         IT HARDWARE -- 6.0%
 5,700   Altera*...........................     124,659
 1,000   Jabil Circuit*....................      23,530
 5,400   Linear Technology.................     238,788
 1,600   PMC-Sierra*.......................      26,048
 2,900   QUALCOMM*.........................     109,156
 2,700   Teradyne*.........................     106,461
                                             ----------
                                                628,642
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         MEDIA -- 1.8%
 6,700   Liberty Media, Class A*...........  $   84,688
 2,400   Univision Communications, Class
           A*..............................     100,800
                                             ----------
                                                185,488
                                             ----------
         MISCELLANEOUS FINANCIAL -- 4.8%
18,100   Charles Schwab....................     236,929
 4,700   Morgan Stanley Dean Witter &
           Co. ............................     269,357
                                             ----------
                                                506,286
                                             ----------
         OFFICE MACHINERY -- 2.4%
11,000   EMC*..............................     131,120
 5,900   Network Appliance*................     120,242
                                             ----------
                                                251,362
                                             ----------
         OIL -- 0.8%
 2,100   EOG Resources.....................      85,176
                                             ----------
         OIL - INTEGRATED -- 8.1%
 4,500   ChevronTexaco.....................     406,215
10,300   Exxon Mobil.......................     451,449
                                             ----------
                                                857,664
                                             ----------
         OIL DISTRIBUTION -- 1.2%
 4,400   Dynegy, Class A...................     127,600
                                             ----------
         OIL SERVICES -- 0.8%
 2,100   Nabors Industries*................      88,725
                                             ----------
         OTHER UTILITIES -- 0.6%
 1,300   Kinder Morgan.....................      62,959
                                             ----------
         PAPER -- 0.1%
   200   Weyerhaeuser......................      12,572
                                             ----------
         REAL ESTATE INVESTMENT
           TRUSTS -- 1.4%
 5,000   Equity Residential Properties
           Trust...........................     143,700
                                             ----------
         RETAIL -- 7.9%
 3,900   Dollar General....................      63,492
14,200   Gap...............................     213,568
 7,000   Kroger*...........................     155,120
 3,800   RadioShack........................     114,152
   500   Safeway*..........................      22,510
 6,700   Walgreen..........................     262,573
                                             ----------
                                                831,415
                                             ----------
         SERVICES -- 2.5%
 1,100   IMS Health........................      24,695
 3,600   Paychex...........................     142,920
 3,200   Robert Half International*........      94,464
                                             ----------
                                                262,079
                                             ----------
         SOFTWARE -- 7.7%
 4,700   Adobe Systems.....................     189,363
 4,300   Amdocs*...........................     114,595
 6,600   BEA Systems*......................      90,486
 4,000   Citrix Systems*...................      69,120
 1,400   Mercury Interactive*..............      52,710
16,000   Oracle*...........................     204,800
 1,900   Sabre Holdings*...................      88,749
                                             ----------
                                                809,823
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TELEPHONE -- 7.2%
 2,300   Cablevision Systems, Class A*.....  $   78,200
 9,400   General Motors, Class H*..........     154,630
11,500   SBC Communications................     430,560
 5,300   Yahoo!*...........................      97,891
                                             ----------
                                                761,281
                                             ----------
         TEXTILES -- 2.5%
12,700   Sara Lee..........................     263,652
                                             ----------
         TRAVEL/ENTERTAINMENT -- 2.9%
 3,500   Hilton Hotels.....................      50,050
 5,000   Starbucks*........................     115,650
 3,600   Starwood Hotels & Resorts
           Worldwide.......................     135,396
                                             ----------
                                                301,096
                                             ----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $10,042,691) -- 90.3%...........  $9,494,593
                                             ==========

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
--------------------------------------------------------------------------------

                        AXA ROSENBERG ENHANCED 500 FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                                     Enhanced 500 Fund                       S&P 500
6/7/2000                                                                             1                             1
3/31/2001                                                                        0.773                         0.803
3/31/2002                                                                        0.786                         0.805

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                          SINCE
                                                              LAST 1    INCEPTION
                                                               YEAR     (6/7/00)
                                                              ------    ---------
Institutional Shares (REDIX)................................   1.69%     -12.44%
Class A Shares (RENAX)(1)...................................   1.23%     -12.90%
Class A Shares*.............................................  -1.82%     -14.35%
Class B Shares (RENBX)(1)...................................   0.58%     -13.36%
Class B Shares**............................................  -4.42%     -15.27%
S&P 500 Index(2)............................................   0.24%     -11.26%

     This was an eventful year. The tragic events on September 11(th) interrupted trading in major stock exchanges and added uncertainty to an already weak U.S. economy. The domestic equity market reached the lowest point of the year on September 21(st) when trading resumed. The equity market returns improved solidly in the three months after September 11(th). Between the low point of September 21(st) and December 31(st), the S&P 500 Index posted a near "bull market" return. The fallout of Enron yet spurred another round of "selling" in the equity market in early 2002. For the year ended March 31, 2002, the S&P 500 Index rose less than one percent. As the fiscal year came to an end, the economic conditions seemed to be improving. In March, the Federal Reserve issued a change from "weak" to "neutral" regarding interest rate stance. The strength and the speed of the recovery, however, remain uncertain. Investors were still under the pressure of continued weak corporate earnings reports, lofty valuation in the large cap segment of the market, and lingering questions about the reliability of company accounting statements.

     For the year ended March 31, 2002, small capitalization value stocks continued to lead the market. Small cap stocks consistently outperformed large cap stocks, continuing a trend which began in early 2000. In the past twelve months, the Russell 2000 Index(3) rose 13.98% compared with a gain of 0.24% for the S&P 500 Index. Value stocks topped growth stocks in every cap segment of the market. The spread between value and growth is wider in the small cap segment than in the large cap segment.

     Both the market environment and investor focus favored the Fund's performance relative to its S&P 500 benchmark. The Manager's stock selection models tend to favor stocks that are seen as underpriced relative to their fundamental financial characteristics, including their likely future earnings, when compared with other similar stocks. When investors focus on these fundamental features of stocks, the success of the models generally increases.

     For the year ended March 31, 2002, the Fund outperformed its S&P 500 Index benchmark. Since its inception on June 7, 2000, the Fund has trailed its benchmark performance. From a performance attribution perspective, the Fund's active exposures to risk factors and the independent stock selection effect helped relative performance. Among risk factors, the Fund's lower price-to-earnings profile, above average yield and slightly below market beta had the largest positive impact. The Fund's slight differences in industry weightings relative to the S&P 500 Index had a small negative impact on relative performance during the year.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 3.00% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2)  The S&P 500 Index is the benchmark for the AXA Rosenberg
     Enhanced 500 Fund. It is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.
(3) The Russell 2000 Index measures the performance of approximately 2,000 small capitalization companies with market value up to $3.3 billion.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 98.5%
         AIRCRAFT -- 0.9%
  300    Boeing............................  $   14,475
  600    Honeywell International...........      22,962
                                             ----------
                                                 37,437
                                             ----------
         AIRLINES -- 0.2%
  100    FedEx*............................       5,810
  200    Southwest Airlines................       3,870
                                             ----------
                                                  9,680
                                             ----------
         AUTOS -- 0.6%
  200    Delphi Automotive Systems.........       3,198
  600    Ford Motor........................       9,894
  200    General Motors....................      12,090
                                             ----------
                                                 25,182
                                             ----------
         BANKING -- 13.8%
  400    American Express..................      16,384
  100    AmSouth Bancorporation............       2,198
1,000    Bank of America...................      68,020
  200    Bank of New York..................       8,404
  400    Bank One..........................      16,712
  100    BB&T..............................       3,811
  300    Cendant*..........................       5,760
  400    Comerica..........................      25,028
  300    Concord EFS*......................       9,975
  300    Countrywide Credit Industries.....      13,425
  600    Fannie Mae........................      47,928
  100    Fifth Third Bancorp...............       6,748
  400    FleetBoston Financial.............      14,000
  200    Freddie Mac.......................      12,674
3,300    General Electric..................     123,585
  100    Household International...........       5,680
  600    J.P. Morgan Chase & Co. ..........      21,390
  100    KeyCorp...........................       2,665
  300    MBNA..............................      11,571
  700    Mellon Financial..................      27,013
  200    National City.....................       6,152
  100    PNC Financial Services Group......       6,149
  400    Regions Financial.................      13,740
  100    SouthTrust........................       2,640
  100    State Street......................       5,538
  100    SunTrust Banks....................       6,673
  100    Synovus Financial.................       3,048
  700    U.S. Bancorp......................      15,799
  600    Wachovia..........................      22,248
  300    Washington Mutual.................       9,939
1,100    Wells Fargo & Company.............      54,340
                                             ----------
                                                589,237
                                             ----------
         BIOTECHNOLOGY -- 0.4%
  300    Amgen*............................      17,904
                                             ----------
         BUILDING -- 0.9%
  200    Centex............................      10,386
  300    KB Home...........................      13,020
  300    Pulte.............................      14,355
                                             ----------
                                                 37,761
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         CELLULAR -- 0.2%
  100    ALLTEL............................  $    5,555
  300    Sprint (PCS Group)*...............       3,087
                                             ----------
                                                  8,642
                                             ----------
         CHEMICALS -- 1.5%
  200    Dow Chemical......................       6,544
  700    Du Pont (E.I.) de Nemours.........      33,005
  300    Engelhard.........................       9,309
  100    Praxair...........................       5,980
  400    Sherwin-Williams..................      11,392
                                             ----------
                                                 66,230
                                             ----------
         COMPUTER -- 0.8%
  100    Apple Computer*...................       2,367
  900    Dell Computer*....................      23,499
1,000    Sun Microsystems*.................       8,820
                                             ----------
                                                 34,686
                                             ----------
         DEFENSE -- 0.6%
  100    Lockheed Martin...................       5,758
  100    Raytheon..........................       4,105
  300    Textron...........................      15,330
                                             ----------
                                                 25,193
                                             ----------
         DRUGS -- 6.8%
  900    Abbott Laboratories...............      47,340
  300    Bausch & Lomb.....................      13,371
  600    Bristol-Myers Squibb..............      24,294
  400    Eli Lilly & Co. ..................      30,480
  200    Immunex*..........................       6,052
  900    Merck & Co. ......................      51,822
2,200    Pfizer............................      87,428
  400    Pharmacia.........................      18,032
  500    Schering-Plough...................      15,650
                                             ----------
                                                294,469
                                             ----------
         DURABLES -- 0.5%
  100    Harley-Davidson...................       5,513
  200    Whirlpool.........................      15,110
                                             ----------
                                                 20,623
                                             ----------
         ELECTRIC UTILITIES -- 3.7%
  300    Allegheny Energy..................      12,405
  300    Ameren............................      12,825
  300    American Electric Power...........      13,827
  300    Cinergy...........................      10,725
  400    Consolidated Edison...............      16,764
  100    Dominion Resources................       6,516
  200    Duke Energy.......................       7,560
  600    Edison International*.............      10,050
  400    Entergy...........................      17,364
  100    Exelon............................       5,297
  100    FirstEnergy.......................       3,458
  300    Pinnacle West Capital.............      13,605
  100    Reliant Energy....................       2,579
  200    Southern..........................       5,298
  100    TXU...............................       5,451
  600    Xcel Energy.......................      15,210
                                             ----------
                                                158,934
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         FOOD -- 3.3%
  210    Archer-Daniels-Midland............  $    2,925
  100    Campbell Soup.....................       2,680
  800    Coca-Cola.........................      41,808
  100    Coca-Cola Enterprises.............       1,878
  100    ConAgra Foods.....................       2,425
  100    General Mills.....................       4,885
  100    H.J. Heinz........................       4,150
  100    Kellogg...........................       3,357
1,100    PepsiCo...........................      56,650
  200    Unilever NV -- ADR................      11,360
  200    Wm. Wrigley Jr. ..................      10,662
                                             ----------
                                                142,780
                                             ----------
         HEALTH -- 2.3%
  200    CIGNA.............................      20,278
  200    HCA-The Healthcare Company........       8,816
  600    Humana*...........................       8,118
  100    Tenet Healthcare*.................       6,702
  400    UnitedHealth Group................      30,568
  400    Wellpoint Health Networks*........      25,468
                                             ----------
                                                 99,950
                                             ----------
         HOUSEHOLD -- 0.4%
  100    Mattel............................       2,084
  100    Newell Rubbermaid.................       3,196
  500    Pactiv*...........................      10,010
                                             ----------
                                                 15,290
                                             ----------
         INSTRUMENTS -- 4.8%
  100    Agilent Technologies*.............       3,496
  600    Baxter International..............      35,712
  100    Becton, Dickinson & Co. ..........       3,772
  700    Boston Scientific*................      17,563
  100    Guidant*..........................       4,332
1,600    Johnson & Johnson.................     103,920
  200    Johnson Controls..................      17,662
  400    Medtronic.........................      18,084
                                             ----------
                                                204,541
                                             ----------
         INSURANCE -- 4.5%
  100    AFLAC.............................       2,950
  200    Allstate..........................       7,554
  800    American International Group......      57,712
  100    Aon...............................       3,500
  100    Hartford Financial Services
           Group...........................       6,812
  100    John Hancock Financial Services...       3,819
  400    Lincoln National..................      20,292
  400    Loews.............................      23,432
  100    Marsh & McLennan Cos..............      11,274
  300    MBIA..............................      16,407
  200    MetLife...........................       6,300
  300    MGIC Investment...................      20,529
  500    UnumProvident.....................      13,965
                                             ----------
                                                194,546
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         IT HARDWARE -- 5.1%
  100    Altera*...........................  $    2,187
  100    Analog Devices*...................       4,504
  200    Applied Materials*................      10,854
  100    Broadcom, Class A*................       3,590
2,400    Cisco Systems*....................      40,632
  300    General Dynamics..................      28,185
2,200    Intel.............................      66,902
  100    Linear Technology.................       4,422
1,100    Lucent Technologies...............       5,203
  100    Maxim Integrated Products*........       5,571
  200    Micron Technology*................       6,580
  700    Motorola..........................       9,940
1,000    Nortel Networks...................       4,490
  200    QUALCOMM*.........................       7,528
  500    Texas Instruments.................      16,550
  100    Xilinx*...........................       3,986
                                             ----------
                                                221,124
                                             ----------
         LIQUOR & TOBACCO -- 2.9%
  200    Adolph Coors, Class B.............      13,494
  600    Anheuser-Busch Cos................      31,320
1,300    Philip Morris Companies...........      68,471
  300    UST...............................      11,679
                                             ----------
                                                124,964
                                             ----------
         MACHINERY -- 3.7%
  200    Ball..............................       9,444
  100    Caterpillar.......................       5,685
  300    Crane.............................       8,202
  100    Emerson Electric..................       5,739
  200    Fortune Brands....................       9,874
  300    Gillette..........................      10,203
  100    Illinois Tool Works...............       7,235
  300    ITT Industries....................      18,912
  100    Masco.............................       2,745
  400    Rockwell Automation...............       8,024
1,300    Tyco International................      42,016
  400    United Technologies...............      29,680
                                             ----------
                                                157,759
                                             ----------
         MEDIA -- 2.7%
1,300    AOL Time Warner*..................      30,745
  200    Clear Channel Communications*.....      10,282
  100    Gannett...........................       7,610
  100    Interpublic Group of Cos..........       3,428
  100    Tribune...........................       4,546
  900    Viacom, Class A*..................      43,740
  700    Walt Disney.......................      16,156
                                             ----------
                                                116,507
                                             ----------
         METALS -- 0.5%
  100    Alcan.............................       3,963
  300    Alcoa.............................      11,322
  200    Barrick Gold......................       3,712
  300    Worthington Industries............       4,608
                                             ----------
                                                 23,605
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         MISCELLANEOUS FINANCIAL -- 3.6%
  300    Ambac Financial Group.............  $   17,721
  400    Charles Schwab....................       5,236
1,900    Citigroup.........................      94,088
  100    Franklin Resources................       4,192
  200    Merrill Lynch & Co. ..............      11,076
  400    Morgan Stanley Dean Witter &
           Co. ............................      22,924
                                             ----------
                                                155,237
                                             ----------
         OFFICE MACHINERY -- 1.0%
  100    Eastman Kodak.....................       3,117
  700    EMC*..............................       8,344
  600    Hewlett-Packard...................      10,764
  300    NCR*..............................      13,425
  100    Pitney Bowes......................       4,280
  100    Veritas Software*.................       4,383
                                             ----------
                                                 44,313
                                             ----------
         OIL -- 0.1%
  100    Anadarko Petroleum................       5,644
                                             ----------
         OIL -- INTEGRATED -- 5.3%
  300    Amerada Hess......................      23,808
  400    ChevronTexaco.....................      36,108
2,300    Exxon Mobil.......................     100,809
  700    Occidental Petroleum..............      20,405
  100    Phillips Petroleum................       6,280
  700    Royal Dutch Petroleum -- ADR......      38,024
  100    Unocal............................       3,895
                                             ----------
                                                229,329
                                             ----------
         OIL DISTRIBUTION -- 0.8%
  300    Ashland...........................      13,653
  100    Dynegy, Class A...................       2,900
  100    El Paso...........................       4,403
  400    Sempra Energy.....................      10,060
  100    Williams Cos......................       2,356
                                             ----------
                                                 33,372
                                             ----------
         OIL SERVICES -- 0.8%
  100    Baker Hughes......................       3,825
  800    Halliburton.......................      13,656
  200    Schlumberger......................      11,764
  100    Transocean Sedco Forex............       3,323
                                             ----------
                                                 32,568
                                             ----------
         OTHER UTILITIES -- 0.6%
  300    Nicor.............................      13,665
  200    Peoples Energy....................       7,876
  200    Waste Management..................       5,450
                                             ----------
                                                 26,991
                                             ----------
         PAPER -- 2.5%
  100    Bemis Company.....................       5,435
  100    International Paper...............       4,301
  200    Kimberly-Clark....................      12,930
  100    Minnesota Mining & Mfg............      11,501
  800    Procter & Gamble..................      72,072
                                             ----------
                                                106,239
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  100    Equity Office Properties Trust....  $    2,999
                                             ----------
         RETAIL -- 7.6%
  100    Albertson's.......................       3,314
  300    AutoZone*.........................      20,655
  500    Bed Bath & Beyond*................      16,875
  300    Best Buy Co.*.....................      23,760
  100    Costco Wholesale*.................       3,982
  100    CVS...............................       3,433
  300    Gap...............................       4,512
1,000    Home Depot........................      48,610
  100    Kohl's*...........................       7,115
  300    Kroger*...........................       6,648
  800    Limited...........................      14,320
  200    Lowe's Cos........................       8,698
  100    May Department Stores.............       3,485
  100    Safeway*..........................       4,502
  500    Sears, Roebuck & Co. .............      25,635
  100    Staples*..........................       1,997
  300    Target............................      12,936
  500    TJX Companies.....................      20,005
1,400    Wal-Mart Stores...................      85,806
  300    Walgreen..........................      11,757
                                             ----------
                                                328,045
                                             ----------
         SERVICES -- 1.0%
  300    Deluxe............................      13,878
  400    H&R Block.........................      17,780
  100    Paychex...........................       3,970
  500    Quintiles Transnational*..........       8,875
                                             ----------
                                                 44,503
                                             ----------
         SOAPS & COSMETICS -- 0.3%
  200    Colgate-Palmolive.................      11,430
                                             ----------
         SOFTWARE -- 6.2%
  100    Autodesk..........................       4,669
  200    Automatic Data Processing.........      11,654
  500    Compaq Computer...................       5,225
  200    Computer Associates
           International...................       4,378
  100    Electronic Data Systems...........       5,799
  400    First Data........................      34,900
  600    International Business Machines...      62,400
1,800    Microsoft*........................     108,558
1,800    Oracle*...........................      23,040
  100    PeopleSoft*.......................       3,653
  100    Siebel Systems*...................       3,261
                                             ----------
                                                267,537
                                             ----------
         TELEPHONE -- 3.3%
1,100    AT&T..............................      17,270
  600    BellSouth.........................      22,116
  500    Qwest Communications
           International...................       4,110
1,100    SBC Communications................      41,184
  300    Sprint (FON Group)................       4,587
  900    Verizon Communications............      41,085
  900    WorldCom -- WorldCom Group*.......       6,066
  200    Yahoo!*...........................       3,694
                                             ----------
                                                140,112
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TEXTILES -- 1.0%
  400    Liz Claiborne.....................  $   11,344
  100    NIKE, Class B.....................       6,001
  300    Reebok International*.............       8,109
  300    Sara Lee..........................       6,228
  300    V. F..............................      12,975
                                             ----------
                                                 44,657
                                             ----------
         TRANSPORTATION -- 1.5%
  700    Burlington Northern Santa Fe......      21,126
  200    Carnival..........................       6,530
  200    CSX...............................       7,622
  100    Norfolk Southern..................       2,394
  400    Union Pacific.....................      24,856
                                             ----------
                                                 62,528
                                             ----------
         TRAVEL/ENTERTAINMENT -- 1.1%
  300    Darden Restaurants................      12,177
  300    Harrah's Entertainment*...........      13,278
  400    McDonald's........................      11,100
  100    Starbucks*........................       2,313
  200    Wendy's International.............       6,996
                                             ----------
                                                 45,864
                                             ----------
         WHOLESALE -- 0.6%
  100    Cardinal Health...................       7,089
  100    McKesson..........................       3,743
  300    SUPERVALU.........................       7,740
  200    Sysco.............................       5,964
                                             ----------
                                                 24,536
                                             ----------
         TOTAL COMMON STOCKS...............   4,232,948
                                             ----------

                                               VALUE
                                             ----------
         REPURCHASE AGREEMENTS -- 0.8%
         Bear Stearns, dated 3/28/02, due
           4/1/02 at 1.85% with a maturity
           value of $34,890 (Collateralized
           by Freddie Mac securities)......  $   34,883
                                             ----------
         TOTAL REPURCHASE AGREEMENTS.......      34,883
                                             ----------
         TOTAL INVESTMENTS
           (COST $4,573,749) (a) --99.3%...   4,267,831
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 0.7%.............      31,407
                                             ----------
         NET ASSETS -- 100.0%..............  $4,299,238
                                             ==========

---------------

*  Non-income producing security.

ADR -- American Depositary Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.................  $ 405,112
   Unrealized depreciation.................   (711,030)
                                             ---------
   Net unrealized depreciation.............  $(305,918)
                                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                                      AXA Rosenberg
                                                                 International Equity Fund                  MSCI-EAFE
6/7/2000                                                                                 1                          1
3/31/2001                                                                            0.815                      0.764
3/31/2002                                                                            0.747                      0.701

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                          SINCE        SINCE
                                                              LAST 1    INCEPTION    INCEPTION
                                                               YEAR     (6/7/00)     (12/5/00)
                                                              ------    ---------    ---------
Institutional Shares (REQIX)................................   -8.36%    -14.87%
Investor Shares (RIEIX).....................................   -8.83%                 -13.55%
Class A Shares (REQAX)(1)...................................   -8.77%    -15.29%
Class A Shares*.............................................  -13.83%    -17.91%
Class B Shares (REQBX)(1)...................................   -9.48%    -15.80%
Class B Shares**............................................  -13.79%    -17.59%
MSCI-EAFE Index(2)..........................................   -8.22%    -21.04%      -15.82%

     Most of the major global equity markets finished in the negative territory for the year ended March 31, 2002. Hit by a sudden global economic slowdown and the terrorist attacks in the U.S., stocks fell in the first half of the year. Market returns improved solidly after September 11(th). The economic conditions seemed to be improving as the fiscal year ended, but the strength and speed of the recovery remain uncertain. Small cap stocks outperformed large cap stocks during the year. For the year as whole, international stocks, as measured by the MSCI-EAFE Index, was down 8.22%.

     In Europe, stock markets started the year with strong gains in April. The bounce quickly ended, and the market resumed its decline as negative economic news and disappointing corporate earnings were released during the year. Stocks recovered after the sell-off in September as investors were encouraged by the early signs of economic recovery. Value stocks outperformed growth stocks, and small cap stocks outpaced large cap stocks during the year. For the year as a whole, stocks in Europe lost 4.95%.

     In Japan, the market fell for most of the year, and the Nikkei 225 Index(3) hit 18-year lows twice. The Japanese economy was plagued by weak domestic consumption and bad debt problems in its banking system. However, the market managed to rebound strongly after the government released the anti-deflation package and imposed tighter restrictions on short-selling activities in February. During the year, stocks in Japan were down 21.59%.

     Elsewhere in Asia, markets were down in the first half of the year as the export-driven Asian economies were hit hard by the sudden slowdown in the global economy. Stocks rebounded strongly after September on the hope that the global economy might finally bottom out and that recovery was underway. For the year, stocks in the region gained 7.03%.

     For the fiscal year ended March 31, 2002, the Fund slightly underperformed its benchmark, the MSCI-EAFE Index. The underperformance was mostly attributable to stock selection. However, the Fund's performance still exceeded that of the benchmark since inception. The Manager strives to add value consistently through bottom-up stock selection and avoids heavy bets on countries and industries.

     The Manager follows a systematic and disciplined approach to international investing. As of March 31, 2002, the portfolio holdings were diversified over 21 countries and over 230 companies. The top 10 holdings accounted for about 22% of the total portfolio. Approximately 70% of the holdings were invested in Europe.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2)  The Morgan Stanley Capital International Europe,
     Australasia, Far East Index (MSCI-EAFE) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East. Investors cannot invest directly in any Index.
(3) The Nikkei 225 Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 98.3%
         AUSTRALIA -- 3.4%
         Airlines -- 0.1%
 2,932   Qantas Airways....................  $    7,026
                                             ----------
         Banking -- 1.8%
 3,162   Australia & New Zealand Banking
           Group...........................      29,988
 2,100   Commonwealth Bank of Australia....      35,909
 3,277   National Australia Bank...........      59,761
   800   Westpac Banking Corporation.......       6,665
                                             ----------
                                                132,323
                                             ----------
         Building -- 0.0%
 1,111   Downer EDI........................         528
                                             ----------
         Construction Materials -- 0.0%
 1,054   Boral.............................       2,228
                                             ----------
         Financial Investments -- 0.1%
 3,900   Macquarie Infrastructure Group....       7,160
                                             ----------
         Food -- 0.2%
 4,472   Coca-Cola Amatil..................      13,867
 1,301   National Foods....................       2,027
                                             ----------
                                                 15,894
                                             ----------
         Instruments -- 0.0%
 5,100   Pacific Dunlop....................       3,321
                                             ----------
         Insurance -- 0.4%
 3,000   AMP...............................      30,421
 1,000   Insurance Australia Group.........       1,815
                                             ----------
                                                 32,236
                                             ----------
         IT Hardware -- 0.0%
   632   WMC...............................       3,282
                                             ----------
         Media -- 0.0%
 1,758   Ten Network Holdings..............       2,186
                                             ----------
         Metals -- 0.5%
 1,680   Rio Tinto.........................      33,793
                                             ----------
         Oil -- 0.0%
 1,451   Orogen Minerals...................       1,456
                                             ----------
         Retail -- 0.3%
 3,432   Woolworths........................      22,859
                                             ----------
         Wholesale -- 0.0%
 2,300   Metcash Trading...................       2,271
                                             ----------
                                                266,563
                                             ----------
         BELGIUM -- 0.5%
         Liquor & Tobacco -- 0.5%
 1,360   Interbrew.........................      37,670
                                             ----------
         DENMARK -- 0.1%
         Biotechnology -- 0.1%
   450   Novozymes, Class B................       8,766
                                             ----------
         FINLAND -- 1.9%
         Drugs -- 0.2%
   500   Orion-Yhtyma, Class A.............       9,815
 1,900   Tamro.............................       6,100
                                             ----------
                                                 15,915
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         FINLAND (CONTINUED)
         Electric Utilities -- 0.4%
 4,864   Fortum............................  $   25,842
   160   Wartsila..........................       2,554
                                             ----------
                                                 28,396
                                             ----------
         Insurance -- 0.1%
   400   Pohjola Group, Class D............       8,933
                                             ----------
         IT Hardware -- 1.0%
 4,000   Nokia.............................      84,553
                                             ----------
         Paper -- 0.2%
 1,800   M-real, Class B...................      13,536
                                             ----------
                                                151,333
                                             ----------
         FRANCE -- 8.6%
         Airlines -- 0.2%
 1,118   Air France........................      19,507
                                             ----------
         Autos -- 1.1%
 1,800   PSA Peugeot Citroen...............      88,880
                                             ----------
         Banking -- 2.2%
 1,622   Credit Lyonnais...................      61,780
   280   Natexis Banques Populaires........      22,473
 1,330   Societe Generale, Class A.........      84,121
                                             ----------
                                                168,374
                                             ----------
         Chemicals -- 0.5%
   764   Compagnie Generale des
           Etablissements Michelin, Class
           B...............................      29,020
 1,259   Rhodia............................      12,477
                                             ----------
                                                 41,497
                                             ----------
         Construction Materials -- 0.7%
   269   Ciments Francais..................      12,191
   270   Compagnie de Saint-Gobain.........      44,071
                                             ----------
                                                 56,262
                                             ----------
         Defense -- 0.2%
    60   Dassault Aviation.................      18,844
                                             ----------
         Drugs -- 2.1%
 2,322   Aventis...........................     160,437
                                             ----------
         Insurance -- 0.8%
   760   Assurances Generales de France....      37,395
   784   CNP Assurances....................      26,326
                                             ----------
                                                 63,721
                                             ----------
         Machinery -- 0.2%
 1,234   Alstom............................      16,503
                                             ----------
         Media -- 0.5%
   850   Lagardere.........................      40,340
                                             ----------
         Paper -- 0.1%
   336   Worms et Compagnie................       6,009
                                             ----------
                                                680,374
                                             ----------
         GERMANY -- 7.4%
         Chemicals -- 1.5%
 1,912   BASF..............................      77,563
 1,129   Bayer.............................      38,314
                                             ----------
                                                115,877
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         GERMANY (CONTINUED)
         Drugs -- 0.3%
   910   Merck.............................  $   27,627
                                             ----------
         Electric Utilities -- 2.4%
 1,970   E.On..............................      99,852
 2,391   RWE...............................      89,694
                                             ----------
                                                189,546
                                             ----------
         Insurance -- 0.3%
    42   Allianz Lebensversicherungs.......      24,256
                                             ----------
         Metals -- 0.6%
 3,160   ThyssenKrupp......................      49,622
                                             ----------
         Software -- 2.3%
 2,750   Siemens...........................     179,934
                                             ----------
                                                586,862
                                             ----------
         HONG KONG -- 1.9%
         Banking -- 0.2%
 8,000   Bank of East Asia.................      15,949
                                             ----------
         Building -- 0.0%
 4,000   Hopewell Holdings.................       3,077
                                             ----------
         Electric Utilities -- 0.3%
 4,000   CLP Holdings......................      16,411
 2,000   Hongkong Electric Holdings........       7,564
                                             ----------
                                                 23,975
                                             ----------
         Other Utilities -- 0.2%
14,000   Hong Kong & China Gas Company.....      19,476
                                             ----------
         Real Estate Assets -- 0.5%
10,000   Hang Lung Properties..............       9,359
 6,000   Henderson Investment..............       4,846
 6,000   Kerry Properties..................       5,577
 8,000   New World China Land*.............       2,282
13,000   New World Development Company.....      10,667
 1,000   Sun Hung Kai Properties...........       7,596
                                             ----------
                                                 40,327
                                             ----------
         Transportation -- 0.4%
 3,000   Kowloon Motor Bus Holdings........      14,423
10,891   MTR...............................      15,778
                                             ----------
                                                 30,201
                                             ----------
         Travel/Entertainment -- 0.2%
 6,000   Hongkong & Shanghai Hotels........       2,539
12,000   Shangri-La Asia...................      10,154
                                             ----------
                                                 12,693
                                             ----------
         Wholesale -- 0.1%
 2,000   Yue Yuen Industrial (Holdings)....       5,449
                                             ----------
                                                151,147
                                             ----------
         ITALY -- 7.2%
         Autos -- 0.5%
 3,000   Fiat..............................      41,744
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         ITALY (CONTINUED)
         Banking -- 1.1%
 8,000   Banca di Roma.....................  $   19,263
 4,000   Banca Popolare di Milano Scrl.....      15,040
17,000   IntesaBci.........................      51,018
                                             ----------
                                                 85,321
                                             ----------
         Construction Materials -- 0.9%
 2,000   Italmobiliare.....................      69,181
                                             ----------
         Insurance -- 1.7%
 4,000   Assicurazioni Generali............      98,721
 2,000   Societa Assicuratrice
           Industriale.....................      33,849
                                             ----------
                                                132,570
                                             ----------
         Media -- 0.0%
 1,123   Seat Pagine Gialle*...............         869
                                             ----------
         Metals -- 0.5%
14,000   Pirelli...........................      21,801
 5,000   Pirelli & C.......................      14,177
                                             ----------
                                                 35,978
                                             ----------
         Oil -- 0.6%
 3,000   ENI...............................      43,969
                                             ----------
         Telephone -- 1.9%
19,000   Telecom Italia....................     156,474
                                             ----------
                                                566,106
                                             ----------
         JAPAN -- 20.8%
         Autos -- 2.5%
 4,100   Denso.............................      62,180
 3,000   Fuji Heavy Industries.............      14,645
   500   Honda Motor.......................      21,013
 1,100   Toyota Industries.................      17,595
 3,000   Toyota Motor......................      86,467
                                             ----------
                                                201,900
                                             ----------
         Banking -- 1.0%
     3   Mitsubishi Tokyo Financial
           Group...........................      18,335
     4   Mizuho Holdings...................       9,537
 2,000   San-in Godo Bank..................       6,021
   300   Sanyo Shinpan Finance Co. ........       7,719
 4,000   Sumitomo Mitsui Banking...........      16,660
 5,000   The Hokuriku Bank*................       7,734
 1,000   The Shizuoka Bank.................       6,459
   500   The Tokyo Tomin Bank*.............       4,406
                                             ----------
                                                 76,871
                                             ----------
         Building -- 1.2%
   100   Daito Trust Construction Co. .....       1,641
 5,000   Daiwa House Industry Co. .........      31,312
 3,000   Maeda.............................       8,488
 3,000   Nippon Hodo.......................      11,544
 2,000   Nishimatsu Construction Co. ......       5,282
 6,000   Obayashi..........................      16,886
 3,000   Sekisui Chemical Co. .............       8,330
 1,000   Taisei............................       2,188
 3,000   Toda..............................       6,610
                                             ----------
                                                 92,281
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
         Cellular -- 1.2%
    11   KDDI..............................  $   28,136
    18   Nippon Telegraph and Telephone....      69,129
                                             ----------
                                                 97,265
                                             ----------
         Chemicals -- 1.4%
 5,000   Bridgestone.......................      67,907
 1,000   Kaneka............................       6,474
 6,000   Mitsui Chemicals..................      26,257
 3,000   Sumitomo Rubber Industries........      11,205
                                             ----------
                                                111,843
                                             ----------
         Construction Materials -- 0.3%
 9,000   Mitsubishi Materials..............      14,939
 4,000   Taiheiyo Cement...................       6,157
                                             ----------
                                                 21,096
                                             ----------
         Drugs -- 2.2%
 2,000   Nippon Shinyaku Co. ..............       9,235
 1,000   Ono Pharmaceutical................      30,407
 1,000   Sankyo Co. .......................      15,279
 3,000   Taisho Pharmacuetical Co. ........      45,384
 1,000   Takeda Chemical Industries........      40,518
 1,000   Teikoku Hormone Mfg. Co. .........       5,018
 1,000   Yamanouchi Pharmaceutical Co. ....      24,975
                                             ----------
                                                170,816
                                             ----------
         Durables -- 0.7%
   800   Sony..............................      41,589
 3,000   Victor Company of Japan...........       9,914
                                             ----------
                                                 51,503
                                             ----------
         Electric Utilities -- 0.5%
 2,000   Kyushu Electric Power.............      28,189
   800   Tokyo Electric Power..............      15,151
                                             ----------
                                                 43,340
                                             ----------
         Financial Investments -- 0.1%
 1,000   Tokyo Leasing.....................       4,225
                                             ----------
         Insurance -- 1.1%
 4,000   Mitsui Sumitomo Insurance Co. ....      18,803
 2,000   Nichido Fire & Marine Insuance
           Co. ............................       9,658
 8,000   Tokio Marine & Fire Insurance
           Co. ............................      56,800
                                             ----------
                                                 85,261
                                             ----------
         IT Hardware -- 2.5%
   400   Futaba............................      10,563
   400   Kyocera...........................      27,676
 7,000   Matsushita Electric Industrial....      85,351
 5,000   Mitsubishi Electric...............      23,013
   300   Murata Manufacturing Co. .........      19,240
 1,000   Oki Electric Industry Co. ........       2,430
   100   Rohm..............................      15,015
 2,000   Toshiba...........................       8,375
 1,000   Toshiba TEC.......................       2,301
                                             ----------
                                                193,964
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
         Liquor & Tobacco -- 1.1%
 2,000   Asahi Breweries...................  $   16,147
     6   Japan Tobacco.....................      36,353
 5,000   Kirin Brewery Co. ................      33,991
                                             ----------
                                                 86,491
                                             ----------
         Machinery -- 1.3%
 2,000   Hitachi Koki Co. .................       5,508
 2,000   Ishikawajima-Harima Heavy
           Industries Co. .................       3,697
12,000   Kawasaki Heavy Industries*........      11,952
 3,000   Kubota............................       9,258
 1,000   Makita............................       6,519
16,000   Mitsubishi Heavy Indstries........      52,394
 1,000   Torishima Pump Manufacturing
           Co. ............................       3,848
 1,000   Toyo Seikan Kaisha................      12,095
                                             ----------
                                                105,271
                                             ----------
         Media -- 0.6%
 4,000   Dai Nippon Printing Co. ..........      44,939
                                             ----------
         Metals -- 0.0%
 1,000   Kurimoto..........................       1,569
 1,000   Nittetsu Mining Co. ..............       1,773
                                             ----------
                                                  3,342
                                             ----------
         Miscellaneous Financial -- 0.4%
 5,000   Nikko Securities Co. .............      22,070
 6,000   Shinko Securities Co. ............      10,458
                                             ----------
                                                 32,528
                                             ----------
         Office Machinery -- 0.9%
 1,000   Canon.............................      37,122
 1,000   Fuji Photo Film Co. ..............      31,463
                                             ----------
                                                 68,585
                                             ----------
         Oil Distribution -- 0.2%
11,000   Japan Energy......................      14,524
                                             ----------
         Other Utilities -- 0.2%
 7,000   Tokyo Gas Co. ....................      16,954
                                             ----------
         Real Estate Assets -- 0.1%
 2,000   Sumitomo Realty & Development
           Co. ............................      10,412
                                             ----------
         Retail -- 0.6%
   200   FamilyMart Co. ...................       3,244
   300   Fast Retailing Co. ...............       7,470
 1,000   Ito-Yokado Co. ...................      39,763
                                             ----------
                                                 50,477
                                             ----------
         Transportation -- 0.3%
     5   East Japan Railway Co. ...........      21,013
 1,000   Kawasaki Kisen Kaisha.............       1,177
                                             ----------
                                                 22,190
                                             ----------
         Travel/Entertainment -- 0.3%
   800   Heiwa.............................      11,988
   500   Sankyo Co., Gunma.................      12,638
                                             ----------
                                                 24,626
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
         Wholesale -- 0.1%
   300   Ryosan Co. .......................  $    3,226
   900   Ryoyo Electro.....................       8,420
                                             ----------
                                                 11,646
                                             ----------
                                              1,642,350
                                             ----------
         LUXEMBOURG -- 0.5%
         Metals -- 0.5%
 1,548   Arcelor*..........................      21,202
 1,333   Arcelor*..........................      17,886
                                             ----------
                                                 39,088
                                             ----------
         NETHERLANDS -- 7.7%
         Banking -- 1.4%
 5,740   ABN AMRO Holding..................     109,015
                                             ----------
         Cellular -- 0.2%
 3,650   Koninklijke (Royal) KPN*..........      18,692
                                             ----------
         Chemicals -- 0.3%
   490   Akzo Nobel........................      22,913
                                             ----------
         IT Hardware -- 1.6%
 4,060   Koninklijke (Royal) Philips
           Electronics.....................     123,862
                                             ----------
         Liquor & Tobacco -- 0.3%
   820   Heineken Holding, Class A.........      25,038
                                             ----------
         Media -- 0.0%
   160   Wegener...........................       1,372
                                             ----------
         Oil -- Integrated -- 3.4%
 4,910   Royal Dutch Petroleum.............     268,788
                                             ----------
         Services -- 0.2%
   740   Randstad Holding..................      11,278
   480   Stork.............................       4,648
                                             ----------
                                                 15,926
                                             ----------
         Software -- 0.1%
 2,400   Getronics.........................       7,977
                                             ----------
         Wholesale -- 0.2%
 1,230   Buhrmann..........................      16,096
                                             ----------
                                                609,679
                                             ----------
         NEW ZEALAND -- 0.2%
         Food -- 0.2%
15,200   Carter Holt Harvey................      12,981
                                             ----------
         NORWAY -- 0.2%
         Food -- 0.2%
   400   Norsk Hydro.......................      19,362
                                             ----------
         SINGAPORE -- 0.8%
         Cellular -- 0.1%
11,000   Singapore Telecommunications......       9,485
                                             ----------
         IT Hardware -- 0.1%
 5,000   ST Assembly Test Services*........       8,352
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SINGAPORE (CONTINUED)
         Real Estate Assets -- 0.6%
 6,000   Allgreen Properties...............  $    3,872
 9,000   Capitaland........................       8,542
 3,000   Fraser & Neave....................      12,691
 5,000   Keppel............................      11,118
 3,000   Singapore Land....................       5,597
 7,000   United Industrial.................       2,733
                                             ----------
                                                 44,553
                                             ----------
         Travel/Entertainment -- 0.0%
11,000   Raffles Holdings..................       3,072
                                             ----------
                                                 65,462
                                             ----------
         SPAIN -- 3.0%
         Banking -- 0.8%
 5,080   Banco Bilbao Vizcaya Argentaria...      60,494
                                             ----------
         Building -- 0.1%
 1,220   Obrascon Huarte Lain..............       6,652
                                             ----------
         Electric Utilities -- 0.8%
 4,780   Iberdrola.........................      62,384
                                             ----------
         Insurance -- 0.1%
 1,750   Corporacion Mapfre................      11,771
                                             ----------
         Machinery -- 0.0%
    40   Zardoya Otis......................         433
                                             ----------
         Oil -- 1.1%
 7,440   Repsol YPF........................      93,789
                                             ----------
         Transportation -- 0.1%
   280   Aurea Concesiones de
           Infraestructuras del Estado.....       5,179
                                             ----------
                                                240,702
                                             ----------
         SWEDEN -- 2.3%
         Airlines -- 0.1%
 1,400   SAS*..............................      10,340
                                             ----------
         Banking -- 1.1%
13,200   Nordea............................      75,187
                                             ----------
         Cellular -- 0.0%
   100   Tele2, Class B*...................       3,002
                                             ----------
         Durables -- 0.6%
 2,600   Electrolux, Class B...............      46,186
                                             ----------
         Financial Investments -- 0.4%
 3,100   Investor, Class B.................      34,866
                                             ----------
         IT Hardware -- 0.1%
 1,000   Saab, Class B.....................      11,633
                                             ----------
                                                181,214
                                             ----------
         SWITZERLAND -- 7.1%
         Airlines -- 0.0%
    30   SAirGroup*........................           2
                                             ----------
         Chemicals -- 0.0%
    41   Syngenta*.........................       2,505
                                             ----------
         Drugs -- 2.7%
 2,700   Roche Holding.....................     209,908
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SWITZERLAND (CONTINUED)
         Financial Investments -- 1.4%
 2,180   UBS*..............................  $  107,328
                                             ----------
         Food -- 1.3%
   460   Nestle............................     102,295
                                             ----------
         Household -- 0.3%
 1,274   Swatch Group*.....................      27,536
                                             ----------
         Insurance -- 1.2%
 1,070   Swiss Re..........................      98,456
                                             ----------
         IT Hardware -- 0.2%
   200   Ascom Holding.....................       2,795
    90   Unaxis Holding....................       9,967
                                             ----------
                                                 12,762
                                             ----------
                                                560,792
                                             ----------
         UNITED KINGDOM -- 24.7%
         Aircraft -- 0.3%
 8,000   Rolls-Royce.......................      21,474
                                             ----------
         Autos -- 0.2%
 5,000   Tomkins...........................      18,423
                                             ----------
         Banking -- 4.3%
 6,000   Abbey National....................      85,098
 4,000   Barclays..........................     123,603
 5,000   Royal Bank of Scotland Group......     128,730
                                             ----------
                                                337,431
                                             ----------
         Cellular -- 2.2%
95,000   Vodafone Group....................     175,526
                                             ----------
         Drugs -- 1.5%
 5,000   GlaxoSmithKline...................     117,765
                                             ----------
         Electric Utilities -- 0.7%
11,000   Scottish Power....................      56,312
                                             ----------
         Financial Investments -- 2.8%
12,000   CGNU..............................     126,622
16,000   Old Mutual........................      23,240
 3,000   Prudential........................      30,246
 9,000   Royal & Sun Alliance Insurance
           Group...........................      37,807
                                             ----------
                                                217,915
                                             ----------
         Food -- 1.8%
 1,526   Associated British Foods..........      11,148
16,000   Unilever..........................     128,046
                                             ----------
                                                139,194
                                             ----------
         Insurance -- 1.1%
 3,000   John Mowlem & Co. ................      10,402
34,000   Legal & General Group.............      78,192
                                             ----------
                                                 88,594
                                             ----------
         IT Hardware -- 0.1%
 7,000   Cookson Group.....................       9,868
                                             ----------
         Machinery -- 0.5%
 3,800   Morgan Crucible...................       9,984
 4,000   Rexam.............................      27,512
                                             ----------
                                                 37,496
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
         Media -- 0.3%
 3,000   United Business Media.............  $   26,102
                                             ----------
         Metals -- 0.4%
 6,000   BHP Billiton......................      34,197
                                             ----------
         Oil -- Integrated -- 4.4%
20,000   BP Amoco..........................     178,000
24,000   Shell Transport & Trading Co. ....     178,739
                                             ----------
                                                356,739
                                             ----------
         Oil Services -- 0.1%
 2,600   Hunting...........................       6,664
                                             ----------
         Retail -- 1.5%
12,000   J Sainsbury.......................      68,267
 6,000   Safeway...........................      25,098
 3,000   Scottish & Newcastle..............      23,923
                                             ----------
                                                117,288
                                             ----------
         Soaps & Cosmetics -- 0.1%
 3,000   Body Shop International...........       4,069
                                             ----------
         Telephone -- 1.5%
26,000   BT Group*.........................     103,667
 4,000   Cable & Wireless..................      12,745
     3   Thus Group*.......................           1
                                             ----------
                                                116,413
                                             ----------
         Transportation -- 0.2%
12,034   Stagecoach Holdings...............      13,024
                                             ----------
         Travel/Entertainment -- 0.7%
 5,000   Six Continents....................      53,186
                                             ----------
                                              1,947,680
                                             ----------
         TOTAL INVESTMENTS (COST
           $8,196,553) (a) -- 98.3%........   7,768,131
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 1.7%.............     133,761
                                             ----------
         NET ASSETS -- 100.0%..............  $7,901,892
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.................  $ 464,247
   Unrealized depreciation.................   (892,669)
                                             ---------
   Net unrealized depreciation.............  $(428,422)
                                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                       DELIVERY    CONTRACT AMOUNT      UNREALIZED
                         DATE      (LOCAL CURRENCY)    DEPRECIATION
                       --------    ----------------    ------------
Sold Australian
  Dollars in exchange
  for Hong Kong
  Dollars 82,668.....   4/3/02          20,000            $ (73)
Sold British Pounds
  in exchange for
  Swiss Francs
  60,000.............   4/2/02          25,126            $(103)
Sold British Pounds
  in exchange for
  Swedish Kronas
  25,000.............   4/2/02           1,702            $ (10)
Deliver Swiss Francs
  in exchange for
  Euro 44,356........   4/2/02          65,000            $ (47)

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                                    AXA Rosenberg Multi-Strategy               U.S. 90-day
                                                                             Market Neutral Fund            Treasury bills
9/29/2000                                                                                      1                         1
3/31/2001                                                                                  0.964                     1.029
3/31/2002                                                                                  1.082                      1.06

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/02

                                                                          SINCE        SINCE
                                                              LAST 1    INCEPTION    INCEPTION
                                                               YEAR     (9/29/00)    (8/23/01)
                                                              ------    ---------    ---------
Institutional Shares (MSMNX)................................  12.21%      5.40%
Investor Shares (RMSIX).....................................                         3.58%***
Class A Shares (RMNAX)(1)...................................  10.38%      4.08%
Class A Shares*.............................................   4.27%      0.20%
Class B Shares (RMNBX)(1)...................................   9.68%      3.44%
Class B Shares**............................................   4.68%      0.79%
U.S. 90-day Treasury Bills..................................   3.05%      3.96%      1.46%***

     For the year ending March 31, 2002, the AXA Rosenberg Multi-Strategy Market Neutral Fund outperformed its benchmark, U.S. 90-day Treasury Bills, by 9.16%. Since inception, the Fund has outperformed the benchmark by 1.44% on an annualized basis. The Fund is an equally-weighted combination of three distinct market neutral strategies -- Value Market Neutral, Large Cap Market Neutral and Growth Market Neutral. Because each strategy has an unique earnings profile, the Manager expects that over the long run, there will not be a systematic relationship between the returns of the Fund and the value/growth cycle in the U.S. equity market.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Multi-Strategy Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Multi-Strategy Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Multi-Strategy Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Multi-Strategy Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
***  Cumulative
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 93.9%
         AIRLINES -- 0.1%
  500    Mesa Air Group*..................  $     5,600
                                            -----------
         AUTOS -- 1.8%
  300    Aftermarket Technology*..........        5,601
  200    Amcast Industrial................        1,100
  400    BorgWarner.......................       25,168
1,700    General Motors...................      102,765
  400    Kroll*...........................        6,660
  500    Navistar International*..........       22,150
  200    Spartan Motors*..................        1,559
1,400    Visteon..........................       23,170
                                            -----------
                                                188,173
                                            -----------
         BANKING -- 7.6%
  100    American Business Financial
           Services.......................        1,103
  200    American Home Mortgage
           Holdings.......................        3,100
3,000    Bank of America..................      204,060
2,000    Colonial BancGroup...............       29,840
  900    Comerica.........................       56,313
1,700    Concord EFS*.....................       56,525
1,400    Countrywide Credit Industries....       62,650
  300    Euronet Worldwide*...............        5,100
1,200    Fannie Mae.......................       95,856
  100    First Citizens BancShares, Class
           A..............................       10,296
  600    First Tennessee National.........       21,030
  300    InterCept Group*.................       10,875
  400    ITLA Capital*....................        9,900
  500    National Processing*.............       14,290
  500    New York Community Bancorp.......       13,825
  100    North Fork Bancorporation........        3,556
  600    Student Loan.....................       54,960
  600    UICI*............................       11,370
1,155    UMB Financial....................       49,526
1,500    Wells Fargo & Company............       74,100
  300    Wintrust Financial...............        6,891
                                            -----------
                                                795,166
                                            -----------
         BIOTECHNOLOGY -- 0.8%
  300    AVI BioPharma*...................        2,436
1,000    Bio-Technology General*..........        4,910
1,000    Genzyme-General Division*........       43,670
1,000    Gilead Sciences*.................       35,990
  200    SONUS Pharmaceuticals*...........        1,186
                                            -----------
                                                 88,192
                                            -----------
         BUILDING -- 0.8%
  300    Centex...........................       15,579
  400    Champion Enterprises*............        3,200
  800    Lennar...........................       42,208
  600    Skyline..........................       18,630
  300    Willbros Group*..................        5,007
                                            -----------
                                                 84,624
                                            -----------
         CELLULAR -- 0.6%
  700    Telephone and Data Systems.......       61,775
                                            -----------
         CHEMICALS -- 0.9%
  400    Du Pont (E.I.) de Nemours........       18,860
2,800    Sherwin-Williams.................       79,744
                                            -----------
                                                 98,604
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         COMPUTER -- 1.0%
4,000    Dell Computer*...................  $   104,440
  500    Interactive Systems Worldwide*...        2,615
                                            -----------
                                                107,055
                                            -----------
         CONSTRUCTION MATERIALS -- 0.3%
  400    Ameron International.............       28,700
  300    Elcor............................        6,660
                                            -----------
                                                 35,360
                                            -----------
         DEFENSE -- 0.9%
  200    Alliant Techsystems*.............       20,398
  300    Allied Research*.................        6,990
  200    DRS Technologies*................        8,298
  300    FLIR Systems*....................       14,325
  300    Pemco Aviation Group*............        7,275
  700    Textron..........................       35,770
                                            -----------
                                                 93,056
                                            -----------
         DRUGS -- 3.6%
1,100    Bausch & Lomb....................       49,027
  200    Bradley Pharmaceuticals*.........        2,130
  400    Cambrex..........................       16,840
  800    Forest Laboratories, Class A*....       65,360
  200    Hi-Tech Pharmacal*...............        2,173
  500    IDEC Pharmaceuticals*............       32,150
  500    Immucor*.........................        7,000
  600    Interneuron Pharmaceuticals*.....        5,250
  300    Meridian Bioscience..............        2,040
2,400    Mylan Laboratories...............       70,704
1,100    NBTY*............................       18,766
3,000    Perrigo*.........................       35,850
1,200    Pfizer...........................       47,688
  400    Pharmaceutical Resources*........        8,476
  300    SangStat Medical*................        8,058
  400    Versicor*........................        7,232
  500    VIVUS*...........................        4,430
  200    Zonagen*.........................          882
                                            -----------
                                                384,056
                                            -----------
         DURABLES -- 0.8%
  800    Harley-Davidson..................       44,104
  100    Royal Appliance Manufacturing*...          535
  500    Whirlpool........................       37,775
                                            -----------
                                                 82,414
                                            -----------
         ELECTRIC UTILITIES -- 1.2%
1,400    Entergy..........................       60,774
1,900    Northeast Utilities..............       37,753
  500    Pinnacle West Capital............       22,675
                                            -----------
                                                121,202
                                            -----------
         FINANCIAL INVESTMENTS -- 0.0%
  300    Headwaters*......................        4,590
                                            -----------
         FOOD -- 2.6%
  800    Corn Products International......       25,760
  400    Dreyer's Grand Ice Cream.........       16,476
  100    Farmer Brothers..................       30,300
  300    Flowers Foods*...................        7,641
  300    H.J. Heinz.......................       12,450
  200    Horizon Organic Holding*.........        3,290

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         FOOD (CONTINUED)
  300    Penford..........................  $     4,830
  800    Pepsi Bottling Group.............       20,696
2,400    PepsiCo..........................      123,600
  900    Smithfield Foods*................       23,490
                                            -----------
                                                268,533
                                            -----------
         HEALTH -- 3.0%
  200    American Healthways*.............        5,428
1,300    DaVita*..........................       32,890
2,200    Health Net*......................       60,368
3,400    Humana*..........................       46,002
  200    LabOne*..........................        3,460
  220    MEDTOX Scientific*...............        2,288
  300    National Home Health Care*.......        3,621
  300    Pediatrix Medical Group*.........       12,228
  400    Sierra Health Services*..........        5,232
1,200    Tenet Healthcare*................       80,424
  900    UnitedHealth Group...............       68,778
                                            -----------
                                                320,719
                                            -----------
         HOUSEHOLD -- 1.5%
1,300    Brunswick........................       35,516
  300    Chromcraft Revington*............        3,825
  600    Direct Focus*....................       22,830
  300    HON Industries...................        8,523
  700    Johnson Outdoors, Class A*.......        6,895
  700    Mattel...........................       14,588
  200    Ohio Art Co......................        4,440
1,900    Pactiv*..........................       38,038
  600    Russ Berrie & Co.................       19,320
  200    Southwall Technologies*..........        2,598
                                            -----------
                                                156,573
                                            -----------
         INSTRUMENTS -- 6.6%
  200    Advanced Neuromodulation
           Systems*.......................        6,708
  600    Bio-Rad Laboratories, Class A*...       22,530
  200    Bio-Vascular*....................        1,654
  300    BioLase Technology*..............        1,680
2,500    Boston Scientific*...............       62,725
  800    Checkpoint Systems*..............       12,760
  200    Cholestech*......................        3,574
  200    Conceptus*.......................        4,310
  600    CONMED*..........................       15,000
1,800    DENTSPLY International...........       66,708
1,000    Edwards Lifesciences*............       27,950
  200    Endocardial Solutions*...........        1,622
  300    Endocare*........................        5,913
  300    Esterline Technologies*..........        6,120
  200    Fischer Imaging*.................        2,440
  300    Hologic*.........................        4,635
  300    Integra LifeSciences Holdings*...        8,439
  100    Interpore International*.........        1,120
  600    Invacare.........................       22,560
  300    Invivo*..........................        3,612
  300    Isco.............................        2,985
2,200    Johnson & Johnson................      142,890
  900    Johnson Controls.................       79,479
  200    Kewaunee Scientific..............        2,080

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         INSTRUMENTS (CONTINUED)
  200    MedAmicus*.......................  $     2,168
  200    Medical Action Industries*.......        2,596
  300    Mentor...........................       10,824
  200    Merit Medical Systems*...........        4,040
  300    Mesa Laboratories*...............        2,310
  800    Mine Safety Appliances...........       30,040
1,100    MTS Systems......................       12,045
  300    Napco Security Systems*..........        1,740
  300    NMT Medical*.....................        2,400
  400    Ocular Sciences*.................       11,201
  300    Photon Dynamics*.................       15,267
  300    Possis Medical*..................        5,910
  400    Quidel*..........................        2,644
1,600    STERIS*..........................       33,376
  300    Strategic Diagnostics*...........        1,554
  600    Sypris Solutions*................        9,018
1,000    Thermo Electron*.................       20,730
  800    Thoratec*........................        8,760
  500    Utah Medical Products*...........        7,950
                                            -----------
                                                694,067
                                            -----------
         INSURANCE -- 3.5%
  300    Aon..............................       10,500
  400    Brown & Brown....................       12,560
  300    Clark/Bardes*....................        8,640
  300    LandAmerica Financial Group......       10,389
  700    Loews............................       41,006
  800    Marsh & McLennan Companies.......       90,192
  800    MBIA.............................       43,752
  700    MIM*.............................       11,550
  300    National Western Life Insurance,
           Class A*.......................       34,275
  500    Nationwide Financial Services,
           Class A........................       21,400
1,300    Old Republic International.......       41,561
1,100    Phoenix Companies*...............       21,120
  300    PMA Capital, Class A.............        6,882
  200    Radian Group.....................        9,816
                                            -----------
                                                363,643
                                            -----------
         IT HARDWARE -- 7.3%
1,800    Applied Materials*...............       97,686
  300    Artisan Components*..............        4,980
1,000    ChipPAC, Class A*................        9,820
  600    Cisco Systems*...................       10,158
  600    Cobra Electronics*...............        4,524
1,100    Digi International*..............        5,995
  200    Dupont Photomask*................       10,400
  600    Emulex*..........................       19,758
  200    Espey Mfg. & Electronics.........        3,998
1,100    ESS Technology*..................       22,814
1,200    Fairchild Semiconductor, Class
           A*.............................       34,320
2,300    Flextronics International*.......       41,975
  100    General Dynamics.................        9,395
  300    Genesis Microchip*...............        7,800
1,000    Harris...........................       35,910
  500    Hutchinson Technology*...........       10,785
1,300    Imation*.........................       34,489
3,400    Intel............................      103,394

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         IT HARDWARE (CONTINUED)
  400    Inter-Tel........................  $     7,388
  300    Itron*...........................        8,925
  300    Level 3 Communications*..........       33,600
  600    Marvell Technology Group*........       26,280
  900    Micron Technology*...............       29,610
1,000    National Semiconductor*..........       33,690
  200    Nortech Systems*.................        2,106
1,000    NVIDIA*..........................       44,360
  300    OmniVision Technologies*.........        3,309
  400    PLX Technology*..................        4,880
  800    Polycom*.........................       19,680
  500    Silicon Laboratories*............       17,665
  200    SMTEK International*.............          540
  800    SonicWALL*.......................       10,432
  900    Terayon Communication Systems*...        7,632
  400    Xicor*...........................        4,252
  900    Xilinx*..........................       35,874
  300    Zoran*...........................       13,104
                                            -----------
                                                771,528
                                            -----------
         LIQUOR & TOBACCO -- 1.8%
  700    Adolph Coors, Class B............       47,229
2,700    Philip Morris Companies..........      142,209
                                            -----------
                                                189,438
                                            -----------
         MACHINERY -- 4.1%
  200    Advanced Technical Products*.....        5,300
  600    Ampco-Pittsburgh.................        6,990
  100    Applied Films*...................        2,460
1,100    Cummins..........................       51,953
  400    Drew Industries*.................        5,080
  200    Engineered Support Systems.......        9,250
1,700    Fortune Brands...................       83,929
  300    Gehl*............................        4,545
1,100    Griffon*.........................       18,425
  400    Harsco...........................       15,656
  800    ITT Industries...................       50,432
  600    L.S. Starrett, Class A...........       13,092
2,100    Lennox International.............       27,762
  200    Peerless Mfg.*...................        3,676
  900    Pentair..........................       40,473
  300    Silgan Holdings*.................       10,029
  600    Tecumseh Products, Class B.......       29,700
  600    Teleflex.........................       32,802
  900    Timken...........................       20,781
                                            -----------
                                                432,335
                                            -----------
         MEDIA -- 3.2%
  700    Bowne & Co.......................        9,849
  700    Clear Channel Communications*....       35,987
  500    Equity Marketing*................        6,150
  100    Grey Global Group................       68,100
1,400    Interpublic Group of Cos.........       47,992
  500    Media General, Class A*..........       31,750
1,200    Metro-Goldwyn-Mayer*.............       19,944
  700    Scholastic*......................       37,933
1,700    Viacom, Class A*.................       82,620
                                            -----------
                                                340,325
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         METALS -- 0.6%
  800    Intermet.........................  $     5,616
  600    Mueller Industries*..............       20,994
  400    Oregon Steel Mills...............        3,040
  700    Quanex...........................       24,850
  800    Steel Technologies...............        6,824
                                            -----------
                                                 61,324
                                            -----------
         MISCELLANEOUS FINANCIAL -- 1.6%
  500    Ambac Financial Group............       29,535
  200    American Capital Strategies......        6,192
2,000    Ameritrade Holding, Class A*.....       12,980
  700    Bear Stearns.....................       43,925
  600    Federated Investors, Class B.....       19,410
  400    Interactive Data*................        7,020
  450    John Nuveen, Class A.............       24,818
  400    Legg Mason.......................       21,232
                                            -----------
                                                165,112
                                            -----------
         OFFICE MACHINERY -- 1.7%
  500    Brocade Communications
           Systems*.......................       13,500
  300    Ciprico*.........................        1,755
  700    Coinstar*........................       23,583
  600    Hunt.............................        6,150
  300    Metrologic Instruments*..........        2,202
1,300    NCR*.............................       58,175
  300    Printronix*......................        3,600
  400    Secure Computing*................        7,844
2,100    Storage Technology*..............       45,024
  300    Stratasys*.......................        2,715
2,100    Western Digital*.................       13,083
                                            -----------
                                                177,631
                                            -----------
         OIL -- INTEGRATED -- 0.8%
  400    Amerada Hess.....................       31,744
1,900    Occidental Petroleum.............       55,385
                                            -----------
                                                 87,129
                                            -----------
         OIL DISTRIBUTION -- 0.6%
  600    Ashland..........................       27,306
1,200    Sempra Energy....................       30,180
  200    TransMontaigne*..................        1,040
                                            -----------
                                                 58,526
                                            -----------
         OIL SERVICES -- 0.8%
1,900    GlobalSantaFe....................       62,130
  300    Kaneb Services...................        6,705
  400    Paradigm Geophysical*............        1,568
1,400    Petroleum Development*...........        8,959
                                            -----------
                                                 79,362
                                            -----------
         OTHER UTILITIES -- 0.3%
  300    Casella Waste Systems, Class
           A*.............................        3,576
  800    KeySpan                                 29,112
                                            -----------
                                                 32,688
                                            -----------
         PAPER -- 0.4%
  200    American Woodmark................       12,615
  800    Boise Cascade....................       28,992

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         PAPER (CONTINUED)
  100    CSS Industries*..................  $     3,251
  300    Nashua*..........................        1,770
                                            -----------
                                                 46,628
                                            -----------
         REAL ESTATE ASSETS -- 0.1%
  400    Jones Lang LaSalle*..............        8,860
  200    Newmark Homes....................        3,406
                                            -----------
                                                 12,266
                                            -----------
         REAL ESTATE INVESTMENT
           TRUSTS -- 1.5%
1,200    CBL & Associates Properties......       42,420
1,200    iStar Financial..................       34,680
1,600    Prentiss Properties Trust........       47,232
  400    Public Storage...................       14,804
  500    Vornado Realty Trust.............       22,080
                                            -----------
                                                161,216
                                            -----------
         RETAIL -- 10.0%
  900    1-800-FLOWERS.COM*...............       12,258
1,900    Amazon.com*......................       27,170
2,200    AutoNation*......................       30,624
1,600    AutoZone*........................      110,160
  600    Barnes & Noble*..................       18,594
  800    Bed Bath & Beyond*...............       27,000
1,000    Best Buy*........................       79,200
  200    Blair............................        3,680
1,400    Borders Group*...................       33,474
2,100    Caremark Rx*.....................       40,950
3,900    Charming Shoppes*................       30,888
1,000    Costco Wholesale*................       39,820
1,100    eBay*............................       62,304
3,300    Foot Locker*.....................       53,394
  500    Global Sports*...................        8,550
1,100    Home Depot.......................       53,471
  800    Longs Drug Stores................       22,296
3,200    Office Depot*....................       63,520
1,200    Petsmart*........................       16,272
2,100    Priceline.com*...................       10,983
  900    Ross Stores......................       34,047
2,200    Staples*.........................       43,934
  500    The Finish Line, Class A*........        9,225
1,400    Ticketmaster*....................       41,412
2,500    TJX Companies....................      100,025
  500    Tractor Supply*..................       23,000
  800    Wal-Mart Stores..................       49,032
  300    Wet Seal*........................       10,467
                                            -----------
                                              1,055,750
                                            -----------
         SERVICES -- 3.9%
  400    aaiPharma*.......................       14,376
  300    Angelica.........................        4,647
  600    Apollo Group, Class A*...........       32,130
  300    BioReliance*.....................        6,882
  300    Carriage Services, Class A*......        1,515
  800    Cornell Companies*...............        8,640
1,200    Covance*.........................       24,336
  800    Equifax..........................       23,920
  200    eResearch Technology*............        3,198
1,000    Gartner Group, Class A*..........       12,900

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
1,500    H & R Block......................  $    66,675
  500    Healthcare Services Group*.......        5,725
1,300    Information Resources*...........       11,947
  300    Kendle International*............        5,577
  700    KPMG Consulting*.................       14,140
1,100    MPS Group*.......................        9,625
  500    NCO Portfolio Management*........        3,250
  300    Nobel Learning Communities*......        2,097
  400    Opinion Research*................        2,400
  800    PAREXEL International*...........       12,832
  900    Pittston Brink's Group...........       22,590
1,800    Quintiles Transnational*.........       31,950
  200    Right Management Consultants*....        5,064
  200    RMH Teleservices*................        3,960
1,800    The New Dun & Bradstreet.........       72,018
  300    U.S. Laboratories*...............        4,026
  300    Wackenhut Corrections*...........        4,500
                                            -----------
                                                410,920
                                            -----------
         SOAPS & COSMETICS -- 0.3%
  200    Chattem*.........................        4,686
  900    Dial.............................       16,218
  400    Stepan...........................       10,740
                                            -----------
                                                 31,644
                                            -----------
         SOFTWARE -- 11.5%
  750    Activision*......................       22,373
1,100    Affiliated Computer Services,
           Class A*.......................       61,743
1,300    Alliance Data Systems*...........       32,682
  200    Ansoft*..........................        3,670
  200    CACI International, Class A*.....        7,022
  400    Cerner*..........................       19,084
  300    Concord Communications*..........        6,345
  300    DocuCorp International*..........        2,268
  500    Documentum*......................       12,725
1,700    Electronic Data Systems..........       98,583
  600    Elite Information Group*.........        6,774
  300    F5 Networks*.....................        6,972
2,100    First Data.......................      183,224
  400    Group 1 Software*................        5,580
1,100    GTECH Holdings*..................       53,625
  600    Hyperion Solutions*..............       16,206
  900    Indus International*.............        4,698
  900    Intergraph*......................       15,849
1,400    International Business
           Machines.......................      145,600
  200    Intrado*.........................        4,358
1,000    Intuit*..........................       38,360
  700    J.D. Edwards & Co.*..............       12,628
  400    JDA Software Group*..............       12,752
2,900    Microsoft*.......................      174,899
  800    Network Associates*..............       19,360
  400    Ontrack Data International*......        3,932
1,200    PeopleSoft*......................       43,836
  500    Per-Se Technologies*.............        6,040
1,500    Perot Systems, Class A*..........       29,925
  200    Progress Software*...............        3,628
  100    Prophet 21*......................        1,215
  500    Retek*...........................       13,125

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SOFTWARE (CONTINUED)
1,200    SS&C Technologies*...............  $    12,360
1,600    Sybase*..........................       27,952
  600    Sykes Enterprises*...............        5,814
1,500    Symantec*........................       61,815
  500    Tier Technologies*...............        8,825
  300    TSR*.............................        1,704
1,900    Unisys*..........................       23,997
                                            -----------
                                              1,211,548
                                            -----------
         TELEPHONE -- 0.8%
  300    Atlantic Tele-Network............        3,864
  200    Hector Communications*...........        2,900
  300    Hotel Reservations Network, Class
           A*.............................       17,679
  500    Overture Services*...............       13,960
2,500    Yahoo!*..........................       46,175
                                            -----------
                                                 84,578
                                            -----------
         TEXTILES -- 0.9%
1,200    Collins & Aikman*................        8,040
  800    Liz Claiborne....................       22,688
  300    Mohawk Industries*...............       18,027
1,000    Tommy Hilfiger*..................       14,350
700..    V.F. ............................       30,275
                                            -----------
                                                 93,380
                                            -----------
         TRANSPORTATION -- 1.3%
  300    J.B. Hunt Transport Services*....        8,529
  500    Landstar System*.................       46,400
  400    P.A.M. Transportation
           Services*......................       10,120
  700    Roadway Express..................       25,900
  500    Union Pacific....................       31,070
  600    Yellow*..........................       15,834
                                            -----------
                                                137,853
                                            -----------
         TRAVEL/ENTERTAINMENT -- 2.1%
  300    AMC Entertainment*...............        4,092
  500    Blockbuster, Class A.............       11,735
1,000    CBRL Group.......................       28,470
  300    CKE Restaurants..................        2,685
1,000    Darden Restaurants...............       40,590
  300    Garden Fresh Restaurant*.........        2,895
1,400    Harrah's Entertainment*..........       61,964
  600    Hollywood Entertainment*.........       10,080
  500    Lakes Gaming*....................        3,475
  300    Movie Gallery*...................        5,151
  300    MTR Gaming Group*................        4,629
  200    Multimedia Games*................        7,070

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         TRAVEL/ENTERTAINMENT (CONTINUED)
  300    Penn National Gaming*............  $    10,506
  100    Sun International Hotels*........        2,721
  700    Wendy's International............       24,486
                                            -----------
                                                220,549
                                            -----------
         WHOLESALE -- 0.7%
  300    Action Performance Companies*....       14,775
  200    D & K Healthcare Resources.......       12,004
  100    Henry Schein*....................        4,405
  400    Hughes Supply....................       15,584
  300    Keystone Automotive
           Industries*....................        5,154
  200    Sysco............................        5,964
  300    Traffix*.........................        2,199
  300    United Natural Foods*............        7,473
  300    Women First HealthCare*..........        2,967
                                            -----------
                                                 70,525
                                            -----------
         TOTAL COMMON STOCKS..............    9,885,657
                                            -----------
         WARRANTS -- 0.0%
         TRAVEL/ENTERTAINMENT -- 0.0%
    7    Creative Host Services @ 8.32,
           10/2/03........................            0
                                            -----------
         TOTAL WARRANTS...................            0
                                            -----------
         REPURCHASE AGREEMENTS -- 3.3%
         Bear Stearns, dated 3/28/02, due
           4/1/02 at 1.85% with a maturity
           value of $345,047
           (Collateralized by Freddie Mac
           securities)....................      344,976
                                            -----------
         TOTAL REPURCHASE AGREEMENTS......      344,976
                                            -----------
         TOTAL INVESTMENTS (COST
           $8,747,151) (A) -- 97.2%.......   10,230,633
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 2.8%............      292,615
                                            -----------
         NET ASSETS -- 100.0%.............  $10,523,248
                                            ===========

---------------

*  Non-income producing security.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation................  $1,604,483
   Unrealized depreciation................    (121,001)
                                            ----------
   Net unrealized appreciation............  $1,483,482
                                            ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 92.5%
         AIRLINES -- 1.5%
1,100    AirTran Holdings*.................  $    6,655
  900    CNF...............................      29,691
  900    Northwest Airlines*...............      17,163
  300    SkyWest...........................       7,479
5,200    Southwest Airlines................     100,620
                                             ----------
                                                161,608
                                             ----------
         AUTOS -- 1.2%
5,100    Ford Motor........................      84,099
1,200    Gentex*...........................      35,556
  400    IMPCO Technologies*...............       5,184
                                             ----------
                                                124,839
                                             ----------
         BANKING -- 4.2%
2,400    American Express..................      98,304
1,300    Bay View Capital*.................       8,892
  500    Capital One Financial.............      31,925
  500    Investors Financial Services......      38,025
  700    Net.B@nk*.........................      11,830
2,000    Northern Trust....................     120,220
1,200    PNC Financial Services Group......      73,788
2,600    Providian Financial...............      19,630
  800    Silicon Valley Bancshares*........      24,200
  400    Southwest Bancorporation of
           Texas*..........................      13,336
                                             ----------
                                                440,150
                                             ----------
         BIOTECHNOLOGY -- 2.7%
  800    Abgenix*..........................      15,112
  300    ABIOMED*..........................       3,330
  400    Amgen*............................      23,872
  800    Aphton*...........................       9,448
  300    Avigen*...........................       3,330
  300    BioCryst Pharmaceuticals*.........       1,371
  200    Biogen*...........................       9,812
  400    Corvas International*.............       2,276
  500    Diversa*..........................       6,350
  600    EntreMed*.........................       4,560
  400    Genome Therapeutics*..............       2,264
  400    Genzyme Transgenics*..............       1,320
  300    Geron*............................       2,283
1,700    Human Genome Sciences*............      37,043
  700    Incyte Genomics*..................       8,330
  300    Keryx Biopharmaceuticals*.........       1,647
  400    Kosan Biosciences*................       3,080
  800    Medarex*..........................      12,903
  800    MedImmune*........................      31,464
  700    Myriad Genetics*..................      23,457
  300    Noven Pharmaceuticals*............       6,222
  300    Onyx Pharmaceuticals*.............       1,374
  600    PRAECIS Pharmaceuticals*..........       3,120
  300    Progenics Pharmaceuticals*........       4,500
  500    Protein Design Labs*..............       8,565
  400    Regeneration Technologies*........       2,900
  100    Regeneron Pharmaceutical*.........       2,499
  300    Ribozyme Pharmaceuticals*.........         870
1,700    Techne*...........................      46,869
  600    Texas Biotechnology*..............       3,690

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         BIOTECHNOLOGY (CONTINUED)
  400    Titan Pharmaceuticals*............  $    2,804
                                             ----------
                                                286,665
                                             ----------
         BUILDING -- 0.2%
  200    Horizon Offshore*.................       2,346
  700    Insituform Technologies, Class
           A*..............................      17,689
                                             ----------
                                                 20,035
                                             ----------
         CELLULAR -- 0.6%
1,200    Centennial Communications*........       4,320
1,100    Dobson Communications*............       3,465
  500    Leap Wireless International*......       4,210
3,200    Nextel Communications, Class A*...      17,216
  500    Sprint (PCS Group)*...............       5,145
  500    United States Cellular*...........      20,500
1,000    Western Wireless, Class A*........       8,740
                                             ----------
                                                 63,596
                                             ----------
         CHEMICALS -- 0.7%
  400    BioSphere Medical*................       2,924
  300    Eden Bioscience*..................         720
3,200    Lyondell Chemical.................      53,152
  300    The Scotts Company, Class A*......      13,734
                                             ----------
                                                 70,530
                                             ----------
         COMPUTER -- 0.5%
1,800    Gateway*..........................      11,376
5,200    Sun Microsystems*.................      45,864
                                             ----------
                                                 57,240
                                             ----------
         CONSTRUCTION MATERIALS -- 0.1%
  300    CoorsTek*.........................      11,526
                                             ----------
         DEFENSE -- 0.1%
  500    Garmin*...........................      11,460
  300    Innovative Solutions & Support*...       2,958
                                             ----------
                                                 14,418
                                             ----------
         DRUGS -- 7.4%
  300    3 Dimensional Pharmaceuticals*....       2,049
1,200    Alkermes*.........................      31,272
1,200    Amylin Pharmaceuticals*...........      12,012
  900    AtheroGenics*.....................       6,516
3,300    Bristol-Myers Squibb..............     133,617
  300    Cerus*............................      16,071
  500    Chiron*...........................      22,945
  400    Cubist Pharmaceuticals*...........       7,392
  500    CV Therapeutics*..................      18,100
  400    Dendreon*.........................       2,476
1,000    Eli Lilly & Co. ..................      76,200
  400    Emisphere Technologies*...........       6,804
  992    Enzo Biochem*.....................      20,098
  900    Genencor International*...........      10,215
  400    Guilford Pharmaceuticals*.........       2,848
  300    Hyseq*............................       1,596
  900    Impax Laboratories*...............       6,246
  800    Isis Pharmaceuticals*.............      12,864
1,000    King Pharmaceuticals*.............      35,010
3,600    Millennium Pharmaceuticals*.......      80,316
  300    Neose Technologies*...............       9,615
  300    Neurogen*.........................       3,828

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         DRUGS (CONTINUED)
  700    Pain Therapeutics*................  $    6,692
2,100    Pharmacia.........................      94,668
  400    POZEN*............................       2,312
2,300    Schering-Plough...................      71,990
1,500    Sepracor*.........................      29,100
  600    Tanox*............................       8,496
1,500    Tularik*..........................      24,660
  100    United Therapeutics*..............       1,346
  600    Vertex Pharmaceuticals*...........      16,716
  300    Vical*............................       2,775
                                             ----------
                                                776,845
                                             ----------
         DURABLES -- 0.0%
  400    National R.V. Holdings*...........       4,888
                                             ----------
         ELECTRIC UTILITIES -- 1.3%
  300    AES*..............................       2,700
1,500    DPL...............................      38,325
  900    Great Plains Energy...............      22,455
1,900    PPL...............................      75,259
                                             ----------
                                                138,739
                                             ----------
         FINANCIAL INVESTMENTS -- 0.4%
  400    Competitive Technologies*.........       1,240
1,200    Macrovision*......................      31,980
  800    Rambus*...........................       6,232
                                             ----------
                                                 39,452
                                             ----------
         FOOD -- 2.7%
  600    Aurora Foods*.....................       2,514
1,500    Cadiz*............................      13,500
  200    Cagle's, Class A*.................       1,770
  800    Charles River Laboratories
           International*..................      24,800
2,600    Coca-Cola.........................     135,876
1,200    Coca-Cola Enterprises.............      22,536
  800    Delta & Pine Land.................      15,176
  300    Gum Tech International*...........       2,592
  500    Hain Celestial Group*.............      11,125
  500    Tejon Ranch*......................      15,650
  824    Tootsie Roll Industries...........      37,896
                                             ----------
                                                283,435
                                             ----------
         HEALTH -- 1.4%
  200    Alliance Imaging*.................       2,460
  700    CryoLife*.........................      14,630
  300    IMPATH*...........................      12,312
  700    LifePoint Hospitals*..............      25,872
1,200    Lincare Holdings*.................      32,544
1,500    Manor Care*.......................      34,950
  300    RehabCare Group*..................       8,550
  500    Specialty Laboratories*...........      11,945
                                             ----------
                                                143,263
                                             ----------
         HOUSEHOLD -- 1.5%
  200    AEP Industries*...................       6,880
  500    Callaway Golf.....................       9,625
  600    Daktronics*.......................       4,794
1,600    Herman Miller.....................      38,048
  900    Newell Rubbermaid.................      28,764
  300    Quixote...........................       5,595

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         HOUSEHOLD (CONTINUED)
  300    Rogers*...........................  $    9,963
1,100    Thomas & Betts....................      23,276
1,100    Tupperware........................      25,025
  200    WMS Industries*...................       3,800
                                             ----------
                                                155,770
                                             ----------
         INSTRUMENTS -- 4.9%
1,400    Agilent Technologies*.............      48,944
  100    Aksys*............................         878
1,700    Applera Corporation -- Applied
           Biosystems Group................      37,995
  800    Aradigm*..........................       3,760
  300    ArthroCare*.......................       5,403
  600    Aspect Medical Systems*...........       5,340
  400    BEI Medical Systems*..............       2,380
  900    Bruker Daltonics*.................       8,622
  500    Caliper Technologies*.............       6,485
  400    ChromaVision Medical Systems*.....       1,960
  800    Ciphergen Biosystems*.............       4,816
  300    Closure Medical*..................       5,904
  700    Cognex*...........................      20,342
  400    Cyberonics*.......................       6,396
  300    CyberOptics*......................       3,891
  300    Diametrics Medical*...............       1,257
  400    Digital Lightwave*................       2,492
  300    Dionex*...........................       7,299
  900    Finisar*..........................       6,930
  700    Harvard Bioscience*...............       6,153
  300    i-STAT*...........................       2,187
  700    Illumina*.........................       6,622
  800    Intuitive Surgical*...............       7,520
  900    Ixia*.............................       7,650
  400    Keithley Instruments..............       8,788
  300    LoJack*...........................       1,584
  200    Measurement Specialties*..........       1,390
3,200    Medtronic.........................     144,672
  600    Micro Therapeutics*...............       4,740
  600    Millipore.........................      26,544
  300    Molecular Devices*................       5,451
  100    PerkinElmer.......................       1,850
  300    Sequenom*.........................       2,070
  400    Tollgrade Communications*.........       9,804
  700    Transgenomic*.....................       6,328
1,400    TriPath Imaging*..................       8,022
  700    UTStarcom*........................      18,361
2,300    Waters*...........................      64,331
  300    Zygo*.............................       4,866
                                             ----------
                                                520,027
                                             ----------
         INSURANCE -- 3.3%
1,700    21st Century Insurance Group......      30,753
  800    American International Group......      57,712
  400    Annuity And Life Re (Holdings)....       7,740
  600    Chubb.............................      43,860
5,600    Conseco*..........................      20,272
  200    Markel*...........................      40,702
1,100    St. Paul Companies................      50,435
  300    Unico American....................       1,696

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         INSURANCE (CONTINUED)
  100    White Mountains Insurance Group...  $   34,540
  600    XL Capital, Class A...............      56,010
                                             ----------
                                                343,720
                                             ----------
         IT HARDWARE -- 6.9%
  300    Advanced Energy Industries*.......      10,788
1,000    Altera*...........................      21,870
  900    Avanex*...........................       3,609
  400    AVX...............................       8,376
  400    AXT*..............................       4,280
  200    California Micro Devices*.........         870
  500    Centillium Communications*........       6,050
  100    COMARCO*..........................       1,041
1,300    Comverse Technology*..............      16,471
1,700    Crown Castle International*.......      11,237
  700    DDi*..............................       5,971
  500    DuraSwitch Industries*............       3,675
  500    EMCORE*...........................       4,805
  300    Energy Conversion Devices*........       6,225
1,600    Enterasys Networks*...............       6,768
  400    Exar*.............................       8,216
  300    Globecomm Systems*................       2,124
  600    GlobespanVirata*..................       8,952
  400    Helix Technology..................      10,128
  200    hi/fn*............................       2,360
  200    Ibis Technology*..................       2,944
  500    InterVoice-Brite*.................       3,200
  400    IXYS*.............................       4,676
  900    Jabil Circuit*....................      21,177
2,800    Linear Technology.................     123,816
6,900    Lucent Technologies*..............      32,637
  600    Mattson Technology*...............       4,200
  200    Maxwell Technologies*.............       1,860
  200    Merrimac Industries*..............       2,500
  500    Micrel*...........................      12,610
  600    MIPS Technologies, Class A*.......       4,416
1,800    Molex.............................      62,406
  600    Monolithic System Technology*.....       6,900
  300    Plexus*...........................       7,080
  600    PMC-Sierra*.......................       9,768
1,000    QLogic*...........................      49,520
  300    Rudolph Technologies*.............      12,948
1,700    Sanmina-SCI*......................      19,975
2,800    Solectron*........................      21,840
  900    Stratos Lightwave*................       3,978
  300    Technitrol........................       7,152
  500    Tekelec*..........................       5,730
2,000    Tellabs*..........................      20,940
  300    Telular*..........................       2,247
2,300    Teradyne*.........................      90,689
  800    Texas Instruments.................      26,480
  100    Therma-Wave*......................       1,444
1,000    TranSwitch*.......................       3,260
  300    Trikon Technologies*..............       4,404
  400    TriQuint Semiconductor*...........       4,804
  600    Vicor*............................      10,140
                                             ----------
                                                729,557
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         MACHINERY -- 1.8%
  400    A.S.V.*...........................  $    4,700
2,900    American Power Conversion*........      42,862
  300    American Superconductor*..........       2,265
  400    C&D Technologies..................       8,408
  200    Dover.............................       8,200
  600    Electro Scientific Industries*....      21,990
  400    Excel Technology*.................       8,784
1,300    FuelCell Energy*..................      20,488
  300    Global Power Equipment Group*.....       3,741
  600    Mettler-Toledo International*.....      27,156
  500    Proton Energy Systems*............       3,250
  200    Quipp*............................       2,700
1,600    Valence Technology*...............       4,880
  600    Weatherford International*........      28,578
                                             ----------
                                                188,002
                                             ----------
         MEDIA -- 3.4%
  600    Acme Communications*..............       6,204
  200    Catalina Marketing*...............       7,300
2,600    Entravision Communications, Class
           A*..............................      38,480
  300    Gray Communications Systems.......       4,806
1,000    Journal Register*.................      21,200
  900    Lamar Advertising*................      36,558
5,700    Liberty Media, Class A*...........      72,048
2,700    PRIMEDIA*.........................       8,559
  800    Private Media Group*..............       4,512
  100    R.H. Donnelley*...................       3,043
  900    Readers Digest Association........      20,169
1,400    Spanish Broadcasting System, Class
           A*..............................      18,970
  400    TMP Worldwide*....................      13,788
  900    Univision Communications, Class
           A*..............................      37,800
  600    Wallace Computer Services.........      12,120
2,400    Walt Disney.......................      55,392
                                             ----------
                                                360,949
                                             ----------
         METALS -- 1.3%
1,100    Andrew*...........................      18,403
1,100    CommScope*........................      19,140
  800    Phelps Dodge......................      33,680
3,400    United States Steel...............      61,710
                                             ----------
                                                132,933
                                             ----------
         MISCELLANEOUS FINANCIAL -- 2.6%
  100    BlackRock*........................       4,460
4,000    Charles Schwab....................      52,360
1,800    Citigroup.........................      89,136
  600    LaBranche & Co.*..................      18,630
1,200    Morgan Stanley Dean Witter &
           Co. ............................      68,772
  800    Neuberger Berman..................      37,480
                                             ----------
                                                270,838
                                             ----------
         OFFICE MACHINERY -- 2.5%
1,800    Advanced Digital Information*.....      23,418
  600    Echelon*..........................      10,800
9,300    EMC*..............................     110,856
1,200    McDATA, Class B*..................      14,520
3,200    Network Appliance*................      65,216
  400    RadiSys*..........................       7,204
  300    RADWARE*..........................       3,441

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         OFFICE MACHINERY (CONTINUED)
  700    SBS Technologies*.................  $    8,946
  400    Veritas Software*.................      17,532
                                             ----------
                                                261,933
                                             ----------
         OIL -- 2.1%
  600    Devon Energy......................      28,962
1,700    EOG Resources.....................      68,952
  100    Evergreen Resources*..............       4,170
  600    Kerr-McGee........................      37,710
1,900    McMoRan Exploration*..............       6,270
  100    Newfield Exploration*.............       3,699
  300    Penn Virginia.....................      12,045
  300    Prima Energy*.....................       7,470
  600    St. Mary Land & Exploration.......      13,026
  400    Stone Energy*.....................      15,500
  700    Tom Brown*........................      19,110
                                             ----------
                                                216,914
                                             ----------
         OIL -- INTEGRATED -- 2.6%
1,200    ChevronTexaco.....................     108,324
3,800    Exxon Mobil.......................     166,554
                                             ----------
                                                274,878
                                             ----------
         OIL DISTRIBUTION -- 0.6%
  800    Dynegy, Class A...................      23,200
  600    El Paso...........................      26,418
  500    NorthWestern......................      11,000
  300    Plains Resources*.................       7,464
                                             ----------
                                                 68,082
                                             ----------
         OIL SERVICES -- 2.1%
1,000    Baker Hughes......................      38,250
1,000    BJ Services*......................      34,470
  300    Cal Dive International*...........       7,470
2,300    ENSCO International...............      69,322
  800    Nabors Industries*................      33,800
1,500    Rowan Cos.*.......................      34,560
  400    RPC...............................       5,960
                                             ----------
                                                223,832
                                             ----------
         OTHER UTILITIES -- 0.4%
1,400    Allied Waste Industries*..........      18,200
  500    Kinder Morgan.....................      24,215
                                             ----------
                                                 42,415
                                             ----------
         PAPER -- 0.3%
  500    Pope & Talbot.....................       7,330
  400    Potlatch..........................      13,476
  300    Trex*.............................       7,098
                                             ----------
                                                 27,904
                                             ----------
         REAL ESTATE ASSETS -- 0.4%
1,800    Sotheby's Holdings, Class A*......      28,890
  100    United Park City Mines*...........       2,313
  400    Vector Group......................      11,440
                                             ----------
                                                 42,643
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE INVESTMENT
           TRUSTS -- 0.7%
  200    Apartment Investment & Management,
           Class A.........................  $    9,674
1,400    Crescent Real Estate Equities.....      27,160
1,400    Equity Residential Properties
           Trust...........................      40,236
                                             ----------
                                                 77,070
                                             ----------
         RETAIL -- 7.9%
  200    1-800 CONTACTS*...................       2,130
1,200    7-Eleven*.........................      13,380
1,400    Abercrombie & Fitch, Class A*.....      43,120
  300    Charlotte Russe Holding*..........       7,782
  500    Chronimed*........................       3,465
  200    Coldwater Creek*..................       3,552
  400    Cost Plus*........................      10,945
2,600    Dollar General....................      42,328
  300    Duane Reade*......................      10,194
  800    Factory 2-U Stores*...............      10,320
4,900    Gap...............................      73,696
  200    Glacier Water Services*...........       2,400
6,500    Kroger*...........................     144,040
  700    Pacific Sunwear of California*....      17,220
3,900    RadioShack........................     117,156
2,300    Safeway*..........................     103,546
2,300    Saks*.............................      30,245
  100    Stein Mart*.......................       1,001
  400    Talbots...........................      14,160
3,900    Walgreen..........................     152,841
  400    Wilsons The Leather Experts*......       4,784
1,100    Winn-Dixie Stores.................      17,644
                                             ----------
                                                825,949
                                             ----------
         SERVICES -- 3.4%
  550    Acacia Research*..................       6,276
  900    Albany Molecular Research*........      21,573
1,100    Applied Molecular Evolution*......       9,460
  400    Arena Pharmaceuticals*............       3,984
  900    CheckFree*........................      13,797
  300    Corporate Executive Board*........      11,253
1,900    CuraGen*..........................      30,514
  800    Deltagen*.........................       5,392
  900    DeVry*............................      27,117
1,100    Edison Schools*...................      15,290
  300    Forrester Research*...............       5,730
  300    Genaissance Pharmaceuticals*......         888
1,400    Getty Images*.....................      41,944
2,000    IMS Health........................      44,900
  200    Learning Tree International*......       4,840
  500    Maxygen*..........................       6,260
  400    Microvision*......................       4,568
  600    On Assignment*....................      10,740
  800    Paychex...........................      31,760
  300    PDI*..............................       5,088
  300    Pharmacopeia*.....................       3,993
  200    Resources Connection*.............       5,786
  900    Robert Half International*........      26,568
  300    SatCon Technology*................         975
  200    Steiner Leisure*..................       4,312

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
  500    Syntroleum*.......................  $    2,975
  875    Tetra Tech*.......................      12,504
                                             ----------
                                                358,487
                                             ----------
         SOAPS & COSMETICS -- 0.1%
  400    Estee Lauder Companies, Class A...      13,664
                                             ----------
         SOFTWARE -- 9.2%
  700    Actuate*..........................       5,054
  700    ACTV*.............................       1,056
  300    Adept Technology*.................         900
1,200    Adobe Systems.....................      48,348
  500    Advent Software*..................      29,580
1,200    Amdocs*...........................      31,980
  400    Automatic Data Processing.........      23,308
3,600    BEA Systems*......................      49,356
2,500    BMC Software*.....................      48,625
1,900    Broadwing*........................      13,281
  300    Carreker*.........................       2,616
3,000    Citrix Systems*...................      51,840
  400    Click Commerce*...................         508
1,700    Compuware*........................      21,947
  500    CSG Systems International*........      14,235
  200    Datalink*.........................       1,160
  500    Digital Insight*..................      13,775
  500    Docent*...........................         885
  300    Eclipsys*.........................       4,923
  700    Electronic Arts*..................      42,560
  600    Identix*..........................       5,322
  300    Interactive Intelligence*.........       1,644
1,900    Jack Henry & Associates...........      42,142
2,700    Legato Systems*...................      24,327
  300    MapInfo*..........................       3,000
  600    MatrixOne*........................       5,352
  300    Mercury Computer Systems*.........       9,588
1,600    Mercury Interactive*..............      60,240
  600    Micromuse*........................       5,256
  200    Moldflow*.........................       2,700
  900    National Instruments*.............      37,638
  700    Netegrity*........................      10,353
  700    Numerical Technologies*...........       9,457
1,000    NYFIX*............................      14,960
  400    ONYX Software*....................       1,996
1,200    Openwave Systems*.................       7,632
9,200    Oracle*...........................     117,760
5,500    Parametric Technology*............      33,220
1,200    Peregrine Systems*................      11,424
1,000    Sabre Holdings*...................      46,710
  400    Sanchez Computer Associates*......       2,700
1,300    Sapient*..........................       6,175
1,600    Siebel Systems*...................      52,176
  800    SpeechWorks International*........       6,272
  300    Stellent*.........................       2,889
  800    Support.Com*......................       2,416
  400    Synplicity*.......................       3,120

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SOFTWARE (CONTINUED)
  600    TriZetto Group*...................  $    7,290
  500    Ulticom*..........................       3,820
  500    Verity*...........................       8,840
  300    Wind River Systems*...............       4,077
                                             ----------
                                                956,433
                                             ----------
         TELEPHONE -- 6.0%
  900    Adelphia Communications, Class
           A*..............................      13,410
1,100    Allegiance Telecom*...............       3,300
1,200    American Tower, Class A*..........       6,492
1,600    Cablevision Systems, Class A*.....      54,400
5,600    Citizens Communications*..........      60,200
  300    Cox Communications, Class A*......      11,292
1,500    Crown Media Holdings, Class A*....      18,600
8,600    General Motors, Class H*..........     141,470
  300    IDT*..............................       6,057
  700    Insight Communications*...........      14,665
3,300    Mediacom Communications*..........      46,233
  900    Pegasus Communications*...........       2,718
  600    SBA Communications*...............       1,974
3,300    SBC Communications................     123,552
1,400    Time Warner Telecom*..............       8,512
  200    Washington Post, Class B..........     121,406
                                             ----------
                                                634,281
                                             ----------
         TEXTILES -- 0.7%
3,500    Sara Lee..........................      72,660
                                             ----------
         TRANSPORTATION -- 0.8%
  800    C.H. Robinson Worldwide...........      26,880
  500    Expeditors International of
           Washington......................      30,500
  500    Florida East Coast Industries,
           Class A.........................      14,155
  400    Forward Air*......................      12,660
                                             ----------
                                                 84,195
                                             ----------
         TRAVEL/ENTERTAINMENT -- 1.5%
  500    Bally Total Fitness Holding*......      10,975
  800    California Pizza Kitchen*.........      20,008
  100    Gaylord Entertainment*............       2,660
1,300    Hilton Hotels.....................      18,590
  500    Speedway Motorsports*.............      14,255
1,800    Starbucks*........................      41,634
1,300    Starwood Hotels & Resorts
           Worldwide.......................      48,893
  200    Station Casinos*..................       3,330
                                             ----------
                                                160,345
                                             ----------
         WHOLESALE -- 0.5%
  800    Fluor.............................      32,632
  300    Performance Food Group*...........       9,798
  400    Priority Healthcare, Class B*.....      10,404
                                             ----------
                                                 52,834
                                             ----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $10,155,377) -- 92.5%...........  $9,733,544
                                             ==========

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
--------------------------------------------------------------------------------

                       AXA ROSENBERG U.S. DISCOVERY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                                       AXA Rosenberg                          Russell 2500
                                                                    U.S. Discovery Fund                          Index
9/4/2001                                                                              1                               1
3/31/2002                                                                         1.113                           1.086

PERFORMANCE UPDATE AS OF 3/31/02 -- CUMULATIVE TOTAL RETURNS

                                                                SINCE        SINCE
                                                              INCEPTION    INCEPTION
                                                              (9/4/01)     (10/3/01)
                                                              ---------    ---------
Institutional Shares (RDISX)................................    11.25%
Investor Shares (RDIVX).....................................                 18.34%
Class A Shares (RDVAX)(1)...................................    10.76%
Class A Shares*.............................................     4.70%
Class B Shares (RDVBX)(1)...................................    10.49%
Class B Shares**............................................     5.49%
Russell 2500 Index(2).......................................     8.62%       21.75%

     After a sharp decline in the market in September, including a steep drop in the first week of trading after September 11(th), the U.S. equity market rebounded solidly in the final three months of 2001. Returns fell back in early 2002 before recovering somewhat in March. In the period from September 2001 through March 2002, mid and small capitalization stocks consistently outperformed large cap stocks. U.S. economic conditions seemed to be improving as the fiscal year ended, but the strength and speed of the recovery remain uncertain. The Federal Reserve's aggressive cycle of interest rate cuts of 2001 came to an end in early 2002, thus shifting investor focus towards a rebound in corporate earnings. The technology sector continued to lag the broader market as investor's further reconciled the disappointing earnings with the still high prices for the overall sector.

     During the seven month existence of the Fund, mid and small cap value stocks dominated their growth counterparts, but the path to leadership was extremely volatile. In the final three months of 2001, the Russell 2500 Value Index(3) rose 16.26% compared with a rise of 23.61% for the Russell 2500 Growth Index(4). In the first three months of 2002, much of the growth stock rebound was undone, and the Russell 2500 Value Index topped the Russell 2500 Growth Index by 11.89%. After a display of enthusiasm at the end of 2001, investor focus in 2002 returned to the relationship between company fundamentals, especially earnings, and stock prices during the past year.

     The performance of the AXA Rosenberg U.S. Discovery Fund swung with the shifts in market environment and investor focus in the past seven months. After posting strong relative performance in its first month (September 2001), the Institutional Class of Shares saw performance trail the benchmark during the growth surge from October to December 2001. The Investor Class of Shares started in October and thus did not benefit from the environment in September, but rather only saw the performance shortfall in the first three months of its existence. By December 2001, both classes of shares trailed their Russell 2500 Index benchmark. In the first three months of 2002, the Fund rebounded solidly to top the Russell 2500 Index by 4.66% (Institutional Shares) and 4.57% (Investor Shares).

     The Fund benefited from the early 2002 shift in both the market environment and investor focus. The Manager's stock selection models tend to favor stocks that are seen as underpriced relative to their fundamental financial characteristics, including their likely future earnings, when compared with other similar stocks. When investors focus on these fundamental features of stocks, the success of the strategy generally increases.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2)  The Russell 2500 Index is the benchmark for the AXA
     Rosenberg U.S. Discovery Fund. It is an unmanaged index of approximately 2,500 mid and small capitalization companies with market value up to $7.4 billion (as of March 31, 2002).
     Investors cannot invest directly in any Index.
(3)  The Russell 2500 Value Index measures the performance of the
     Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Russell 2500 Growth Index measures the performance of the Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 96.5%
         AIRCRAFT -- 0.3%
   12    Curtiss-Wright, Class B...........  $      783
  300    Standex International.............       7,326
                                             ----------
                                                  8,109
                                             ----------
         AUTOS -- 1.7%
  300    BorgWarner........................      18,876
2,200    Visteon...........................      36,410
                                             ----------
                                                 55,286
                                             ----------
         BANKING -- 8.3%
  100    American Business Financial
           Services........................       1,103
  600    BankUnited Financial*.............       8,988
  100    BNCCORP*..........................         824
  500    Colonial BancGroup................       7,460
  300    First Citizens BancShares, Class
           A...............................      30,887
  500    FirstFed Financial*...............      13,075
  300    Flagstar Bancorp..................       6,984
  300    FMS Financial.....................       3,447
  200    Franklin Bank NA..................       3,664
  200    FSF Financial.....................       3,840
  800    Gold Banc Corporation.............       7,200
  100    Grand Central Financial...........       1,100
  500    Hibernia, Class A.................       9,550
  800    Independence Community Bank.......      22,504
  200    Intervest Bancshares*.............       1,850
  200    Jacksonville Bancorp..............       4,640
  200    Matrix Bancorp*...................       2,350
  200    MFB...............................       4,392
  200    Middleton Doll Company............       1,330
  900    New York Community Bancorp........      24,885
  200    Onyx Acceptance*..................         960
  400    PFF Bancorp.......................      12,480
  600    Provident Bankshares..............      14,400
1,300    Roslyn Bancorp....................      26,910
  200    Student Loan......................      18,320
  100    TF Financial......................       2,350
  420    UMB Financial.....................      18,010
  200    Wells Financial...................       3,940
  400    Westcorp..........................       8,740
                                             ----------
                                                266,183
                                             ----------
         BUILDING -- 5.5%
  800    Centex............................      41,544
  100    D.R. Horton.......................       3,770
  300    Dominion Homes*...................       5,280
  600    KB Home...........................      26,040
  800    Lennar............................      42,208
  400    Ryland Group......................      36,080
  400    Toll Brothers*....................      19,940
                                             ----------
                                                174,862
                                             ----------
         CHEMICALS -- 2.5%
  300    American Pacific*.................       2,973
  300    Bairnco...........................       1,689
  200    ChemFirst.........................       5,350
  600    H.B. Fuller.......................      17,970
  200    OM Group..........................      14,460
1,300    Sherwin-Williams..................      37,024
                                             ----------
                                                 79,466
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         CONSTRUCTION MATERIALS -- 0.9%
  600    AMCOL International...............  $    3,630
  500    Lafarge North America.............      21,620
  300    Rock of Ages*.....................       1,980
                                             ----------
                                                 27,230
                                             ----------
         DRUGS -- 2.0%
  900    Bausch & Lomb.....................      40,113
  300    E-Z-EM, Class B*..................       3,075
  400    Meridian Bioscience...............       2,720
1,500    Perrigo*..........................      17,925
                                             ----------
                                                 63,833
                                             ----------
         DURABLES -- 0.4%
  100    Harman International Industries...       4,935
  400    Royal Appliance Manufacturing*....       2,140
  100    Winnebago.........................       4,199
                                             ----------
                                                 11,274
                                             ----------
         ELECTRIC UTILITIES -- 3.3%
1,900    Northeast Utilities...............      37,753
  200    OGE Energy........................       4,794
1,500    Reliant Resources*................      25,365
1,200    SCANA.............................      36,720
                                             ----------
                                                104,632
                                             ----------
         FINANCIAL INVESTMENTS -- 0.0%
  200    Willis Lease Finance*.............         936
                                             ----------
         FOOD -- 2.9%
  300    Andersons.........................       3,063
  300    Flowers Foods*....................       7,641
  700    Ralcorp Holdings*.................      19,040
  200    Seaboard..........................      60,000
  100    Tyson Foods, Class A..............       1,248
                                             ----------
                                                 90,992
                                             ----------
         HEALTH -- 1.6%
2,700    Humana*...........................      36,531
  800    PacifiCare Health Systems*........      13,960
                                             ----------
                                                 50,491
                                             ----------
         HOUSEHOLD -- 3.2%
  200    American Locker Group*............       2,500
1,300    Brunswick.........................      35,516
  500    Direct Focus*.....................      19,025
  200    Genlyte Group*....................       7,512
  100    Ohio Art Co. .....................       2,220
1,000    Pactiv*...........................      20,020
  200    Pubco*............................       1,844
  200    Russ Berrie & Co. ................       6,440
  300    Southwall Technologies*...........       3,897
  100    West Pharmaceutical Services......       3,035
                                             ----------
                                                102,009
                                             ----------
         INSTRUMENTS -- 4.4%
  400    American Medical Systems
           Holdings*.......................       9,004
  200    Atrion*...........................       5,508
  600    Bio-Rad Laboratories, Class A*....      22,530
  900    Checkpoint Systems*...............      14,355
  700    CONMED*...........................      17,500
  900    Edwards Lifesciences*.............      25,155

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         INSTRUMENTS (CONTINUED)
  200    Isco..............................  $    1,990
  500    Mentor............................      18,040
  100    Mine Safety Appliances............       3,755
  700    MTS Systems.......................       7,665
  100    Napco Security Systems*...........         580
  300    New Brunswick Scientific*.........       2,685
  600    Sola International*...............       8,832
  200    Span-America Medical Systems......       1,560
  100    Utah Medical Products*............       1,590
                                             ----------
                                                140,749
                                             ----------
         INSURANCE -- 4.8%
  300    American National Financial.......       2,520
  300    American National Insurance.......      28,350
  800    Fidelity National Financial.......      21,096
  500    LandAmerica Financial Group.......      17,315
  100    National Western Life Insurance,
           Class A*........................      11,425
1,300    Ohio Casualty*....................      24,622
1,900    Phoenix Companies*................      36,480
  500    PMA Capital, Class A..............      11,470
                                             ----------
                                                153,278
                                             ----------
         IT HARDWARE -- 5.4%
  300    Dupont Photomask*.................      15,600
  800    ESS Technology*...................      16,592
1,400    Fairchild Semiconductor, Class
           A*..............................      40,040
1,300    Harris............................      46,683
  700    Imation*..........................      18,571
  600    Network Equipment Technologies*...       3,090
  500    Photronics*.......................      16,865
  200    SMTEK International*..............         540
  300    Sparton*..........................       2,550
  400    Standard Microsystems*............       9,200
  200    Video Display*....................       1,678
                                             ----------
                                                171,409
                                             ----------
         LIQUOR & TOBACCO -- 0.9%
  400    Adolph Coors, Class B.............      26,988
                                             ----------
         MACHINERY -- 5.9%
  100    Butler Manufacturing..............       2,685
  800    Cummins...........................      37,784
1,600    Energizer Holdings*...............      38,000
  300    Gehl*.............................       4,545
  860    Griffon*..........................      14,405
1,300    Lennox International..............      17,186
  400    Lifetime Hoan.....................       2,720
  300    Lufkin Industries.................       8,100
  400    Tecumseh Products, Class B........      19,800
  400    Teleflex..........................      21,868
  800    Timken............................      18,472
                                             ----------
                                                185,565
                                             ----------
         MEDIA -- 2.2%
  900    Bowne & Co. ......................      12,663
  400    Media General, Class A............      25,400
  600    Scholastic*.......................      32,514
                                             ----------
                                                 70,577
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         METALS -- 0.5%
  400    L.B. Foster, Class A*.............  $    2,292
  500    Southern Peru Copper..............       6,475
  300    Steel Technologies................       2,559
  300    Universal Stainless & Alloy
           Products*.......................       3,477
                                             ----------
                                                 14,803
                                             ----------
         MISCELLANEOUS FINANCIAL -- 1.5%
  300    Affiliated Managers Group*........      21,549
  800    American Capital Strategies.......      24,768
  300    Maxcor Financial Group*...........       1,827
                                             ----------
                                                 48,144
                                             ----------
         OFFICE MACHINERY -- 1.0%
  400    Nam Tai Electronics...............       7,540
1,100    Storage Technology*...............      23,584
                                             ----------
                                                 31,124
                                             ----------
         OIL -- 0.7%
  300    Castle Energy.....................       1,695
  300    Dominion Resources Black Warrior
           Trust...........................       6,315
  330    Howell............................       3,914
  200    Maynard Oil*......................       3,900
  300    Williams Coal Seam Gas Royalty
           Trust...........................       3,552
  300    Wiser Oil*........................       1,587
                                             ----------
                                                 20,963
                                             ----------
         OIL DISTRIBUTION -- 0.9%
1,300    ONEOK.............................      27,105
                                             ----------
         OIL SERVICES -- 1.1%
  900    FMC Technologies*.................      17,937
  400    Kaneb Services LLC................       8,940
  200    Oceaneering International*........       5,800
  200    TMBR/Sharp Drilling*..............       3,050
                                             ----------
                                                 35,727
                                             ----------
         OTHER UTILITIES -- 0.0%
  200    U.S. Liquids*.....................         670
                                             ----------
         PAPER -- 2.2%
  100    Baltek*...........................         790
1,100    Boise Cascade.....................      39,864
  500    Glatfelter........................       8,970
  300    Nashua*...........................       1,770
  400    Rock-Tenn, Class A................       8,580
  500    Smurfit-Stone Container*..........       8,570
                                             ----------
                                                 68,544
                                             ----------
         REAL ESTATE ASSETS -- 0.1%
  200    Newmark Homes.....................       3,406
                                             ----------
         REAL ESTATE INVESTMENT
           TRUSTS -- 5.3%
  300    American Community Property
           Trust*..........................       2,145
1,400    Duke Realty.......................      36,400
  500    Glenborough Realty Trust..........      10,750
  200    Hanover Capital Mortgage
           Holdings........................       1,730
  600    Hospitality Properties Trust......      20,598
1,500    iStar Financial...................      43,350
  700    Koger Equity......................      12,509
  300    Prime Group Realty Trust..........       2,298
  600    Senior Housing Properties Trust...       8,640

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  700    SL Green Realty...................  $   23,520
  200    Urstadt Biddle Properties.........       2,260
  400    Winston Hotels....................       3,760
                                             ----------
                                                167,960
                                             ----------
         RETAIL -- 7.0%
  500    AutoZone*.........................      34,425
  300    Blair.............................       5,520
  800    Chico's FAS*......................      26,960
  800    Dollar Tree Stores*...............      26,248
  300    Dress Barn*.......................       8,883
1,200    Foot Locker*......................      19,416
  400    Friedman's, Class A...............       4,300
  600    Longs Drug Stores.................      16,722
1,500    Office Depot*.....................      29,775
  300    Ruddick...........................       4,992
  300    Sonic Automotive*.................       8,994
  300    Weis Markets......................       9,105
  700    Zale*.............................      28,420
                                             ----------
                                                223,760
                                             ----------
         SERVICES -- 3.4%
  500    Accredo Health*...................      28,635
  300    Childtime Learning Centers*.......       1,080
  100    ChoicePoint*......................       5,760
  400    Cornell Companies*................       4,320
  300    CPI...............................       4,935
  200    Horizon Health*...................       3,120
  200    Information Resources*............       1,838
  400    ITT Educational Services*.........      18,000
  200    Nobel Learning Communities*.......       1,398
2,100    Quintiles Transnational*..........      37,275
                                             ----------
                                                106,361
                                             ----------
         SOAPS & COSMETICS -- 1.2%
1,800    Pennzoil-Quaker State.............      38,646
                                             ----------
         SOFTWARE -- 6.1%
  750    Activision*.......................      22,373
1,400    Alliance Data Systems*............      35,196
  300    Elite Information Group*..........       3,387
  300    Fair, Isaac & Co. ................      19,017
1,400    Intergraph*.......................      24,654
  800    MSC.Software*.....................      18,400
  400    Ontrack Data International*.......       3,932
  200    Prophet 21*.......................       2,430
  600    Roxio*............................      13,614
  200    Software Spectrum*................       3,620
2,200    Sybase*...........................      38,434
  800    Sykes Enterprises*................       7,752
                                             ----------
                                                192,809
                                             ----------
         TELEPHONE -- 0.9%
  200    Atlantic Tele-Network.............       2,576
  300    Hotel Reservations Network, Class
           A*..............................      17,679
  200    Shenandoah Telecommunications.....       7,800
                                             ----------
                                                 28,055
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TEXTILES -- 2.2%
  500    Coach*............................  $   25,355
  200    Hampshire Group*..................       3,750
  200    Liz Claiborne.....................       5,672
  500    Mohawk Industries*................      30,045
  200    Tandy Brands Accessories*.........       1,890
  200    Tommy Hilfiger*...................       2,870
                                             ----------
                                                 69,582
                                             ----------
         TRANSPORTATION -- 0.9%
  600    Alexander & Baldwin...............      16,566
  200    Marten Transport*.................       3,648
  200    Roadway...........................       7,400
                                             ----------
                                                 27,614
                                             ----------
         TRAVEL/ENTERTAINMENT -- 3.0%
  900    Aztar*............................      19,710
1,000    Darden Restaurants................      40,590
  200    Hollywood Casino, Class A*........       3,298
  300    Lakes Gaming*.....................       2,085
  400    Landry's Restaurants..............       9,184
  200    Max & Erma's Restaurants*.........       2,700
  600    Sun International Hotels*.........      16,326
                                             ----------
                                                 93,893
                                             ----------
         WHOLESALE -- 2.3%
  300    Action Performance Companies*.....      14,775
  300    FinishMaster*.....................       3,360
  600    Gentiva Health Services*..........      14,856
  300    Henry Schein*.....................      13,215
  400    Hughes Supply.....................      15,584
  600    Huttig Building Products*.........       3,324
  300    United Natural Foods*.............       7,473
                                             ----------
                                                 72,587
                                             ----------
         TOTAL INVESTMENTS (COST
           $2,600,925) (a) -- 96.5%........   3,055,622
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 3.5%.............     111,107
                                             ----------
         NET ASSETS -- 100.0%..............  $3,166,729
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..................  $474,630
   Unrealized depreciation..................   (19,933)
                                              --------
   Net unrealized appreciation..............  $454,697
                                              ========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

                          AXA ROSENBERG EUROPEAN FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions
[LINE GRAPH]

                                                                       AXA Rosenberg                       MSCI-Europe
                                                                       European Fund                         Index
7/23/2001                                                                          1                                 1
3/31/2002                                                                      0.976                             0.992

PERFORMANCE UPDATE AS OF 3/31/02 -- CUMULATIVE TOTAL RETURNS

                                                                  SINCE
                                                                INCEPTION
                                                                (7/23/01)
                                                                ---------
Institutional Shares (AEUIX)................................      -2.40%
Class A Shares (REUAX)(1)...................................      -2.70%
Class A Shares*.............................................      -8.03%
Class B Shares (REUBX)(1)...................................      -3.19%
Class B Shares**............................................      -8.03%
MSCI Europe Index(2)........................................      -0.75%

     Stocks finished in the negative territory for the year ended March 31, 2002. The year started with strong gains in April, but the rally quickly faded as the economic growth in Europe slowed down. The market drifted downward in the following months as negative economic news and disappointing corporate earnings hit the market, and the market reached its lowest point after the terrorist attacks in the U.S. on September 11(th). The equity market returns improved solidly in the three months after the sell-off in September. Economic conditions seemed to be improving as the fiscal year ended, but the strength and speed of the recovery remain uncertain. Since the inception of the Fund, European stocks, as measured by the MSCI Europe Index, was down -0.75%.

     Once again, investors were focused on the bottom line and on the magnitude and quality of companies' earnings after the collapse of the energy trader Enron in the U.S. Stocks of companies with complex structure, high level of debt and questionable accounting practices were under pressure.

     There was a degree of sector rotation coincided with the value/growth shifts during the year. Financials and Insurance outperformed in the first quarter of the year benefited from a low interest rate environment. On the other hand, Telecommunications, Technology and Media stocks fell as the economy slowed down but rebounded sharply after September. Over the entire year, value stocks outperformed growth stocks.

     The Fund underperformed its benchmark, the MSCI Europe Index. The performance of the Fund swung with the market environment and investor focus in the past 9 months. After a rough start in July, the Fund underperformed the benchmark during the period from September to November due to the extreme market reaction to the terrorist attacks in the U.S. and the subsequent strong rally of the beaten-down growth stocks. The performance of the Fund recovered in the last quarter of the year as investors again focused on the corporate earnings and the underlying economics. While the Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries, some small exposures to certain sectors and countries, (particularly underweight positions in IT Hardware and overweight positions in Integrated Oil and Swiss stocks), were heavily penalized as the markets rebounded from the events of September 11(th).

     The Manager follows a systematic and disciplined approach to investing. As of March 31, 2002, the portfolio holdings were diversified over 15 countries and 122 companies. The top 10 holdings accounted for about 35% of the total portfolio. Approximately 35% of the holdings were invested in the United Kingdom. The price-to-positive-earnings ratio of the portfolio was around 15, and the median market capitalization of the holdings was approximately $29 billion.

     Performance data in both the graph and the table represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2) The Morgan Stanley Capital International Europe Index is an unmanaged, weighted equity index comprised of 16 developed
     European markets, including the U.K., based on large and medium capitalization securities. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 97.4%
         BELGIUM -- 0.2%
         Banking -- 0.0%
     2   Banque Nationale de Belgique......  $    3,299
                                             ----------
         Liquor & Tobacco -- 0.2%
   370   Interbrew.........................      10,249
                                             ----------
                                                 13,548
                                             ----------
         DENMARK -- 1.1%
         Biotechnology -- 0.1%
   520   Novozymes, Class B................      10,130
                                             ----------
         Liquor & Tobacco -- 0.3%
   500   Carlsberg, Class B................      18,953
                                             ----------
         Telephone -- 0.7%
 1,600   TDC...............................      51,449
                                             ----------
                                                 80,532
                                             ----------
         FINLAND -- 1.1%
         Chemicals -- 0.1%
 1,100   Kemira............................       7,859
                                             ----------
         Drugs -- 0.3%
   600   Orion-Yhtyma, Class A.............      11,777
 2,109   Tamro.............................       6,771
                                             ----------
                                                 18,548
                                             ----------
         Electric Utilities -- 0.5%
 6,200   Fortum............................      32,941
   600   Wartsila..........................       9,579
                                             ----------
                                                 42,520
                                             ----------
         Insurance -- 0.2%
   600   Pohjola Group, Class D............      13,400
                                             ----------
         Machinery -- 0.0%
    30   Metso.............................         364
                                             ----------
                                                 82,691
                                             ----------
         FRANCE -- 12.3%
         Airlines -- 0.2%
   753   Air France........................      13,138
                                             ----------
         Autos -- 1.5%
 2,200   PSA Peugeot Citroen...............     108,632
                                             ----------
         Banking -- 2.2%
   912   Credit Lyonnais...................      34,737
   240   Natexis Banques Populaires........      19,263
 1,680   Societe Generale, Class A.........     106,259
                                             ----------
                                                160,259
                                             ----------
         Building -- 0.1%
    55   Eiffage...........................       4,086
                                             ----------
         Chemicals -- 0.6%
 1,068   Compagnie Generale des
           Etablissements Michelin, Class
           B...............................      40,567
                                             ----------
         Construction Materials -- 1.5%
   300   Ciments Francais..................      13,596
   590   Compagnie de Saint-Gobain.........      96,303
                                             ----------
                                                109,899
                                             ----------
         Defense -- 0.3%
    70   Dassault Aviation.................      21,984
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         FRANCE (CONTINUED)
         Drugs -- 3.0%
 3,170   Aventis...........................  $  219,029
                                             ----------
         Financial Investments -- 0.1%
    96   Societe Fonciere, Financiere Et De
           Participations..................       9,866
                                             ----------
         Insurance -- 1.0%
   910   Assurances Generales de France....      44,775
   896   CNP Assurances....................      30,086
                                             ----------
                                                 74,861
                                             ----------
         IT Hardware -- 0.2%
   280   Sagem.............................      16,891
                                             ----------
         Machinery -- 0.3%
 1,839   Alstom............................      24,595
                                             ----------
         Media -- 1.0%
 1,860   Havas Advertising.................      16,762
 1,150   Lagardere.........................      54,577
                                             ----------
                                                 71,339
                                             ----------
         Oil -- 0.1%
    64   Elf Gabon.........................       9,938
                                             ----------
         Paper -- 0.2%
   810   Worms et Compagnie................      14,486
                                             ----------
                                                899,570
                                             ----------
         GERMANY -- 11.9%
         Chemicals -- 2.8%
 3,277   BASF..............................     132,937
 2,087   Bayer.............................      70,825
                                             ----------
                                                203,762
                                             ----------
         Drugs -- 0.1%
   290   Merck.............................       8,804
                                             ----------
         Electric Utilities -- 4.4%
 3,500   E.On..............................     177,403
 3,630   RWE...............................     136,173
                                             ----------
                                                313,576
                                             ----------
         Insurance -- 0.9%
    30   Allianz Lebensversicherungs.......      17,326
   137   Ergo Versicherungs Gruppe.........      27,609
   220   AMB Generali Holding..............      22,839
                                             ----------
                                                 67,774
                                             ----------
         Metals -- 0.3%
 1,480   ThyssenKrupp......................      23,241
                                             ----------
         Software -- 3.4%
 3,830   Siemens...........................     250,596
                                             ----------
                                                867,753
                                             ----------
         GREECE -- 0.4%
         Telephone -- 0.4%
 2,260   Hellenic Telecommunications
           Organization....................      32,808
                                             ----------
         ITALY -- 7.2%
         Autos -- 0.8%
 4,000   Fiat..............................      55,659
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         ITALY (CONTINUED)
         Banking -- 1.8%
10,000   Banca di Roma.....................  $   24,078
36,000   IntesaBci.........................     108,038
                                             ----------
                                                132,116
                                             ----------
         Building -- 0.1%
13,000   SMI...............................       6,317
                                             ----------
         Insurance -- 2.3%
 7,000   Assicurazioni Generali............     172,761
                                             ----------
         Metals -- 0.5%
15,000   Pirelli...........................      23,359
 5,000   Pirelli & C.......................      14,177
                                             ----------
                                                 37,536
                                             ----------
         Oil -- 0.8%
 4,000   ENI...............................      58,625
                                             ----------
         Paper -- 0.2%
 3,000   Ifil (Finanziaria di
           Partecipazioni).................      13,871
                                             ----------
         Telephone -- 0.7%
 6,000   Telecom Italia....................      49,413
                                             ----------
                                                526,298
                                             ----------
         LUXEMBOURG -- 0.5%
         Metals -- 0.5%
 2,427   Arcelor*..........................      33,242
                                             ----------
         NETHERLANDS -- 11.0%
         Banking -- 1.9%
 7,290   ABN AMRO Holding..................     138,453
                                             ----------
         Cellular -- 0.4%
 5,740   Koninklijke (Royal) KPN*..........      29,394
                                             ----------
         Chemicals -- 1.3%
 1,980   Akzo Nobel........................      92,586
                                             ----------
         IT Hardware -- 1.5%
 3,700   Koninklijke (Royal) Philips
           Electronics.....................     112,879
                                             ----------
         Liquor & Tobacco -- 0.4%
 1,040   Heineken Holding, Class A.........      31,755
                                             ----------
         Office Machinery -- 0.2%
 1,010   Oce...............................      11,930
                                             ----------
         Oil -- Integrated -- 4.6%
 6,200   Royal Dutch Petroleum.............     339,408
                                             ----------
         Real Estate Assets -- 0.2%
   480   Corio.............................      11,516
                                             ----------
         Services -- 0.3%
   920   Randstad Holding..................      14,022
   480   Stork.............................       4,648
                                             ----------
                                                 18,670
                                             ----------
         Software -- 0.2%
 3,780   Getronics.........................      12,564
                                             ----------
         Textiles -- 0.0%
   110   Gamma Holding.....................       3,397
                                             ----------
                                                802,552
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SPAIN -- 4.5%
         Banking -- 1.7%
10,420   Banco Bilbao Vizcaya Argentaria...  $  124,084
                                             ----------
         Building -- 0.1%
 1,420   Obrascon Huarte Lain..............       7,743
                                             ----------
         Electric Utilities -- 1.0%
 3,900   Iberdrola.........................      50,899
 1,200   Union Fenosa......................      19,378
                                             ----------
                                                 70,277
                                             ----------
         Insurance -- 0.2%
 1,710   Corporacion Mapfre................      11,502
                                             ----------
         Oil -- 1.4%
 8,290   Repsol YPF........................     104,505
                                             ----------
         Transportation -- 0.1%
   530   Aurea Concesiones de
           Infraestructuras del Estado.....       9,802
                                             ----------
                                                327,913
                                             ----------
         SWEDEN -- 1.3%
         Cellular -- 0.5%
 1,100   Tele2, Class B*...................      33,027
                                             ----------
         Financial Investments -- 0.5%
 3,900   Investor, Class B.................      43,864
                                             ----------
         IT Hardware -- 0.2%
 1,200   Saab, Class B.....................      13,960
                                             ----------
         Machinery -- 0.1%
   264   SKF, Class B......................       6,155
                                             ----------
                                                 97,006
                                             ----------
         SWITZERLAND -- 10.9%
         Drugs -- 3.5%
 3,200   Roche Holding.....................     248,781
                                             ----------
         Financial Investments -- 1.8%
 2,700   UBS*..............................     132,929
                                             ----------
         Food -- 3.0%
 1,000   Nestle............................     222,381
                                             ----------
         Household -- 0.6%
 2,018   Swatch Group*.....................      43,617
                                             ----------
         Insurance -- 1.7%
 1,390   Swiss Re..........................     127,900
                                             ----------
         IT Hardware -- 0.3%
   420   Ascom Holding.....................       5,869
   120   Unaxis Holding....................      13,289
                                             ----------
                                                 19,158
                                             ----------
                                                794,766
                                             ----------
         UNITED KINGDOM -- 35.0%
         Aircraft -- 0.5%
10,000   Rolls-Royce.......................      26,842
   623   Smiths Industries.................       7,195
                                             ----------
                                                 34,037
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2002
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
         Banking -- 8.2%
 7,000   Abbey National....................  $   99,281
 4,000   Barclays..........................     123,603
11,000   HSBC Holdings.....................     127,192
10,000   Lloyds TSB Group..................     102,670
 6,000   Royal Bank of Scotland Group......     154,476
                                             ----------
                                                607,222
                                             ----------
         Cellular -- 3.2%
126,000  Vodafone Group....................     232,802
                                             ----------
         Drugs -- 3.2%
10,000   GlaxoSmithKline...................     235,529
                                             ----------
         Electric Utilities -- 1.0%
14,000   Scottish Power....................      71,670
                                             ----------
         Financial Investments -- 4.7%
12,000   CGNU..............................     126,622
20,000   Old Mutual........................      29,050
15,000   Prudential........................     151,229
10,000   Royal & Sun Alliance Insurance
           Group...........................      42,008
                                             ----------
                                                348,909
                                             ----------
         Food -- 0.5%
 5,000   Associated British Foods..........      36,526
                                             ----------
         Insurance -- 1.3%
 4,000   John Mowlem & Co. ................      13,870
36,000   Legal & General Group.............      82,791
                                             ----------
                                                 96,661
                                             ----------
         IT Hardware -- 0.1%
 3,000   TT electronics....................       7,156
                                             ----------
         Liquor & Tobacco -- 0.5%
 5,000   South African Breweries...........      34,924
                                             ----------
         Machinery -- 0.6%
 4,000   Morgan Crucible...................      10,509
 5,000   Rexam.............................      34,390
                                             ----------
                                                 44,899
                                             ----------
         Metals -- 1.2%
15,000   BHP Billiton......................      85,493
                                             ----------
         Oil -- Integrated -- 4.3%
23,263   BP Amoco..........................     207,040
15,000   Shell Transport & Trading Co. ....     111,713
                                             ----------
                                                318,753
                                             ----------
         Oil Services -- 0.1%
 3,000   Hunting...........................       7,690
                                             ----------
         Real Estate Investment
           Trusts -- 0.6%
 2,000   Daejan Holdings...................      42,435
                                             ----------
         Retail -- 2.9%
 3,000   GUS...............................      29,904
17,000   J Sainsbury.......................      96,711
 8,000   Safeway...........................      33,464
 4,000   Scottish & Newcastle..............      31,898
 2,478   W.H. Smith........................      17,008
                                             ----------
                                                208,985
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
         Soaps & Cosmetics -- 0.1%
 3,455   Body Shop International...........  $    4,686
   463   Paterson Zochonis.................       5,352
                                             ----------
                                                 10,038
                                             ----------
         Software -- 0.1%
 9,000   Dimension Data Holdings*..........       7,433
                                             ----------
         Telephone -- 0.5%
11,000   Cable & Wireless..................      35,048
     3   Thus Group*.......................           1
                                             ----------
                                                 35,049
                                             ----------
         Transportation -- 0.2%
13,000   Stagecoach Holdings...............      14,069
                                             ----------
         Travel/Entertainment -- 1.2%
 7,000   Six Continents....................      74,461
 1,564   Wolverhampton & Dudley
           Breweries.......................      15,148
                                             ----------
                                                 89,609
                                             ----------
                                              2,569,889
                                             ----------
         TOTAL INVESTMENTS (COST
           $7,185,338) (A) -- 97.4%........   7,128,568
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 2.6%.............     193,468
                                             ----------
         NET ASSETS -- 100.0%..............  $7,322,036
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.................  $ 315,656
   Unrealized depreciation.................   (372,426)
                                             ---------
   Net unrealized depreciation.............  $ (56,770)
                                             =========

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                       DELIVERY    CONTRACT AMOUNT      UNREALIZED
                         DATE      (LOCAL CURRENCY)    DEPRECIATION
                       --------    ----------------    ------------

Deliver Swedish
  Kronas in exchange
  for Euro 8,864.....   4/2/02          80,000             $(10)
Deliver Swiss Francs
  in exchange for
  Euro 44,356........   4/2/02          65,000             $(47)

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                     AXA
                                                                   AXA            ROSENBERG           AXA
                                                                ROSENBERG       INTERNATIONAL      ROSENBERG
                                                                U.S. SMALL          SMALL         VALUE MARKET
                                                              CAPITALIZATION    CAPITALIZATION      NEUTRAL
                                                                   FUND              FUND             FUND
                                                              --------------    --------------    ------------

ASSETS
Investments, at value* (cost $493,609,952, $33,940,593,
 $61,284,084, respectively).................................   $611,654,235      $33,114,086      $ 76,693,906
Deposits with broker and custodian bank for securities sold
 short......................................................             --               --        69,423,296
Cash........................................................          4,005              336            13,254
Foreign currency, at value (cost $0, $691,928, $0,
 respectively)..............................................             --          696,122                --
Collateral for securities loaned............................      3,098,859               --                --
Dividends and interest receivable...........................        747,872          124,094            68,563
Receivable for capital shares issued........................        174,263               --            62,200
Receivable for securities sold short........................             --               --           768,275
Receivable for investments sold.............................      7,048,101        1,131,891           693,256
Reclaims receivable.........................................             --           79,048                --
Deferred organization expenses..............................             --               --             8,886
Prepaid expenses............................................         24,915           23,371            27,259
                                                               ------------      -----------      ------------
   Total Assets.............................................    622,752,250       35,168,948       147,758,895
                                                               ------------      -----------      ------------
LIABILITIES
Securities sold short (proceeds $0, $0, $71,126,785,
 respectively)..............................................             --               --        70,447,303
Payable for investments purchased...........................     10,575,822          747,127         1,210,428
Payable to cover securities sold short......................             --               --           477,869
Payable for capital shares redeemed.........................         15,890               --                --
Net unrealized depreciation on foreign exchange contracts...             --              195                --
Payable for return of collateral received for securities
 loaned.....................................................      3,098,859               --                --
Accrued expenses and other liabilities:
 Manager fees...............................................        391,720           16,701            75,383
 Administration fees........................................          6,666              377               999
 12b-1 fees (Investor Shares, Class A Shares and Class B
   Shares)..................................................         23,619            1,319             1,776
 Service fees (Adviser Shares)..............................          5,744               --                --
 Other accrued expenses.....................................        284,656           40,359            70,300
                                                               ------------      -----------      ------------
   Total Liabilities........................................     14,402,976          806,078        72,284,058
                                                               ------------      -----------      ------------
NET ASSETS..................................................   $608,349,274      $34,362,870      $ 75,474,837
                                                               ============      ===========      ============
NET ASSETS CONSIST OF:
Capital.....................................................   $473,417,294      $43,515,361      $116,388,156
Accumulated net investment income...........................             --           97,952             3,194
Accumulated net realized gains/(losses) on investments,
 foreign currency transactions and securities sold short....     16,887,697       (8,421,239)      (57,005,817)
Net unrealized appreciation/(depreciation) on investments...    118,044,283         (826,507)       15,409,822
Net unrealized depreciation on foreign currency
 transactions...............................................             --           (2,697)               --
Net unrealized appreciation on securities sold short........             --               --           679,482
                                                               ------------      -----------      ------------
NET ASSETS..................................................   $608,349,274      $34,362,870      $ 75,474,837
                                                               ============      ===========      ============
Institutional Shares:
Net Assets..................................................   $482,205,226      $28,026,997      $ 69,629,292
Shares Outstanding..........................................     43,143,190        3,306,613         7,776,563
Net Asset Value, Offering and Redemption Price per Share....   $      11.18      $      8.48      $       8.95
                                                               ============      ===========      ============
Adviser Shares:
Net Assets..................................................   $ 17,694,660      $        --      $         --
Shares Outstanding..........................................      1,591,494               --                --
Net Asset Value, Offering and Redemption Price per Share....   $      11.12      $        --      $         --
                                                               ============      ===========      ============
Investor Shares:
Net Assets..................................................   $108,449,388      $ 6,333,605      $  5,355,248
Shares Outstanding..........................................      9,788,711          751,178           598,503
Net Asset Value, Offering and Redemption Price per Share....   $      11.08      $      8.43      $       8.95
                                                               ============      ===========      ============
Class A Shares:
Net Assets..................................................   $         --      $     1,136      $    389,809
Shares Outstanding..........................................             --              134            43,591
Net Asset Value, Redemption Price per Share.................   $         --      $      8.46      $       8.94
                                                               ============      ===========      ============
Class A Shares -- Maximum Sales Charge......................             --             5.50%             5.50%
                                                               ------------      -----------      ------------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
 Charge) of net asset value adjusted to the nearest cent)...   $         --      $      8.95      $       9.46
                                                               ============      ===========      ============
Class B Shares:
Net Assets..................................................   $         --      $     1,132      $    100,488
Shares Outstanding..........................................             --              134            11,248
Net Asset Value, Offering Price per Share**.................   $         --      $      8.45      $       8.93
                                                               ============      ===========      ============

---------------

* Includes securities on loan of $3,014,289 for the AXA Rosenberg U.S. Small Capitalization Fund.

** Redemption price per share varies by length of time shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                   AXA                               AXA
                                                                ROSENBERG           AXA           ROSENBERG
                                                              SELECT SECTORS     ROSENBERG      INTERNATIONAL
                                                              MARKET NEUTRAL    ENHANCED 500       EQUITY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    -------------

ASSETS
Investments, at value (cost $9,019,720, $4,573,749,
  $8,196,553, respectively).................................   $10,156,416       $4,267,831      $ 7,768,131
Deposits with broker and custodian bank for securities sold
  short.....................................................     9,604,562               --               --
Cash........................................................            --               --           14,701
Foreign currency, at value (cost $0, $0, $156,144,
  respectively).............................................            --               --          155,830
Dividends and interest receivable...........................        14,783            5,461           31,402
Receivable for capital shares issued........................        25,000               --               19
Receivable for securities sold short........................       392,149               --               --
Receivable for investments sold.............................       428,285          149,007          280,746
Receivable from Manager.....................................            --           14,083           18,790
Reclaims receivable.........................................            --               --            9,624
Prepaid expenses............................................        20,206           33,326           33,236
                                                               -----------       ----------      -----------
    Total Assets............................................    20,641,401        4,469,708        8,312,479
                                                               -----------       ----------      -----------
LIABILITIES
Securities sold short (proceeds $10,042,691, $0, $0,
  respectively).............................................     9,494,593               --               --
Payable for investments purchased...........................       354,839          167,956          372,638
Payable to cover securities sold short......................       257,473               --               --
Net unrealized depreciation on foreign exchange contracts...            --               --              233
Accrued expenses and other liabilities:
  Manager fees..............................................         1,131               --               --
  12b-1 fees (Investor Shares, Class A Shares and Class B
    Shares).................................................           100                2                5
  Other accrued expenses....................................        13,546            2,512           37,711
                                                               -----------       ----------      -----------
    Total Liabilities.......................................    10,121,682          170,470          410,587
                                                               -----------       ----------      -----------
NET ASSETS..................................................   $10,519,719       $4,299,238      $ 7,901,892
                                                               ===========       ==========      ===========
NET ASSETS CONSIST OF:
Capital.....................................................   $11,142,028       $5,418,297      $11,379,212
Accumulated net investment income/(loss)....................         4,646            4,466           (4,200)
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........    (2,311,749)        (817,607)      (3,045,085)
Net unrealized appreciation/(depreciation) on investments...     1,136,696         (305,918)        (428,422)
Net unrealized appreciation on foreign currency
  transactions..............................................            --               --              387
Net unrealized appreciation on securities sold short........       548,098               --               --
                                                               -----------       ----------      -----------
NET ASSETS..................................................   $10,519,719       $4,299,238      $ 7,901,892
                                                               ===========       ==========      ===========
Institutional Shares:
Net Assets..................................................   $10,036,762       $4,297,018      $ 7,882,159
Shares Outstanding..........................................       981,715          552,834        1,112,081
Net Asset Value, Offering and Redemption Price per Share....   $     10.22       $     7.77      $      7.09
                                                               ===========       ==========      ===========
Investor Shares:
Net Assets..................................................   $   471,202       $       --      $    17,562
Shares Outstanding..........................................        45,582               --            2,491
Net Asset Value, Offering and Redemption Price per Share....   $     10.34       $       --      $      7.05
                                                               ===========       ==========      ===========
Class A Shares:
Net Assets..................................................   $    10,810       $    1,112      $     1,087
Shares Outstanding..........................................         1,058              143              154
Net Asset Value, Redemption Price per Share.................   $     10.22       $     7.76      $      7.08
                                                               ===========       ==========      ===========
Class A Shares -- Maximum Sales Charge......................          5.50%            3.00%            5.50%
                                                               -----------       ----------      -----------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent).....................................................   $     10.81       $     8.00      $      7.49
                                                               ===========       ==========      ===========
Class B Shares:
Net Assets..................................................   $       945       $    1,108      $     1,084
Shares Outstanding..........................................            93              143              153
Net Asset Value, Offering Price per Share*..................   $     10.20       $     7.75      $      7.06
                                                               ===========       ==========      ===========

---------------

* Redemption price per share varies by length of time shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                   AXA
                                                                ROSENBERG            AXA             AXA
                                                              MULTI-STRATEGY      ROSENBERG       ROSENBERG
                                                              MARKET NEUTRAL    U.S. DISCOVERY     EUROPEAN
                                                                   FUND              FUND            FUND
                                                              --------------    --------------    ----------

ASSETS
Investments, at value (cost $8,747,151, $2,600,925,
  $7,185,338, respectively).................................   $10,230,633        $3,055,622      $7,128,568
Deposits with broker and custodian bank for securities sold
  short.....................................................    10,099,736                --              --
Cash........................................................            --            99,216          39,238
Foreign currency, at value (cost $0, $0, $144,495,
  respectively).............................................            --                --         143,946
Dividends and interest receivable...........................         8,492             3,333          32,959
Receivable for securities sold short........................       209,827                --              --
Receivable for investments sold.............................       149,120            37,609         226,303
Receivable from Manager.....................................         6,408            25,402          62,070
Reclaims receivable.........................................            --                --           1,265
Deferred offering costs.....................................            --             6,164          27,381
Prepaid expenses............................................        27,716            33,023          27,893
                                                               -----------        ----------      ----------
    Total Assets............................................    20,731,932         3,260,369       7,689,623
                                                               -----------        ----------      ----------
LIABILITIES
Securities sold short (proceeds $10,155,377, $0, $0,
  respectively).............................................     9,733,544                --              --
Payable for investments purchased...........................       203,972            93,569         355,247
Payable to cover securities sold short......................       259,193                --              --
Net unrealized depreciation on foreign exchange contracts...            --                --              57
Accrued expenses and other liabilities:
  12b-1 fees (Investor Shares, Class A Shares and Class B
    Shares).................................................             4                71               1
  Other accrued expenses....................................        11,971                --          12,282
                                                               -----------        ----------      ----------
    Total Liabilities.......................................    10,208,684            93,640         367,587
                                                               -----------        ----------      ----------
NET ASSETS..................................................   $10,523,248        $3,166,729      $7,322,036
                                                               ===========        ==========      ==========
NET ASSETS CONSIST OF:
Capital.....................................................   $11,122,644        $2,833,684      $7,502,040
Accumulated net investment income...........................            --             1,444          19,677
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........    (2,504,711)         (123,096)       (142,730)
Net unrealized appreciation/(depreciation) on investments...     1,483,482           454,697         (56,770)
Net unrealized depreciation on foreign currency
  transactions..............................................            --                --            (181)
Net unrealized appreciation on securities sold short........       421,833                --              --
                                                               -----------        ----------      ----------
NET ASSETS..................................................   $10,523,248        $3,166,729      $7,322,036
                                                               ===========        ==========      ==========
Institutional Shares:
Net Assets..................................................   $10,514,270        $2,979,707      $7,319,809
Shares Outstanding..........................................     1,036,745           268,556         750,001
Net Asset Value, Offering and Redemption Price per Share....   $     10.14        $    11.10      $     9.76
                                                               ===========        ==========      ==========
Investor Shares:
Net Assets..................................................   $     7,096        $   98,216      $       --
Shares Outstanding..........................................           701             8,864              --
Net Asset Value, Offering and Redemption Price per Share....   $     10.13        $    11.08      $       --
                                                               ===========        ==========      ==========
Class A Shares:
Net Assets..................................................   $       942        $   31,079      $    1,115
Shares Outstanding..........................................            93             2,807             115
Net Asset Value, Redemption Price per Share.................   $     10.12        $    11.07      $     9.74
                                                               ===========        ==========      ==========
Class A Shares -- Maximum Sales Charge......................          5.50%             5.50%           5.50%
                                                               -----------        ----------      ----------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent).....................................................   $     10.71        $    11.71      $    10.31
                                                               ===========        ==========      ==========
Class B Shares:
Net Assets..................................................   $       940        $   57,727      $    1,112
Shares Outstanding..........................................            93             5,227             115
Net Asset Value, Offering Price per Share*..................   $     10.11        $    11.04      $     9.71
                                                               ===========        ==========      ==========

---------------

*  Redemption price per share varies by length of time shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                     AXA
                                                                   AXA            ROSENBERG           AXA
                                                                ROSENBERG       INTERNATIONAL      ROSENBERG
                                                                U.S. SMALL          SMALL         VALUE MARKET
                                                              CAPITALIZATION    CAPITALIZATION      NEUTRAL
                                                                   FUND              FUND             FUND
                                                              --------------    --------------    ------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $168,892, $615,
    respectively)...........................................   $  7,219,756      $ 1,214,991      $   828,828
  Interest..................................................        150,015               --        1,803,969
  Securities lending fees...................................         27,068               --               --
                                                               ------------      -----------      -----------
    Total Investment Income.................................      7,396,839        1,214,991        2,632,797
                                                               ------------      -----------      -----------
Expenses:
  Manager fees..............................................      4,499,288          388,301        1,047,980
  Administration fees.......................................        743,306           58,079          104,051
  12b-1 fees (Investor Shares)..............................        193,598           12,844           12,330
  12b-1 fees (Class A Shares)...............................             --                2              339
  12b-1 fees (Class B Shares)...............................             --                5              113
  Service fees (Adviser Shares).............................         25,617               --               --
  Professional fees.........................................        215,062            7,428           28,546
  Custodian fees............................................        195,281          221,996           31,745
  Fund accounting fees......................................         59,925           86,572           92,860
  Organization fees.........................................             --               --            8,139
  Registration and filing fees..............................         54,621           43,541           35,137
  Transfer agent fees.......................................        170,401           20,501           19,588
  Trustees' fees............................................        226,135           15,608           32,505
  Dividend expense for securities sold short................             --               --          300,467
  Other expenses............................................        380,401           37,218           42,887
                                                               ------------      -----------      -----------
    Total expenses before waivers...........................      6,763,635          892,095        1,756,687
    Less expenses waived by the Manager.....................       (434,809)        (273,849)        (178,679)
    Less expenses waived by the Administrator...............       (276,515)         (21,569)         (38,675)
                                                               ------------      -----------      -----------
    Net Expenses............................................      6,052,311          596,677        1,539,333
                                                               ------------      -----------      -----------
Net Investment Income.......................................      1,344,528          618,314        1,093,464
                                                               ------------      -----------      -----------
Net Realized Gains/(Losses) from:
  Investments...............................................     49,507,375       (7,621,685)      (1,047,405)
  Foreign currency transactions.............................             --          (15,384)              --
  Securities sold short.....................................             --               --        6,886,633
Net Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................     62,315,324        4,214,649        8,626,186
  Foreign currency transactions.............................             --            8,905               --
  Securities sold short.....................................             --               --       (6,879,933)
                                                               ------------      -----------      -----------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency Transactions and Securities Sold Short...    111,822,699       (3,413,515)       7,585,481
                                                               ------------      -----------      -----------
Change in net assets resulting from operations..............   $113,167,227      $(2,795,201)     $ 8,678,945
                                                               ============      ===========      ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                   AXA                               AXA
                                                                ROSENBERG           AXA           ROSENBERG
                                                              SELECT SECTORS     ROSENBERG      INTERNATIONAL
                                                              MARKET NEUTRAL    ENHANCED 500       EQUITY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    -------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $221, $23,576,
    respectively)...........................................   $   135,002       $  60,393       $   191,844
  Interest..................................................       318,464           1,233                --
                                                               -----------       ---------       -----------
    Total Investment Income.................................       453,466          61,626           191,844
                                                               -----------       ---------       -----------
Expenses:
  Manager fees..............................................       118,943          20,414            71,260
  Administration fees.......................................        17,770           6,084            12,526
  12b-1 fees (Investor Shares)..............................           312              --                57
  12b-1 fees (Class A Shares)...............................            15               3                 2
  12b-1 fees (Class B Shares)...............................             5               5                 5
  Professional fees.........................................         2,128             320               557
  Custodian fees............................................         4,956             975           105,770
  Fund accounting fees......................................        65,868          70,772            89,964
  Registration and filing fees..............................        27,417          45,168            45,768
  Transfer agent fees.......................................        13,182          10,764            12,629
  Trustees' fees............................................         2,606             285             2,316
  Dividend expense for securities sold short................        83,412              --                --
  Other expenses............................................         2,011             899             5,807
                                                               -----------       ---------       -----------
    Total expenses before waivers/reimbursements............       338,625         155,689           346,661
    Less expenses waived/reimbursed by the Manager..........       (88,373)       (118,977)         (220,893)
    Less expenses waived by the Administrator...............       (17,770)         (6,084)          (12,526)
                                                               -----------       ---------       -----------
    Net Expenses............................................       232,482          30,628           113,242
                                                               -----------       ---------       -----------
Net Investment Income.......................................       220,984          30,998            78,602
                                                               -----------       ---------       -----------
Net Realized Gains/(Losses) from:
  Investments...............................................     1,534,306        (294,322)       (1,950,104)
  Foreign currency transactions.............................            --              --            60,270
  Securities sold short.....................................      (155,128)             --                --
Net Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................     1,105,670         336,828         1,145,487
  Foreign currency transactions.............................            --              --             3,757
  Securities sold short.....................................    (1,688,285)             --                --
                                                               -----------       ---------       -----------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency Transactions and Securities Sold Short...       796,563          42,506          (740,590)
                                                               -----------       ---------       -----------
Change in net assets resulting from operations..............   $ 1,017,547       $  73,504       $  (661,988)
                                                               ===========       =========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                   AXA
                                                                ROSENBERG            AXA             AXA
                                                              MULTI-STRATEGY      ROSENBERG       ROSENBERG
                                                              MARKET NEUTRAL    U.S. DISCOVERY    EUROPEAN
                                                                   FUND             FUND*          FUND**
                                                              --------------    --------------    ---------
Investment Income:
  Dividends (Net of withholding taxes of $8, $0, $10,082,
    respectively)...........................................   $    97,786        $  22,259       $  89,243
  Interest..................................................       323,774              853              --
                                                               -----------        ---------       ---------
    Total Investment Income.................................       421,560           23,112          89,243
                                                               -----------        ---------       ---------
Expenses:
  Manager fees..............................................       175,664           13,702          36,546
  Administration fees.......................................        17,533            2,253           7,128
  12b-1 fees (Investor Shares)..............................            15              108              --
  12b-1 fees (Class A Shares)...............................             2                5               2
  12b-1 fees (Class B Shares)...............................             5              182               5
  Professional fees.........................................         1,924              694           1,849
  Custodian fees............................................         4,775           21,562          59,057
  Fund accounting fees......................................        94,836           41,788          53,479
  Offering costs............................................            --            8,259          61,063
  Registration and filing fees..............................        40,987           37,563          30,001
  Transfer agent fees.......................................        12,663            7,956           9,377
  Trustees' fees............................................         2,273              727           2,186
  Dividend expense for securities sold short................        50,820               --              --
  Other expenses............................................         3,544            3,041           6,070
                                                               -----------        ---------       ---------
    Total expenses before waivers/reimbursements............       405,041          137,840         266,763
    Less expenses waived/reimbursed by the Manager..........      (161,003)        (117,899)       (198,718)
    Less expenses waived by the Administrator...............       (17,533)          (2,253)         (7,128)
                                                               -----------        ---------       ---------
    Net Expenses............................................       226,505           17,688          60,917
                                                               -----------        ---------       ---------
Net Investment Income.......................................       195,055            5,424          28,326
                                                               -----------        ---------       ---------
Net Realized Gains/(Losses) from:
  Investments...............................................     1,746,678         (122,331)       (142,730)
  Foreign currency transactions.............................            --               --          (8,649)
  Securities sold short.....................................      (204,124)              --              --
Net Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................     1,923,072          454,697         (56,770)
  Foreign currency transactions.............................            --               --            (181)
  Securities sold short.....................................    (2,315,236)              --              --
                                                               -----------        ---------       ---------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency Transactions and Securities Sold Short...     1,150,390          332,366        (208,330)
                                                               -----------        ---------       ---------
Change in net assets resulting from operations..............   $ 1,345,445        $ 337,790       $(180,004)
                                                               ===========        =========       =========

---------------

*  From commencement of operations on September 4, 2001.

** From commencement of operations on July 23, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        AXA ROSENBERG                    AXA ROSENBERG
                                          U.S. SMALL                  INTERNATIONAL SMALL                AXA ROSENBERG
                                     CAPITALIZATION FUND              CAPITALIZATION FUND          VALUE MARKET NEUTRAL FUND
                                ------------------------------    ----------------------------    ----------------------------
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                    2002             2001             2002            2001            2002            2001
                                -------------    -------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........  $   1,344,528    $   1,101,408    $    618,314    $    455,116    $  1,093,464    $  2,967,874
 Net realized gains/(losses)
   from:
   Investments................     49,507,375       (3,307,899)     (7,621,685)      1,028,448      (1,047,405)    (14,797,823)
   Foreign currency
     transactions.............             --               --         (15,384)        (28,329)             --              --
   Securities sold short......             --               --              --              --       6,886,633       8,952,947
 Net change in unrealized
   appreciation/(depreciation)
   from:
   Investments................     62,315,324       (4,531,644)      4,214,649      (6,562,854)      8,626,186      (3,709,619)
   Foreign currency
     transactions.............             --               --           8,905          11,390              --              --
   Securities sold short......             --               --              --              --      (6,879,933)     15,659,911
                                -------------    -------------    ------------    ------------    ------------    ------------
   Change in net assets
     resulting from
     operations...............    113,167,227       (6,738,135)     (2,795,201)     (5,096,229)      8,678,945       9,073,290
                                -------------    -------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......     (1,752,857)      (1,295,682)       (583,726)       (625,789)     (1,681,098)     (3,241,301)
   Adviser Shares.............        (35,193)         (12,709)             --              --              --              --
   Investor Shares............       (154,950)         (20,609)       (136,226)        (17,211)        (83,404)       (169,699)
   Class A Shares.............             --               --             (25)             --            (477)             --
   Class B Shares.............             --               --             (23)             --             (21)             --
                                -------------    -------------    ------------    ------------    ------------    ------------
                                   (1,943,000)      (1,329,000)       (720,000)       (643,000)     (1,765,000)     (3,411,000)
                                -------------    -------------    ------------    ------------    ------------    ------------
 Net realized gains on
   investments
   Institutional Shares.......    (22,016,310)     (14,323,833)        (12,593)     (5,417,835)             --              --
   Adviser Shares.............       (688,195)        (297,212)             --              --              --              --
   Investor Shares............     (4,017,113)        (442,852)         (3,142)       (185,632)             --              --
   Class A Shares.............             --               --              (1)             --              --              --
   Class B Shares.............             --               --              (1)             --              --              --
                                -------------    -------------    ------------    ------------    ------------    ------------
                                  (26,721,618)     (15,063,897)        (15,737)     (5,603,467)             --              --
                                -------------    -------------    ------------    ------------    ------------    ------------
   Change in net assets from
     distributions............    (28,664,618)     (16,392,897)       (735,737)     (6,246,467)     (1,765,000)     (3,411,000)
                                -------------    -------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......    118,979,737       71,503,106      21,963,762      15,154,386       4,314,489      13,380,876
   Adviser Shares.............     10,181,016        4,203,986              --              --              --              --
   Investor Shares............     57,865,316       68,360,657      29,764,247       2,797,872      24,158,234       5,043,214
   Class A Shares.............             --               --           1,012              --         365,565              --
   Class B Shares.............             --               --           1,013              --          97,099              --
                                -------------    -------------    ------------    ------------    ------------    ------------
                                  187,026,069      144,067,749      51,730,034      17,952,258      28,935,387      18,424,090
                                -------------    -------------    ------------    ------------    ------------    ------------
 Proceeds from shares issued
   in exchange for shares of
   Barr Rosenberg VIT Market
   Neutral Fund
   Institutional Shares.......             --               --              --              --       3,936,144              --
                                -------------    -------------    ------------    ------------    ------------    ------------
 Dividends reinvested
   Institutional Shares.......     23,071,954       14,689,175         595,081       6,043,623       1,680,790       3,241,299
   Adviser Shares.............        612,966          247,769              --              --              --              --
   Investor Shares............      4,157,890          456,900         138,843         202,599          83,195         162,111
   Class A Shares.............             --               --              25              --             477              --
   Class B Shares.............             --               --              24              --              21              --
                                -------------    -------------    ------------    ------------    ------------    ------------
                                   27,842,810       15,393,844         733,973       6,246,222       1,764,483       3,403,410
                                -------------    -------------    ------------    ------------    ------------    ------------
 Cost of shares redeemed*
   Institutional Shares.......   (137,322,169)    (103,330,114)    (33,305,405)    (12,871,670)     (8,893,065)    (34,478,080)
   Adviser Shares.............     (3,438,248)      (3,844,411)             --              --              --              --
   Investor Shares............    (31,764,433)     (14,824,191)    (24,946,874)     (2,580,072)    (23,056,736)     (7,694,371)
                                -------------    -------------    ------------    ------------    ------------    ------------
                                 (172,524,850)    (121,998,716)    (58,252,279)    (15,451,742)    (31,949,801)    (42,172,451)
                                -------------    -------------    ------------    ------------    ------------    ------------
   Change in net assets from
     capital transactions.....     42,344,029       37,462,877      (5,788,272)      8,746,738       2,686,213     (20,344,951)
                                -------------    -------------    ------------    ------------    ------------    ------------
Net change in net assets......    126,846,638       14,331,845      (9,319,210)     (2,595,958)      9,600,158     (14,682,661)
NET ASSETS:
 Beginning of period..........    481,502,636      467,170,791      43,682,080      46,278,038      65,874,679      80,557,340
                                -------------    -------------    ------------    ------------    ------------    ------------
 End of period................  $ 608,349,274    $ 481,502,636    $ 34,362,870    $ 43,682,080    $ 75,474,837    $ 65,874,679
                                =============    =============    ============    ============    ============    ============
Undistributed Net Investment
 Income.......................  $          --    $     269,775    $     97,952    $     52,753    $      3,194    $    580,893
                                =============    =============    ============    ============    ============    ============

---------------

* Net of any redemption fees.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       AXA ROSENBERG                 AXA ROSENBERG                  AXA ROSENBERG
                                      SELECT SECTORS                  ENHANCED 500                  INTERNATIONAL
                                    MARKET NEUTRAL FUND                   FUND                       EQUITY FUND
                                ---------------------------    --------------------------    ---------------------------
                                YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,      MARCH 31,
                                   2002            2001           2002          2001*           2002           2001*
                                -----------    ------------    ----------    ------------    -----------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........  $   220,984    $    875,614    $  30,998     $    22,468     $    78,602    $   313,989
 Net realized gains/(losses)
   from:
   Investments................    1,534,306      (1,822,503)    (294,322)       (523,285)     (1,950,104)      (516,613)
   Foreign currency
     transactions.............           --              --           --              --          60,270        (63,535)
   Securities sold short......     (155,128)        652,687           --              --              --             --
 Net change in unrealized
   appreciation/(depreciation)
   from:
   Investments................    1,105,670      (4,116,332)     336,828        (642,746)      1,145,487     (1,573,909)
   Foreign currency
     transactions.............           --              --           --              --           3,757         (3,370)
   Securities sold short......   (1,688,285)      2,950,372           --              --              --             --
                                -----------    ------------    ----------    -----------     -----------    -----------
   Change in net assets
     resulting from
     operations...............    1,017,547      (1,460,162)      73,504      (1,143,563)       (661,988)    (1,843,438)
                                -----------    ------------    ----------    -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......     (336,026)     (1,080,095)     (31,986)        (17,000)       (400,875)            --
   Investor Shares............       (2,930)         (3,905)          --              --          (1,022)            --
   Class A Shares.............          (23)             --           (8)             --             (52)            --
   Class B Shares.............          (21)             --           (6)             --             (51)            --
                                -----------    ------------    ----------    -----------     -----------    -----------
   Change in net assets from
     distributions............     (339,000)     (1,084,000)     (32,000)        (17,000)       (402,000)            --
                                -----------    ------------    ----------    -----------     -----------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......    2,687,346         519,636      353,754       5,070,226       1,661,666      9,972,909
   Investor Shares............      552,091          46,227           --              --         255,447          1,759
   Class A Shares.............       10,460              --        1,495              --           1,012             --
   Class B Shares.............        1,010              --        1,010              --           1,012             --
                                -----------    ------------    ----------    -----------     -----------    -----------
                                  3,250,907         565,863      356,259       5,070,226       1,919,137      9,974,668
                                -----------    ------------    ----------    -----------     -----------    -----------
 Proceeds from shares issued
   in exchange for shares of
   AXA Rosenberg Japan Fund
   Institutional Shares.......           --              --           --              --              --        947,546
   Investor Shares............           --              --           --              --              --         22,796
                                -----------    ------------    ----------    -----------     -----------    -----------
                                         --              --           --              --              --        970,342
                                -----------    ------------    ----------    -----------     -----------    -----------
 Dividends reinvested
   Institutional Shares.......      336,026       1,080,095        2,597             208          38,552             --
   Investor Shares............        2,889           3,798           --              --           1,022             --
   Class A Shares.............           23              --            8              --              52             --
   Class B Shares.............           21              --            6              --              51             --
                                -----------    ------------    ----------    -----------     -----------    -----------
                                    338,959       1,083,893        2,611             208          39,677             --
                                -----------    ------------    ----------    -----------     -----------    -----------
 Cost of shares redeemed**
   Institutional Shares.......   (5,514,796)    (15,090,128)     (10,272)           (275)     (1,830,131)        (6,983)
   Investor Shares............     (113,005)       (875,502)          --              --        (257,390)            --
   Class A Shares.............           --              --         (460)             --              (1)            --
   Class B Shares.............           --              --           --              --              (1)            --
                                -----------    ------------    ----------    -----------     -----------    -----------
                                 (5,627,801)    (15,965,630)     (10,732)           (275)     (2,087,523)        (6,983)
                                -----------    ------------    ----------    -----------     -----------    -----------
   Change in net assets from
     capital transactions.....   (2,037,935)    (14,315,874)     348,138       5,070,159        (128,709)    10,938,027
                                -----------    ------------    ----------    -----------     -----------    -----------
Net change in net assets......   (1,359,388)    (16,860,036)     389,642       3,909,596      (1,192,697)     9,094,589
NET ASSETS:
 Beginning of period..........   11,879,107      28,739,143    3,909,596              --       9,094,589             --
                                -----------    ------------    ----------    -----------     -----------    -----------
 End of period................  $10,519,719    $ 11,879,107    $4,299,238    $ 3,909,596     $ 7,901,892    $ 9,094,589
                                ===========    ============    ==========    ===========     ===========    ===========
Undistributed Net Investment
 Income/(Loss)................  $     4,646    $    112,937    $   4,466     $     5,468     $    (4,200)   $   252,601
                                ===========    ============    ==========    ===========     ===========    ===========

---------------

*  From commencement of operations on June 7, 2000.

** Net of any redemption fees.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            AXA ROSENBERG
                                                           MULTI-STRATEGY              AXA ROSENBERG       AXA ROSENBERG
                                                         MARKET NEUTRAL FUND        U.S. DISCOVERY FUND    EUROPEAN FUND
                                                     ---------------------------    -------------------    -------------
                                                     YEAR ENDED     PERIOD ENDED       PERIOD ENDED        PERIOD ENDED
                                                      MARCH 31,      MARCH 31,           MARCH 31,           MARCH 31,
                                                        2002           2001*              2002**              2002***
                                                     -----------    ------------    -------------------    -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............................  $   195,055    $   408,477         $    5,424          $   28,326
  Net realized gains/(losses) from:
    Investments....................................    1,746,678          2,259           (122,331)           (142,730)
    Foreign currency transactions..................           --             --                 --              (8,649)
    Securities sold short..........................     (204,124)    (3,835,176)                --                  --
  Net change in unrealized
    appreciation/(depreciation) from:
    Investments....................................    1,923,072       (439,590)           454,697             (56,770)
    Foreign currency transactions..................           --             --                 --                (181)
    Securities sold short..........................   (2,315,236)     2,737,069                 --                  --
                                                     -----------    -----------         ----------          ----------
    Change in net assets resulting from
      operations...................................    1,345,445     (1,126,961)           337,790            (180,004)
                                                     -----------    -----------         ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Institutional Shares...........................     (408,612)      (233,000)            (5,739)                 --
    Investor Shares................................         (319)            --               (160)                 --
    Class A Shares.................................          (35)            --                 (2)                 --
    Class B Shares.................................          (34)            --               (100)                 --
                                                     -----------    -----------         ----------          ----------
                                                        (409,000)      (233,000)            (6,001)                 --
                                                     -----------    -----------         ----------          ----------
  Net realized gains on investments
    Institutional Shares...........................           --       (199,279)                --                  --
                                                     -----------    -----------         ----------          ----------
    Change in net assets from distributions........     (409,000)      (432,279)            (6,001)                 --
                                                     -----------    -----------         ----------          ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares...........................      947,370     24,584,054          2,673,591           7,500,020
    Investor Shares................................       28,109             --             83,110                  --
    Class A Shares.................................        1,010             --             30,312               1,010
    Class B Shares.................................        1,010             --             51,010               1,010
                                                     -----------    -----------         ----------          ----------
                                                         977,499     24,584,054          2,838,023           7,502,040
                                                     -----------    -----------         ----------          ----------
  Dividends reinvested
    Institutional Shares...........................      408,612        432,025              5,739                  --
    Investor Shares................................          319             --                160                  --
    Class A Shares.................................           35             --                  2                  --
    Class B Shares.................................           34             --                  2                  --
                                                     -----------    -----------         ----------          ----------
                                                         409,000        432,025              5,903                  --
                                                     -----------    -----------         ----------          ----------
  Cost of shares redeemed****
    Institutional Shares...........................   (6,701,200)    (8,533,305)            (8,986)                 --
    Investor Shares................................      (22,030)            --                 --                  --
                                                     -----------    -----------         ----------          ----------
                                                      (6,723,230)    (8,533,305)            (8,986)                 --
                                                     -----------    -----------         ----------          ----------
    Change in net assets from capital
      transactions.................................   (5,336,731)    16,482,774          2,834,940           7,502,040
                                                     -----------    -----------         ----------          ----------
Net change in net assets...........................   (4,400,286)    14,923,534          3,166,729           7,322,036
NET ASSETS:
  Beginning of period..............................   14,923,534             --                 --                  --
                                                     -----------    -----------         ----------          ----------
  End of period....................................  $10,523,248    $14,923,534         $3,166,729          $7,322,036
                                                     ===========    ===========         ==========          ==========
Undistributed Net Investment Income................  $        --    $   184,155         $    1,444          $   19,677
                                                     ===========    ===========         ==========          ==========

---------------

*     From commencement of operations on September 29, 2000.

**    From commencement of operations on September 4, 2001.

***   From commencement of operations on July 23, 2001.

****  Net of any redemption fees.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering nine portfolios: AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund, AXA Rosenberg U.S. Discovery Fund (commenced operations on September 4, 2001) and AXA Rosenberg European Fund (commenced operations on July 23, 2001), collectively (the "Funds"), or individually (the "Fund"). Each Fund is authorized to issue Institutional Shares and Investor Shares. In addition, all Funds (except the AXA Rosenberg U.S. Small Capitalization Fund) are authorized to issue Class A Shares (commenced operations on October 1, 2001) and Class B Shares (commenced operations on October 1, 2001). Also, the AXA Rosenberg U.S. Small Capitalization Fund is authorized to issue Adviser Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder service or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. REORGANIZATION. The Trust entered into an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Barr Rosenberg VIT Market Neutral Fund transferred to the AXA Rosenberg Value Market Neutral Fund in exchange for shares of the AXA Rosenberg Value Market Neutral Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized losses and unrealized appreciation immediately before and after the reorganization:

                                                                                                 AFTER
                                                                BEFORE REORGANIZATION        REORGANIZATION
                                                            ------------------------------   --------------
                                                            BARR ROSENBERG   AXA ROSENBERG   AXA ROSENBERG
                                                              VIT MARKET     VALUE MARKET     VALUE MARKET
                                                             NEUTRAL FUND    NEUTRAL FUND     NEUTRAL FUND
                                                            --------------   -------------   --------------
     Institutional Shares
        Shares............................................       443,332        7,448,778        7,956,667
        Net Assets........................................   $ 3,936,144     $ 57,725,402     $ 61,661,546
        Net Asset Value...................................   $      8.88     $       7.75     $       7.75
     Unrealized Appreciation..............................   $   768,579     $  9,482,637     $ 10,251,216
     Accumulated Net Realized Losses......................   $(1,209,455)    $(60,577,257)    $(61,786,712)

The AXA Rosenberg Value Market Neutral Fund retained its investment objective and financial history after the reorganization.

3. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Foreign Securities

The AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

  Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Short Sales

The AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At March 31, 2002, the values of securities sold short in the AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund amounted to $70,447,303, $9,494,593 and $9,733,544, respectively. The collateral for the securities sold short includes the Bear Stearns Deposit Account and the securities held long as shown in the Schedule of Portfolio Investments.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

  Securities Lending

Under the Security Lending Program, securities held by the AXA Rosenberg U.S. Small Capitalization Fund are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provide cash and/or certain cash equivalents as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

At March 31, 2002, the value of securities loaned amounted to $3,014,289 against which cash collateral of $3,098,859 was held. The cash collateral is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the AXA Rosenberg U.S. Small Capitalization Fund and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The AXA Rosenberg U.S. Small Capitalization Fund bears the risk of loss with respect to the investment of the cash collateral.

  Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund; expenses not directly attributable to a Fund are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets or another reasonable basis.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, distributions from Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

At March 31, 2002, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                 ACCUMULATED NET REALIZED
                                                           ACCUMULATED NET    GAINS/(LOSSES) ON INVESTMENTS,
                                                             INVESTMENT      FOREIGN CURRENCY TRANSACTIONS AND
                                                            INCOME/(LOSS)          SECURITIES SOLD SHORT
                                                           ---------------   ---------------------------------
     AXA Rosenberg U.S. Small Capitalization Fund........     $328,697                   $(328,697)
     AXA Rosenberg International Small Capitalization
       Fund..............................................      146,885                    (146,885)
     AXA Rosenberg Value Market Neutral Fund.............       93,837                     (26,464)
     AXA Rosenberg Select Sectors Market Neutral Fund....        9,725                      (9,725)
     AXA Rosenberg International Equity Fund.............       66,597                     (63,595)
     AXA Rosenberg Multi-Strategy Market Neutral Fund....       29,790                      (6,391)
     AXA Rosenberg U.S. Discovery Fund...................        2,021                        (765)
     AXA Rosenberg European Fund.........................       (8,649)                      8,649

  Federal Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  Organizational Expenses

Costs incurred in connection with the organization and initial registration of the AXA Rosenberg Value Market Neutral Fund have been deferred and are being amortized on a straight-line basis over a sixty month period commencing December 1997. Organization costs incurred in relation to the AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund have been expensed.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

  Offering Costs

Costs incurred in connection with the initial registration of the AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund have been deferred and are being amortized on a straight-line basis over a twelve-month period commencing September 4, 2001 and July 23, 2001, respectively.

4. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND
SHAREHOLDER SERVICE AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the AXA Rosenberg U.S. Small Capitalization Fund, 1.00% for the AXA Rosenberg International Small Capitalization Fund, 1.50% for the AXA Rosenberg Value Market Neutral Fund, 1.00% for the AXA Rosenberg Select Sectors Market Neutral Fund, 0.50% for the AXA Rosenberg Enhanced 500 Fund, 0.85% for the AXA Rosenberg International Equity Fund, 1.50% for the AXA Rosenberg Multi-Strategy Market Neutral Fund, 0.90% for the AXA Rosenberg U.S. Discovery Fund and 0.75% for the AXA Rosenberg European Fund of each Fund's average net assets. The Manager has contractually agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the AXA Rosenberg U.S. Small Capitalization Fund, 1.50% of the average net assets of the AXA Rosenberg International Small Capitalization Fund, 0.75% of the average net assets of the AXA Rosenberg Enhanced 500 Fund, 1.35% of the average net assets of the AXA Rosenberg International Equity Fund, 1.15% of the average net assets of the AXA Rosenberg U.S. Discovery Fund and 1.25% of the average net assets of the AXA Rosenberg European Fund. This includes the management fee but excludes the Service Fees and the Distribution and Shareholder Service Fees. The Manager has agreed to maintain an operating expense ratio for the AXA Rosenberg Value Market Neutral Fund of 1.75%, for the AXA Rosenberg Select Sectors Market Neutral Fund of 1.25% and for the AXA Rosenberg Multi-Strategy Market Neutral Fund of 1.50% of each Fund's average net assets, exclusive of the dividend expense on short sales and the Distribution and Shareholder Service Fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next two fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. As of the period ending March 31, 2002, the reimbursement that may potentially be made by the Funds is as follows:

                                                                 EXPIRES          EXPIRES
                                                              MARCH 31, 2003   MARCH 31, 2004
                                                              --------------   --------------
     AXA Rosenberg U.S. Small Capitalization Fund...........     $195,127         $434,809
     AXA Rosenberg International Small Capitalization
      Fund..................................................      175,323          273,849
     AXA Rosenberg Value Market Neutral Fund................      179,348          178,679
     AXA Rosenberg Select Sectors Market Neutral Fund.......       69,920           88,373
     AXA Rosenberg Enhanced 500 Fund........................       75,810          118,977
     AXA Rosenberg International Equity Fund................      147,879          220,893
     AXA Rosenberg Multi-Strategy Market Neutral Fund.......       79,210          161,003
     AXA Rosenberg U.S. Discovery Fund......................           --          117,899
     AXA Rosenberg European Fund............................           --          198,718

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund and the AXA Rosenberg Value Market Neutral Fund. In addition, the Administrator has agreed to waive all fees in the AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund, AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund until the net assets reach $25 million.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee per Fund.

The Trust has adopted a Distribution and Shareholder Service Plan for its Investor Shares, Class A Shares and Class B Shares, pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares, Class A Shares and Class B Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Investor Shares, Class A Shares and Class B Shares. The annual Distribution and Shareholder Service Fee consists of the following: up to 0.25% of the respective average daily net assets of the Investor Shares, up to 0.50% of the respective average daily net assets of the Class A Shares and up to 1.00% of the respective average daily net assets of the Class B Shares. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. Effective June 1, 2001, the annual Service Fee was increased from 0.25% to 0.30% of the average daily net assets attributable to such shares.

5. EARLY REDEMPTION FEE. For the Funds, certain shares purchased on or after September 1, 2001, that were redeemed or exchanged in less than 30 days, are assessed a fee of 2% of the current net asset value of the shares. The fee, applied to shares redeemed or exchanged in the order in which they are purchased, is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For the year ended March 31, 2002, the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg International Equity Fund earned early redemption fees in the amount of $71,336, $75,563, $12,162, $116 and $6,397, respectively. Such amounts are included in the cost of shares redeemed which are recorded as net amounts.

6. SECURITY PURCHASES AND SALES. For the year ended March 31, 2002, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
     AXA Rosenberg U.S. Small Capitalization Fund...........  $519,533,792   $502,993,557
     AXA Rosenberg International Small Capitalization
      Fund..................................................    55,221,944     62,464,342
     AXA Rosenberg Value Market Neutral Fund................    82,827,827     88,236,883
     AXA Rosenberg Select Sectors Market Neutral Fund.......    33,179,516     34,992,604
     AXA Rosenberg Enhanced 500 Fund........................     4,785,567      4,475,080
     AXA Rosenberg International Equity Fund................    11,152,778     11,276,127
     AXA Rosenberg Multi-Strategy Market Neutral Fund.......    25,065,845     30,464,252
     AXA Rosenberg U.S. Discovery Fund......................     4,614,386      1,889,633
     AXA Rosenberg European Fund............................    13,714,954      6,383,517

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

7. SALES AND REDEMPTIONS OF SHARES. The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                                  YEAR ENDED MARCH 31, 2002
                                    -------------------------------------------------------------------------------------
                                                                                       AXA
                                                          AXA             AXA       ROSENBERG
                                         AXA           ROSENBERG       ROSENBERG     SELECT        AXA           AXA
                                      ROSENBERG      INTERNATIONAL       VALUE       SECTORS    ROSENBERG     ROSENBERG
                                      U.S. SMALL         SMALL          MARKET       MARKET     ENHANCED    INTERNATIONAL
                                    CAPITALIZATION   CAPITALIZATION     NEUTRAL      NEUTRAL       500         EQUITY
                                         FUND             FUND           FUND         FUND        FUND          FUND
                                    --------------   --------------   -----------   ---------   ---------   -------------
Shares sold:
 Institutional....................    11,450,046        2,647,769         493,395    265,315      46,282       209,245
 Adviser..........................     1,006,522               --              --         --          --            --
 Investor.........................     5,658,543        3,439,550       2,749,277     53,906          --        31,806
 Class A****......................            --              131          43,531      1,056         205           146
 Class B****......................            --              131          11,245         91         142           145
                                     -----------      -----------     -----------   --------     -------      --------
                                      18,115,111        6,087,581       3,297,448    320,368      46,629       241,342
                                     -----------      -----------     -----------   --------     -------      --------
Shares sold in exchange for shares
 of Barr Rosenberg VIT Market
 Neutral Fund:
 Institutional....................            --               --         507,890         --          --            --
                                     -----------      -----------     -----------   --------     -------      --------
Issued upon reinvestment of
 distributions:
 Institutional....................     2,342,330           74,947         209,836     34,714         343         5,678
 Adviser..........................        62,484               --              --         --          --            --
 Investor.........................       425,577           17,575          10,386        295          --           151
 Class A..........................            --                3              60          2           1             8
 Class B..........................            --                3               3          2           1             8
                                     -----------      -----------     -----------   --------     -------      --------
                                       2,830,391           92,528         220,285     35,013         345         5,845
                                     -----------      -----------     -----------   --------     -------      --------
Shares redeemed:
 Institutional....................   (13,302,892)      (4,010,528)     (1,068,555)  (552,350)     (1,343)     (216,505)
 Adviser..........................      (331,610)              --              --         --          --            --
 Investor.........................    (3,159,732)      (2,896,413)     (2,648,792)   (11,112)         --       (32,413)
 Class A..........................            --               --              --         --         (63)           --
 Class B..........................            --               --              --         --          --            --
                                     -----------      -----------     -----------   --------     -------      --------
                                     (16,794,234)      (6,906,941)     (3,717,347)  (563,462)     (1,406)     (248,918)
                                     -----------      -----------     -----------   --------     -------      --------
Net increase/(decrease):
 Institutional....................       489,484       (1,287,812)        142,566   (252,321)     45,282        (1,582)
 Adviser..........................       737,396               --              --         --          --            --
 Investor.........................     2,924,388          560,712         110,871     43,089          --          (456)
 Class A..........................            --              134          43,591      1,058         143           154
 Class B..........................            --              134          11,248         93         143           153
                                     -----------      -----------     -----------   --------     -------      --------
                                       4,151,268         (726,832)        308,276   (208,081)     45,568        (1,731)
                                     ===========      ===========     ===========   ========     =======      ========

                                        YEAR ENDED MARCH 31, 2002
                                    ---------------------------------
                                       AXA
                                    ROSENBERG
                                     MULTI-        AXA
                                    STRATEGY    ROSENBERG      AXA
                                     MARKET       U.S.      ROSENBERG
                                     NEUTRAL    DISCOVERY   EUROPEAN
                                      FUND*      FUND**      FUND***
                                    ---------   ---------   ---------
Shares sold:
 Institutional....................   103,543     268,939     750,001
 Adviser..........................        --          --          --
 Investor.........................     2,891       8,848          --
 Class A****......................        89       2,807         115
 Class B****......................        89       5,227         115
                                    --------    --------     -------
                                     106,612     285,821     750,231
                                    --------    --------     -------
Shares sold in exchange for shares
 of Barr Rosenberg VIT Market
 Neutral Fund:
 Institutional....................        --          --          --
                                    --------    --------     -------
Issued upon reinvestment of
 distributions:
 Institutional....................    43,469         580          --
 Adviser..........................        --          --          --
 Investor.........................        34          16          --
 Class A..........................         4          --          --
 Class B..........................         4          --          --
                                    --------    --------     -------
                                      43,511         596          --
                                    --------    --------     -------
Shares redeemed:
 Institutional....................  (692,583)       (963)         --
 Adviser..........................        --          --          --
 Investor.........................    (2,224)         --          --
 Class A..........................        --          --          --
 Class B..........................        --          --          --
                                    --------    --------     -------
                                    (694,807)       (963)         --
                                    --------    --------     -------
Net increase/(decrease):
 Institutional....................  (545,571)    268,556     750,001
 Adviser..........................        --          --          --
 Investor.........................       701       8,864          --
 Class A..........................        93       2,807         115
 Class B..........................        93       5,227         115
                                    --------    --------     -------
                                    (544,684)    285,454     750,231
                                    ========    ========     =======

---------------

*   From commencement of operations on August 23, 2001 (Investor Shares).

** From commencement of operations on September 4, 2001 (Institutional Shares) and October 3, 2001 (Investor Shares).

***  From commencement of operations on July 23, 2001 (Institutional Shares).

**** From commencement of operations on October 1, 2001 (for all funds except the AXA Rosenberg U.S. Small Capitalization Fund).

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

                                                                    YEAR ENDED MARCH 31, 2001
                                -------------------------------------------------------------------------------------------------
                                                                                  AXA                                      AXA
                                                      AXA            AXA       ROSENBERG                                ROSENBERG
                                     AXA           ROSENBERG      ROSENBERG      SELECT        AXA           AXA         MULTI-
                                  ROSENBERG      INTERNATIONAL      VALUE       SECTORS     ROSENBERG     ROSENBERG     STRATEGY
                                  U.S. SMALL         SMALL          MARKET       MARKET     ENHANCED    INTERNATIONAL    MARKET
                                CAPITALIZATION   CAPITALIZATION    NEUTRAL      NEUTRAL        500         EQUITY        NEUTRAL
                                     FUND             FUND           FUND         FUND        FUND*        FUND**        FUND***
                                --------------   --------------   ----------   ----------   ---------   -------------   ---------
Shares sold:
 Institutional................     7,251,114        1,396,097      1,759,709       49,833    507,560      1,000,002     2,481,212
 Adviser......................       437,910               --             --           --         --             --            --
 Investor.....................     7,021,446          271,414        672,181        4,323         --            207            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
                                  14,710,470        1,667,511      2,431,890       54,156    507,560      1,000,209     2,481,212
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
Shares sold in exchange for
 shares of AXA Rosenberg Japan
 Fund:
 Institutional................            --               --             --           --         --        113,751            --
 Adviser......................            --               --             --           --         --             --            --
 Investor.....................            --               --             --           --         --          2,740            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
                                          --               --             --           --         --        116,491            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
Issued upon reinvestment of
 dividends:
 Institutional................     1,534,919          619,859        457,811      120,951         23             --        46,908
 Adviser......................        25,972               --             --           --         --             --            --
 Investor.....................        48,044           20,843         22,897          420         --             --            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
                                   1,608,935          640,702        480,708      121,371         23             --        46,908
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
Shares redeemed:
 Institutional................   (10,660,036)      (1,201,194)    (4,609,497)  (1,456,074)       (31)           (90)     (945,804)
 Adviser......................      (396,575)              --             --           --         --             --            --
 Investor.....................    (1,345,415)        (241,952)    (1,038,684)     (84,577)        --             --            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
                                 (12,402,026)      (1,443,146)    (5,648,181)  (1,540,651)       (31)           (90)     (945,804)
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
Net increase/(decrease):
 Institutional................    (1,874,003)         814,762     (2,391,977)  (1,285,290)   507,552      1,113,663     1,582,316
 Adviser......................        67,307               --             --           --         --             --            --
 Investor.....................     5,724,075           50,305       (343,606)     (79,834)        --          2,947            --
                                 -----------       ----------     ----------   ----------    -------      ---------     ---------
                                   3,917,379          865,067     (2,735,583)  (1,365,124)   507,552      1,116,610     1,582,316
                                 ===========       ==========     ==========   ==========    =======      =========     =========

---------------

*  From commencement of operations on June 7, 2000 (Institutional Shares).

** From commencement of operations on June 7, 2000 (Institutional Shares) and December 5, 2000 (Investor Shares).

*** From commencement of operations on September 29, 2000 (Institutional
    Shares).

8. LINE OF CREDIT. A loan agreement to a maximum amount of 33.33% of total net assets for the AXA Rosenberg Value Market Neutral Fund has been established by the custodian for temporary purposes. In addition, an unsecured committed line of credit to a maximum amount of $20,000,000 has been established by the custodian for general purposes for the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund. A commitment fee of 0.09% per annum will be incurred on the unused portion of the line of credit which is allocated to the Funds. There were no borrowings on the line of credit for the year ended March 31, 2002.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

9. DISTRIBUTIONS TO SHAREHOLDERS. The tax character of distributions paid during the fiscal year ended March 31, 2002 was as follows:

                                                                DISTRIBUTIONS PAID FROM
                                                             ------------------------------                       TOTAL
                                                             NET INVESTMENT   NET LONG-TERM   TOTAL TAXABLE   DISTRIBUTIONS
                                                                 INCOME       CAPITAL GAINS   DISTRIBUTIONS       PAID
                                                             --------------   -------------   -------------   -------------
AXA Rosenberg U.S. Small Capitalization Fund...............    $1,614,303      $27,050,315     $28,664,618     $28,664,618
AXA Rosenberg International Small Capitalization Fund......       735,737               --         735,737         735,737
AXA Rosenberg Value Market Neutral Fund....................     1,765,000               --       1,765,000       1,765,000
AXA Rosenberg Select Sectors Market Neutral Fund...........       339,000               --         339,000         339,000
AXA Rosenberg Enhanced 500 Fund............................        32,000               --          32,000          32,000
AXA Rosenberg International Equity Fund....................       402,000               --         402,000         402,000
AXA Rosenberg Multi-Strategy Market Neutral Fund...........       409,000               --         409,000         409,000
AXA Rosenberg U.S. Discovery Fund..........................         6,001               --           6,001           6,001

As of March 31, 2002, the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                    UNDISTRIBUTED                                         UNREALIZED
                                   UNDISTRIBUTED      LONG-TERM     ACCUMULATED   ACCUMULATED CAPITAL   APPRECIATION/
                                  ORDINARY INCOME   CAPITAL GAINS    EARNINGS      AND OTHER LOSSES     (DEPRECIATION)
                                  ---------------   -------------   -----------   -------------------   --------------
AXA Rosenberg U.S. Small
  Capitalization Fund...........     $     --        $17,860,532    $17,860,532      $         --        $117,071,448
AXA Rosenberg International
  Small Capitalization Fund.....      107,307                 --        107,307        (8,350,153)           (909,645)
AXA Rosenberg Value Market
  Neutral Fund..................           --                 --             --       (56,602,210)         15,688,891
AXA Rosenberg Select Sectors
  Market Neutral Fund...........        4,646                 --          4,646        (2,219,213)          1,592,258
AXA Rosenberg Enhanced 500
  Fund..........................        4,466                 --          4,466          (652,014)           (471,511)
AXA Rosenberg International
  Equity Fund...................           --                 --             --        (2,883,617)           (593,703)
AXA Rosenberg Multi-Strategy
  Market Neutral Fund...........           --                 --             --        (2,432,750)          1,833,354
AXA Rosenberg U.S. Discovery
  Fund..........................        1,445                 --          1,445          (121,798)            453,398
AXA Rosenberg European Fund.....       21,363                 --         21,363          (106,726)            (94,641)

                                        TOTAL
                                     ACCUMULATED
                                  EARNINGS/(DEFICIT)
                                  ------------------
AXA Rosenberg U.S. Small
  Capitalization Fund...........     $134,931,980
AXA Rosenberg International
  Small Capitalization Fund.....       (9,152,491)
AXA Rosenberg Value Market
  Neutral Fund..................      (40,913,319)
AXA Rosenberg Select Sectors
  Market Neutral Fund...........         (622,309)
AXA Rosenberg Enhanced 500
  Fund..........................       (1,119,059)
AXA Rosenberg International
  Equity Fund...................       (3,477,320)
AXA Rosenberg Multi-Strategy
  Market Neutral Fund...........         (599,396)
AXA Rosenberg U.S. Discovery
  Fund..........................          333,045
AXA Rosenberg European Fund.....         (180,004)

As of March 31, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                                                    EXPIRES
                              ------------------------------------------------------------------------------------
                               2003       2005       2006        2007          2008          2009          2010         TOTAL
                              -------   --------   --------   -----------   -----------   -----------   ----------   -----------
AXA Rosenberg International
  Small Capitalization
  Fund......................  $    --   $     --   $     --   $        --   $        --   $        --   $5,837,140   $ 5,837,140
AXA Rosenberg Value Market
  Neutral Fund..............       --         --         --    16,655,181    28,459,569    11,040,106           --    56,154,856
AXA Rosenberg Select Sectors
  Market Neutral Fund.......       --         --         --            --     1,559,877            --      659,336     2,219,213
AXA Rosenberg Enhanced 500
  Fund......................       --         --         --            --            --       130,342      407,144       537,486
AXA Rosenberg International
  Equity Fund...............   20,835    261,584    282,014            --         7,313       112,715    1,280,844     1,965,305
AXA Rosenberg Multi-Strategy
  Market Neutral Fund.......       --         --         --            --            --            --    2,432,750     2,432,750
AXA Rosenberg U.S. Discovery
  Fund......................       --         --         --            --            --            --       13,615        13,615
AXA Rosenberg European
  Fund......................       --         --         --            --            --            --      106,726       106,726

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended March 31, 2002, the Funds deferred to April 1, 2002 post October capital losses and post October currency losses of:

                                                              CAPITAL LOSSES   CURRENCY LOSSES
                                                              --------------   ---------------
     AXA Rosenberg International Small Capitalization
      Fund..................................................    $2,513,013         $   --
     AXA Rosenberg Value Market Neutral Fund................       447,354             --
     AXA Rosenberg Enhanced 500 Fund........................       114,528             --
     AXA Rosenberg International Equity Fund................       913,879          4,433
     AXA Rosenberg U.S. Discovery Fund......................       108,183             --

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund and the AXA Rosenberg U.S. Discovery Fund, 100.00%, 45.48%, 41.25%, 100.00%, 27.13% and 100.00% of the
total ordinary income distributions paid during the fiscal year ended March 31, 2002, qualify for the corporate dividends received deduction, respectively.

The AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 2002. The following information is presented with respect to the election:

                                                                   AXA
                                                                ROSENBERG
                                                              INTERNATIONAL         AXA
                                                                  SMALL          ROSENBERG          AXA
                                                              CAPITALIZATION   INTERNATIONAL     ROSENBERG
                                                                   FUND         EQUITY FUND    EUROPEAN FUND
                                                              --------------   -------------   -------------
      Gross Income from Foreign Countries...................    $1,046,315       $192,372         $44,068
      Gross Income from Foreign Countries Per Share.........    $    0.258       $  0.173         $ 0.059
      Income Taxes Paid to Foreign Countries................    $  168,892       $ 23,576         $10,082
      Income Taxes Paid to Foreign Countries Per Share......    $    0.042       $  0.021         $ 0.013

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
                                    --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period..........................     $   9.57         $  10.06         $   7.66         $   9.76         $   7.13
                                       --------         --------         --------         --------         --------
Investment activities:
  Net investment income...........         0.03*            0.03*              --             0.01*            0.02*
  Net realized and unrealized
     gains/(losses) on
     investments..................         2.17            (0.16)            2.40            (2.02)            3.14
                                       --------         --------         --------         --------         --------
  Total from investment
     activities...................         2.20            (0.13)            2.40            (2.01)            3.16
                                       --------         --------         --------         --------         --------
Distributions:
  Net investment income...........        (0.04)           (0.03)              --**          (0.01)           (0.01)
  Net realized gains on
     investments..................        (0.55)           (0.33)              --            (0.08)           (0.52)
                                       --------         --------         --------         --------         --------
  Total distributions.............        (0.59)           (0.36)              --            (0.09)           (0.53)
                                       --------         --------         --------         --------         --------
Net asset value, end of period....     $  11.18         $   9.57         $  10.06         $   7.66         $   9.76
                                       ========         ========         ========         ========         ========
Total return......................        23.92%           (1.26)%          31.36%          (20.56)%          44.95%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)........................     $482,205         $408,148         $447,879         $445,476         $537,891
  Net investment income net of
     waivers/reimbursements.......         0.33%            0.26%            0.02%            0.16%            0.19%
  Expenses before
     waivers/reimbursements.......         1.29%            1.25%            1.23%            1.19%            1.30%
  Expenses net of
     waivers/reimbursements.......         1.15%            1.15%            1.15%            1.15%            1.15%
  Portfolio turnover rate.........       101.08%          128.79%          141.78%          123.66%           77.70%

---------------

*  Calculated based on the average shares outstanding during the period.

** Distribution per share was less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
                                    --------------   --------------   --------------   --------------   --------------
ADVISER SHARES
Net asset value, beginning of
  period..........................     $  9.53           $10.02           $ 7.65          $  9.75          $  7.14
                                       -------           ------           ------          -------          -------
Investment activities:
  Net investment income/(loss)....          --*            0.01*              --               --*           (0.01)*
  Net realized and unrealized
     gains/(losses) on
     investments..................        2.17            (0.16)            2.37            (2.02)            3.14
                                       -------           ------           ------          -------          -------
  Total from investment
     activities...................        2.17            (0.15)            2.37            (2.02)            3.13
                                       -------           ------           ------          -------          -------
Distributions:
  Net investment income...........       (0.03)           (0.01)              --**             --               --
  Net realized gains on
     investments..................       (0.55)           (0.33)              --            (0.08)           (0.52)
                                       -------           ------           ------          -------          -------
  Total distributions.............       (0.58)           (0.34)              --            (0.08)           (0.52)
                                       -------           ------           ------          -------          -------
Net asset value, end of period....     $ 11.12           $ 9.53           $10.02          $  7.65          $  9.75
                                       =======           ======           ======          =======          =======
Total return......................       23.61%           (1.43)%          31.00%          (20.70)%          44.50%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)........................     $17,695           $8,137           $7,884          $15,465          $17,448
  Net investment income/(loss) net
     of waivers/reimbursements....        0.05%            0.07%           (0.16)%          (0.00)%          (0.06)%
  Expenses before
     waivers/reimbursements.......        1.53%            1.45%            1.39%            1.35%            1.56%
  Expenses net of
     waivers/reimbursements.......        1.39%            1.35%            1.31%            1.29%            1.40%
  Portfolio turnover rate.........      101.08%          128.79%          141.78%          123.66%           77.70%

---------------

*  Calculated based on the average shares outstanding during the period.

** Distribution per share was less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
                                    --------------   --------------   --------------   --------------   --------------
INVESTOR SHARES
Net asset value, beginning of
  period..........................     $   9.50         $ 10.00          $  7.63          $  9.73          $  7.13
                                       --------         -------          -------          -------          -------
Investment activities:
  Net investment loss.............           --*          (0.01)*             --            (0.01)*          (0.02)*
  Net realized and unrealized
     gains/(losses) on
     investments..................         2.15           (0.14)            2.37            (2.01)            3.14
                                       --------         -------          -------          -------          -------
  Total from investment
     activities...................         2.15           (0.15)            2.37            (2.02)            3.12
                                       --------         -------          -------          -------          -------
Distributions:
  Net investment income...........        (0.02)          (0.02)              --               --               --
  Net realized gains on
     investments..................        (0.55)          (0.33)              --            (0.08)           (0.52)
                                       --------         -------          -------          -------          -------
  Total distributions.............        (0.57)          (0.35)              --            (0.08)           (0.52)
                                       --------         -------          -------          -------          -------
Net asset value, end of period....     $  11.08         $  9.50          $ 10.00          $  7.63          $  9.73
                                       ========         =======          =======          =======          =======
Total return......................        23.50%          (1.52)%          31.06%          (20.74)%          44.42%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)........................     $108,449         $65,217          $11,400          $16,228          $33,724
  Net investment loss net of
     waivers/reimbursements.......        (0.05)%         (0.13)%          (0.13)%          (0.15)%          (0.24)%
  Expenses before
     waivers/reimbursements.......         1.65%           1.53%            1.50%            1.77%            2.05%
  Expenses net of
     waivers/reimbursements.......         1.51%           1.43%            1.28%            1.42%            1.59%
  Portfolio turnover rate.........       101.08%         128.79%          141.78%          123.66%           77.70%

---------------

* Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
                                    --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period..........................     $  9.13          $ 11.81          $  9.11          $ 10.10          $ 10.13
                                       -------          -------          -------          -------          -------
Investment activities:
  Net investment income...........        0.15*            0.11             0.15             0.12*            0.08*
  Net realized and unrealized
     gains/(losses) on investments
     and foreign currency
     transactions.................       (0.61)           (1.28)            2.74            (1.02)            0.14
                                       -------          -------          -------          -------          -------
  Total from investment
     activities...................       (0.46)           (1.17)            2.89            (0.90)            0.22
                                       -------          -------          -------          -------          -------
Distributions:
  Net investment income...........       (0.19)           (0.16)           (0.19)           (0.09)           (0.05)
  Net realized gains on
     investments and foreign
     currency transactions........          --**          (1.35)              --               --            (0.20)
                                       -------          -------          -------          -------          -------
  Total distributions.............       (0.19)           (1.51)           (0.19)           (0.09)           (0.25)
                                       -------          -------          -------          -------          -------
Net asset value, end of period....     $  8.48          $  9.13          $ 11.81          $  9.11          $ 10.10
                                       =======          =======          =======          =======          =======
Total return......................       (4.80)%         (10.78)%          32.04%           (8.83)%           2.51%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)........................     $28,027          $41,951          $44,628          $34,292          $39,218
  Net investment income net of
     waivers/reimbursements.......        1.71%            0.99%            1.43%            1.29%            0.82%
  Expenses before
     waivers/reimbursements.......        2.24%            1.93%            1.96%            1.97%            2.64%
  Expenses net of
     waivers/reimbursements.......        1.50%            1.50%            1.50%            1.50%            1.50%
  Portfolio turnover rate.........      147.52%          148.53%          148.72%          111.05%           77.72%

---------------

*  Calculated based on the average shares outstanding during the period.

** Distribution per share was less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998
                                    --------------   --------------   --------------   --------------   --------------
INVESTOR SHARES
Net asset value, beginning of
  period..........................      $ 9.09           $11.77           $ 9.10           $10.09           $10.13
                                        ------           ------           ------           ------           ------
Investment activities:
  Net investment income...........        0.07*            0.08             0.13             0.07*            0.06*
  Net realized and unrealized
     gains/(losses) on investments
     and foreign currency
     transactions.................       (0.55)           (1.29)            2.71            (1.00)            0.14
                                        ------           ------           ------           ------           ------
  Total from investment
     activities...................       (0.48)           (1.21)            2.84            (0.93)            0.20
                                        ------           ------           ------           ------           ------
Distributions:
  Net investment income...........       (0.18)           (0.12)           (0.17)           (0.06)           (0.04)
  Net realized gains on
     investments and foreign
     currency transactions........          --**          (1.35)              --               --            (0.20)
                                        ------           ------           ------           ------           ------
  Total distributions.............       (0.18)           (1.47)           (0.17)           (0.06)           (0.24)
                                        ------           ------           ------           ------           ------
Net asset value, end of period....      $ 8.43           $ 9.09           $11.77           $ 9.10           $10.09
                                        ======           ======           ======           ======           ======
Total return......................       (5.08)%         (11.08)%          31.47%           (9.16)%           2.22%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)........................      $6,334           $1,731           $1,650           $1,697           $1,375
  Net investment income net of
     waivers/reimbursements.......        0.79%            0.67%            1.14%            0.79%            0.61%
  Expenses before
     waivers/reimbursements.......        2.67%            2.24%            2.28%            2.66%            3.35%
  Expenses net of
     waivers/reimbursements.......        1.78%            1.81%            1.81%            1.95%            1.91%
  Portfolio turnover rate.........      147.52%          148.53%          148.72%          111.05%           77.72%

---------------

*  Calculated based on the average shares outstanding during the period.

** Distribution per share was less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $ 7.71
                                                                     ------
Investment activities:
  Net investment income.....................................             --*
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................           0.94
                                                                     ------
  Total from investment activities..........................           0.94
                                                                     ------
Distributions:
  Net investment income.....................................          (0.19)
  Net realized gains on investments and foreign currency
     transactions...........................................             --**
                                                                     ------
  Total distributions.......................................          (0.19)
                                                                     ------
Net asset value, end of period..............................         $ 8.46
                                                                     ======
Total return (excludes sales charge)........................          12.40%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $    1
  Net investment income net of waivers/reimbursements.......           0.10%****
  Expenses before waivers/reimbursements....................           3.13%****
  Expenses net of waivers/reimbursements....................           2.00%****
  Portfolio turnover rate...................................         147.52%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Distribution per share was less than $0.005.

***  Not annualized.

**** Annualized.

(a)   From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS B SHARES
Net asset value, beginning of period........................         $ 7.71
                                                                     ------
Investment activities:
  Net investment loss.......................................          (0.02)*
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................           0.94
                                                                     ------
  Total from investment activities..........................           0.92
                                                                     ------
Distributions:
  Net investment income.....................................          (0.18)
  Net realized gains on investments and foreign currency
     transactions...........................................             --**
                                                                     ------
  Total distributions.......................................          (0.18)
                                                                     ------
Net asset value, end of period..............................         $ 8.45
                                                                     ======
Total return (excludes redemption charge)...................          12.12%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $    1
  Net investment loss net of waivers/reimbursements.........          (0.40)%****
  Expenses before waivers/reimbursements....................           3.63%****
  Expenses net of waivers/reimbursements....................           2.50%****
  Portfolio turnover rate...................................         147.52%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Distribution per share was less than $0.005.

***  Not annualized.

**** Annualized.

(a)   From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                   ENDED            ENDED            ENDED            ENDED              ENDED
                               MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998(a)
                               --------------   --------------   --------------   --------------   -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.....................     $  8.11          $  7.42          $  8.99          $   9.97          $  10.00
                                  -------          -------          -------          --------          --------
Investment activities:
  Net investment income......        0.13*            0.34*            0.34              0.29*             0.10*
  Net realized and unrealized
     gains/(losses) on
     investments and
     securities sold short...        0.93             0.78            (1.58)            (1.00)            (0.13)
                                  -------          -------          -------          --------          --------
  Total from investment
     activities..............        1.06             1.12            (1.24)            (0.71)            (0.03)
                                  -------          -------          -------          --------          --------
Distributions:
  Net investment income......       (0.22)           (0.43)           (0.33)            (0.27)               --
                                  -------          -------          -------          --------          --------
  Total distributions........       (0.22)           (0.43)           (0.33)            (0.27)               --
                                  -------          -------          -------          --------          --------
Net asset value, end of
  period.....................     $  8.95          $  8.11          $  7.42          $   8.99          $   9.97
                                  =======          =======          =======          ========          ========
Total return.................       13.53%           15.96%          (14.13)%           (7.31)%           (0.30)%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)...................     $69,629          $61,923          $74,401          $162,404          $168,080
  Net investment income net
     of
    waivers/reimbursements...        1.61%            4.56%            2.82%             2.97%             3.31%***
  Expenses (including
     dividend expense) before
    waivers/reimbursements...        2.49%            3.05%            3.40%             3.07%             3.33%***
  Expenses (including
     dividend expense) net of
    waivers/reimbursements...        2.18%            2.72%            3.04%             2.85%             2.75%***
  Expenses (excluding
     dividend expense) net of
    waivers/reimbursements...        1.75%            1.84%            2.00%             2.00%             2.00%***
  Portfolio turnover rate....      126.45%          129.80%          139.22%           205.32%           232.93%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                   ENDED            ENDED            ENDED            ENDED              ENDED
                               MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998(a)
                               --------------   --------------   --------------   --------------   -----------------
INVESTOR SHARES
Net asset value, beginning of
  period.....................      $ 8.10           $ 7.41           $ 8.98          $  9.96            $ 10.00
                                   ------           ------           ------          -------            -------
Investment activities:
  Net investment income......        0.09*            0.31*            0.32             0.25*              0.08*
  Net realized and unrealized
     gains/(losses) on
     investments and
     securities sold short...        0.96             0.78            (1.59)           (1.00)             (0.12)
                                   ------           ------           ------          -------            -------
  Total from investment
     activities..............        1.05             1.09            (1.27)           (0.75)             (0.04)
                                   ------           ------           ------          -------            -------
Distributions:
  Net investment income......       (0.20)           (0.40)           (0.30)           (0.23)                --
                                   ------           ------           ------          -------            -------
  Total distributions........       (0.20)           (0.40)           (0.30)           (0.23)                --
                                   ------           ------           ------          -------            -------
Net asset value, end of
  period.....................      $ 8.95           $ 8.10           $ 7.41          $  8.98            $  9.96
                                   ======           ======           ======          =======            =======
Total return.................       13.24%           15.49%          (14.41)%          (7.66)%            (0.40)%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)...................      $5,355           $3,952           $6,155          $37,387            $35,223
  Net investment income net
     of
    waivers/reimbursements...        1.05%            4.23%            2.36%            2.53%              2.82%***
  Expenses (including
     dividend expense) before
    waivers/reimbursements...        2.79%            3.37%            3.70%            3.52%              3.87%***
  Expenses (including
     dividend expense) net of
    waivers/reimbursements...        2.48%            3.04%            3.35%            3.31%              3.34%***
  Expenses (excluding
     dividend expense) net of
    waivers/reimbursements...        2.04%            2.16%            2.29%            2.45%              2.50%***
  Portfolio turnover rate....      126.45%          129.80%          139.22%          205.32%            232.93%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $  9.56
                                                                     -------
Investment Activities:
  Net investment loss.......................................           (0.02)*
  Net realized and unrealized losses on investments and
     securities sold short..................................           (0.38)
                                                                     -------
  Total from investment activities..........................           (0.40)
                                                                     -------
Distributions:
  Net investment income.....................................           (0.22)
                                                                     -------
  Total distributions.......................................           (0.22)
                                                                     -------
Net asset value, end of period..............................         $  8.94
                                                                     =======
Total return (excludes sales charge)........................           (3.92)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   390
  Net investment loss net of waivers/reimbursements.........           (0.54)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................            3.01%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................            2.64%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................            2.25%***
  Portfolio turnover rate...................................          126.45%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                ------------------
CLASS B SHARES
Net asset value, beginning of period........................         $  9.56
                                                                     -------
Investment activities:
  Net investment loss.......................................           (0.05)*
  Net realized and unrealized losses on investments and
     securities sold short..................................           (0.38)
                                                                     -------
  Total from investment activities..........................           (0.43)
                                                                     -------
Distributions:
  Net investment income.....................................           (0.20)
                                                                     -------
  Total distributions.......................................           (0.20)
                                                                     -------
Net asset value, end of period..............................         $  8.93
                                                                     =======
Total return (excludes redemption charge)...................           (4.11)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   100
  Net investment loss net of waivers/reimbursements.........           (1.05)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................            3.51%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................            3.14%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................            2.75%***
  Portfolio turnover rate...................................          126.45%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                         ENDED             ENDED             ENDED               ENDED
                                     MARCH 31, 2002    MARCH 31, 2001    MARCH 31, 2000    MARCH 31, 1999(a)
                                     --------------    --------------    --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period...........................     $  9.61           $ 11.05           $ 10.46             $ 10.00
                                        -------           -------           -------             -------
Investment activities:
  Net investment income............        0.18*             0.53*             0.44                0.11
  Net realized and unrealized
     gains/(losses) on investments
     and securities sold short.....        0.69             (1.12)             0.57                0.40
                                        -------           -------           -------             -------
  Total from investment
     activities....................        0.87             (0.59)             1.01                0.51
                                        -------           -------           -------             -------
Distributions:
  Net investment income............       (0.26)            (0.85)            (0.42)              (0.05)
                                        -------           -------           -------             -------
  Total distributions..............       (0.26)            (0.85)            (0.42)              (0.05)
                                        -------           -------           -------             -------
Net asset value, end of period.....     $ 10.22           $  9.61           $ 11.05             $ 10.46
                                        =======           =======           =======             =======
Total return.......................        9.20%            (4.79)%            9.82%               5.14%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).........................     $10,037           $11,855           $27,835             $28,814
  Net investment income net of
     waivers/reimbursements........        1.87%             5.19%             3.99%               3.15%***
  Expenses (including dividend
     expense) before
     waivers/reimbursements........        2.84%             2.67%             2.81%               3.90%***
  Expenses (including dividend
     expense) net of
     waivers/reimbursements........        1.95%             2.12%             2.27%               2.75%***
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements........        1.25%             1.25%             1.25%               1.25%***
  Portfolio turnover rate..........      313.22%           399.02%           368.26%             145.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 19, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                         ENDED             ENDED             ENDED               ENDED
                                     MARCH 31, 2002    MARCH 31, 2001    MARCH 31, 2000    MARCH 31, 1999(a)
                                     --------------    --------------    --------------    -----------------
INVESTOR SHARES
Net asset value, beginning of
  period...........................      $ 9.73            $10.99            $10.43             $10.00
                                         ------            ------            ------             ------
Investment activities:
  Net investment income............        0.10*             0.50*             0.43               0.07
  Net realized and unrealized
     gains/(losses) on investments
     and securities sold short.....        0.76             (1.10)             0.53               0.40
                                         ------            ------            ------             ------
  Total from investment
     activities....................        0.86             (0.60)             0.96               0.47
                                         ------            ------            ------             ------
Distributions:
  Net investment income............       (0.25)            (0.66)            (0.40)             (0.04)
                                         ------            ------            ------             ------
  Total distributions..............       (0.25)            (0.66)            (0.40)             (0.04)
                                         ------            ------            ------             ------
Net asset value, end of period.....      $10.34            $ 9.73            $10.99             $10.43
                                         ======            ======            ======             ======
Total return.......................        8.96%            (5.06)%            9.39%              4.71%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).........................      $  471            $   24            $  904             $  539
  Net investment income net of
     waivers/reimbursements........        0.99%             4.90%             3.72%              2.26%***
  Expenses (including dividend
     expense) before
     waivers/reimbursements........        3.42%             2.96%             3.11%              3.73%***
  Expenses (including dividend
     expense) net of
     waivers/reimbursements........        2.42%             2.41%             2.55%              2.77%***
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements........        1.56%             1.54%             1.52%              1.46%***
  Portfolio turnover rate..........      313.22%           399.02%           368.26%            145.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on November 11, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $11.17
                                                                     ------
Investment activities:
  Net investment income.....................................             --*
  Net realized and unrealized losses on investments and
     securities sold short..................................          (0.70)
                                                                     ------
  Total from investment activities..........................          (0.70)
                                                                     ------
Distributions:
  Net investment income.....................................          (0.25)
                                                                     ------
  Total distributions.......................................          (0.25)
                                                                     ------
Net asset value, end of period..............................         $10.22
                                                                     ======
Total return (excludes sales charge)........................          (6.13)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   11
  Net investment income net of waivers/reimbursements.......           0.07%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................           3.73%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................           2.63%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................           1.75%***
  Portfolio turnover rate...................................         313.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS B SHARES
Net asset value, beginning of period........................         $11.17
                                                                     ------
Investment activities:
  Net investment loss.......................................          (0.01)*
  Net realized and unrealized losses on investments and
     securities sold short..................................          (0.72)
                                                                     ------
  Total from investment activities..........................          (0.73)
                                                                     ------
Distributions:
  Net investment income.....................................          (0.24)
                                                                     ------
  Total distributions.......................................          (0.24)
                                                                     ------
Net asset value, end of period..............................         $10.20
                                                                     ======
Total return (excludes redemption charge)...................          (6.43)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $    1
  Net investment loss net of waivers/reimbursements.........          (0.11)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................           4.23%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................           3.13%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................           2.25%***
  Portfolio turnover rate...................................         313.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2002    MARCH 31, 2001(a)
                                                              --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................      $ 7.70             $10.00
                                                                  ------             ------
Investment activities:
  Net investment income.....................................        0.06               0.04
  Net realized and unrealized gains/(losses) on
     investments............................................        0.07              (2.31)
                                                                  ------             ------
  Total from investment activities..........................        0.13              (2.27)
                                                                  ------             ------
Distributions:
  Net investment income.....................................       (0.06)             (0.03)
                                                                  ------             ------
  Total distributions.......................................       (0.06)             (0.03)
                                                                  ------             ------
Net asset value, end of period..............................      $ 7.77             $ 7.70
                                                                  ======             ======
Total return................................................        1.69%            (22.71)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................      $4,297             $3,910
  Net investment income net of waivers/reimbursements.......        0.76%              0.59%**
  Expenses before waivers/reimbursements....................        3.81%              2.90%**
  Expenses net of waivers/reimbursements....................        0.75%              0.75%**
  Portfolio turnover rate...................................      111.54%             88.81%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 2002(a)
                                                              ------------------
CLASS A SHARES
Net asset value, beginning of period........................        $ 7.10
                                                                    ------
Investment activities:
  Net investment income.....................................          0.01
  Net realized and unrealized gains on investments..........          0.70
                                                                    ------
  Total from investment activities..........................          0.71
                                                                    ------
Distributions:
  Net investment income.....................................         (0.05)
                                                                    ------
  Total distributions.......................................         (0.05)
                                                                    ------
Net asset value, end of period..............................        $ 7.76
                                                                    ======
Total return (excludes sales charge)........................         10.07%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1
  Net investment income net of waivers/reimbursements.......          0.24%**
  Expenses before waivers/reimbursements....................          5.17%**
  Expenses net of waivers/reimbursements....................          1.25%**
  Portfolio turnover rate...................................        111.54%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 2002(a)
                                                              ------------------
CLASS B SHARES
Net asset value, beginning of period........................        $ 7.10
                                                                    ------
Investment activities:
  Net investment loss.......................................         (0.01)
  Net realized and unrealized gains on investments..........          0.70
                                                                    ------
  Total from investment activities..........................          0.69
                                                                    ------
Distributions:
  Net investment income.....................................         (0.04)
                                                                    ------
  Total distributions.......................................         (0.04)
                                                                    ------
Net asset value, end of period..............................        $ 7.75
                                                                    ======
Total return (excludes redemption charge)...................          9.79%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1
  Net investment loss net of waivers/reimbursements.........         (0.24)%**
  Expenses before waivers/reimbursements....................          5.67%**
  Expenses net of waivers/reimbursements....................          1.75%**
  Portfolio turnover rate...................................        111.54%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2002    MARCH 31, 2001(a)
                                                              --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................      $ 8.14             $10.00
                                                                  ------             ------
Investment activities:
  Net investment income.....................................        0.07*              0.28
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................       (0.76)             (2.14)
                                                                  ------             ------
  Total from investment activities..........................       (0.69)             (1.86)
                                                                  ------             ------
Distributions:
  Net investment income.....................................       (0.36)                --
                                                                  ------             ------
  Total distributions.......................................       (0.36)                --
                                                                  ------             ------
Net asset value, end of period..............................      $ 7.09             $ 8.14
                                                                  ======             ======
Total return................................................       (8.36)%           (18.50)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................      $7,882             $9,071
  Net investment income net of waivers/reimbursements.......        0.94%              4.20%***
  Expenses before waivers/reimbursements....................        4.13%              3.48%***
  Expenses net of waivers/reimbursements....................        1.35%              1.35%***
  Portfolio turnover rate...................................      132.84%             86.18%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               FOR THE YEAR       FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2002    MARCH 31, 2001(a)
                                                              --------------    ------------------
INVESTOR SHARES
Net asset value, beginning of period........................     $  8.13              $8.98
                                                                 -------              -----
Investment activities:
  Net investment income.....................................        0.05*              0.27
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................       (0.78)             (1.12)
                                                                 -------              -----
  Total from investment activities..........................       (0.73)             (0.85)
                                                                 -------              -----
Distributions:
  Net investment income.....................................       (0.35)                --
                                                                 -------              -----
  Total distributions.......................................       (0.35)                --
                                                                 -------              -----
Net asset value, end of period..............................     $  7.05              $8.13
                                                                 =======              =====
Total return................................................       (8.83)%            (9.47)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $    18              $  24
  Net investment income net of waivers/reimbursements.......        0.64%             25.10%***
  Expenses before waivers/reimbursements....................        4.27%              4.09%***
  Expenses net of waivers/reimbursements....................        1.60%              1.60%***
  Portfolio turnover rate...................................      132.84%             86.18%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on December 5, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $  6.92
                                                                     -------
Investment activities:
  Net investment loss.......................................           (0.02)*
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................            0.54
                                                                     -------
  Total from investment activities..........................            0.52
                                                                     -------
Distributions:
  Net investment income.....................................           (0.36)
                                                                     -------
  Total distributions.......................................           (0.36)
                                                                     -------
Net asset value, end of period..............................         $  7.08
                                                                     =======
Total return (excludes sales charge)........................            7.71%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $     1
  Net investment loss net of waivers/reimbursements.........           (0.55)%***
  Expenses before waivers/reimbursements....................            5.59%***
  Expenses net of waivers/reimbursements....................            1.85%***
  Portfolio turnover rate...................................          132.84%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS B SHARES
Net asset value, beginning of period........................         $  6.92
                                                                     -------
Investment activities:
  Net investment loss.......................................           (0.04)*
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................            0.53
                                                                     -------
  Total from investment activities..........................            0.49
                                                                     -------
Distributions:
  Net investment income.....................................           (0.35)
                                                                     -------
  Total distributions.......................................           (0.35)
                                                                     -------
Net asset value, end of period..............................         $  7.06
                                                                     =======
Total return (excludes redemption charge)...................            7.26%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $     1
  Net investment loss net of waivers/reimbursements.........           (1.05)%***
  Expenses before waivers/reimbursements....................            6.09%***
  Expenses net of waivers/reimbursements....................            2.35%***
  Portfolio turnover rate...................................          132.84%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2002    MARCH 31, 2001(a)
                                                              --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $  9.43             $ 10.00
                                                                 -------             -------
Investment activities:
  Net investment income.....................................        0.16*               0.22
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................        0.95               (0.58)
                                                                 -------             -------
  Total from investment activities..........................        1.11               (0.36)
                                                                 -------             -------
Distributions:
  Net investment income.....................................       (0.40)              (0.11)
  Net realized gains on investments and securities sold
     short..................................................          --               (0.10)
                                                                 -------             -------
  Total distributions.......................................       (0.40)              (0.21)
                                                                 -------             -------
Net asset value, end of period..............................     $ 10.14             $  9.43
                                                                 =======             =======
Total return................................................       12.21%              (3.56)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $10,514             $14,924
  Net investment income net of waivers/reimbursements.......        1.67%               4.59%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................        3.45%               3.19%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        1.93%               2.15%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        1.50%               1.50%***
  Portfolio turnover rate...................................      231.34%             216.10%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on September 29, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
INVESTOR SHARES
Net asset value, beginning of period........................         $ 10.19
                                                                     -------
Investment activities:
  Net investment income.....................................            0.01*
  Net realized and unrealized gains on investments and
     securities sold short..................................            0.32
                                                                     -------
  Total from investment activities..........................            0.33
                                                                     -------
Distributions:
  Net investment income.....................................           (0.39)
                                                                     -------
  Total distributions.......................................           (0.39)
                                                                     -------
Net asset value, end of period..............................         $ 10.13
                                                                     =======
Total return................................................            3.58%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $     7
  Net investment income net of waivers/reimbursements.......            0.22%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................            4.43%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................            2.34%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................            1.75%***
  Portfolio turnover rate...................................          231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on August 23, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $ 11.30
                                                                     -------
Investment activities:
  Net investment loss.......................................           (0.01)*
  Net realized and unrealized losses on investments and
     securities sold short..................................           (0.78)
                                                                     -------
  Total from investment activities..........................           (0.79)
                                                                     -------
Distributions:
  Net investment income.....................................           (0.39)
                                                                     -------
  Total distributions.......................................           (0.39)
                                                                     -------
Net asset value, end of period..............................         $ 10.12
                                                                     =======
Total return (excludes sales charge)........................           (6.62)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $     1
  Net investment loss net of waivers/reimbursements.........           (0.16)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................            4.58%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................            2.51%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................            2.00%***
  Portfolio turnover rate...................................          231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS B SHARES
Net asset value, beginning of period........................         $ 11.30
                                                                     -------
Investment activities:
  Net investment loss.......................................           (0.04)*
  Net realized and unrealized losses on investments and
     securities sold short..................................           (0.77)
                                                                     -------
  Total from investment activities..........................           (0.81)
                                                                     -------
Distributions:
  Net investment income.....................................           (0.38)
                                                                     -------
  Total distributions.......................................           (0.38)
                                                                     -------
Net asset value, end of period..............................         $ 10.11
                                                                     =======
Total return (excludes redemption charge)...................           (6.91)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $     1
  Net investment loss net of waivers/reimbursements.........           (0.72)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................            5.08%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................            3.01%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................            2.50%***
  Portfolio turnover rate...................................          231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................         $10.00
                                                                     ------
Investment activities:
  Net investment income.....................................           0.02*
  Net realized and unrealized gains on investments..........           1.10
                                                                     ------
  Total from investment activities..........................           1.12
                                                                     ------
Distributions:
  Net investment income.....................................          (0.02)
                                                                     ------
  Total distributions.......................................          (0.02)
                                                                     ------
Net asset value, end of period..............................         $11.10
                                                                     ======
Total return................................................          11.25%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $2,980
  Net investment income net of waivers/reimbursements.......           0.38%***
  Expenses before waivers/reimbursements....................           9.02%***
  Expenses net of waivers/reimbursements....................           1.15%***
  Portfolio turnover rate...................................          78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on September 4, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
INVESTOR SHARES
Net asset value, beginning of period........................         $ 9.38
                                                                     ------
Investment activities:
  Net investment income.....................................             --*
  Net realized and unrealized gains on investments..........           1.72
                                                                     ------
  Total from investment activities..........................           1.72
                                                                     ------
Distributions:
  Net investment income.....................................          (0.02)
                                                                     ------
  Total distributions.......................................          (0.02)
                                                                     ------
Net asset value, end of period..............................         $11.08
                                                                     ======
Total return................................................          18.34%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   98
  Net investment income net of waivers/reimbursements.......           0.03%***
  Expenses before waivers/reimbursements....................          10.26%***
  Expenses net of waivers/reimbursements....................           1.40%***
  Portfolio turnover rate...................................          78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 3, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $ 9.08
                                                                     ------
Investment activities:
  Net investment income.....................................             --*
  Net realized and unrealized gains on investments..........           2.01
                                                                     ------
  Total from investment activities..........................           2.01
                                                                     ------
Distributions:
  Net investment income.....................................          (0.02)
                                                                     ------
  Total distributions.......................................          (0.02)
                                                                     ------
Net asset value, end of period..............................         $11.07
                                                                     ======
Total return (excludes sales charge)........................          22.11%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   31
  Net investment income net of waivers/reimbursements.......           0.32%***
  Expenses before waivers/reimbursements....................          10.43%***
  Expenses net of waivers/reimbursements....................           1.65%***
  Portfolio turnover rate...................................          78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                ------------------
CLASS B SHARES
Net asset value, beginning of period........................          $ 9.08
                                                                      ------
Investment activities:
  Net investment loss.......................................           (0.04)*
  Net realized and unrealized gains on investments..........            2.02
                                                                      ------
  Total from investment activities..........................            1.98
                                                                      ------
Distributions:
  Net investment income.....................................           (0.02)
                                                                      ------
  Total distributions.......................................           (0.02)
                                                                      ------
Net asset value, end of period..............................          $11.04
                                                                      ======
Total return (excludes redemption charge)...................           21.93%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................          $   58
  Net investment loss net of waivers/reimbursements.........           (0.81)%***
  Expenses before waivers/reimbursements....................           10.93%***
  Expenses net of waivers/reimbursements....................            2.15%***
  Portfolio turnover rate...................................           78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................         $10.00
                                                                     ------
Investment activities:
  Net investment income.....................................           0.04
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................          (0.28)
                                                                     ------
  Total from investment activities..........................          (0.24)
                                                                     ------
Net asset value, end of period..............................         $ 9.76
                                                                     ======
Total return................................................          (2.40)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $7,320
  Net investment income net of waivers/reimbursements.......           0.58%**
  Expenses before waivers/reimbursements....................           5.45%**
  Expenses net of waivers/reimbursements....................           1.25%**
  Portfolio turnover rate...................................          90.92%

---------------

*   Not annualized.

**  Annualized.

(a)  From commencement of operations on July 23, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                -----------------
CLASS A SHARES
Net asset value, beginning of period........................         $ 8.82
                                                                     ------
Investment activities:
  Net investment loss.......................................             --
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................           0.92
                                                                     ------
  Total from investment activities..........................           0.92
                                                                     ------
Net asset value, end of period..............................         $ 9.74
                                                                     ======
Total return (excludes sales charge)........................          10.43%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $    1
  Net investment loss net of waivers/reimbursements.........          (0.09)%**
  Expenses before waivers/reimbursements....................           7.30%**
  Expenses net of waivers/reimbursements....................           1.75%**
  Portfolio turnover rate...................................          90.92%

---------------

*   Not annualized.

**  Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                MARCH 31, 2002(a)
                                                                ------------------
CLASS B SHARES
Net asset value, beginning of period........................          $ 8.82
                                                                      ------
Investment activities:
  Net investment loss.......................................           (0.03)
  Net realized and unrealized gains on investments and
     foreign currency transactions..........................            0.92
                                                                      ------
  Total from investment activities..........................            0.89
                                                                      ------
Net asset value, end of period..............................          $ 9.71
                                                                      ======
Total return (excludes redemption charge)...................           10.09%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................          $    1
  Net investment loss net of waivers/reimbursements.........           (0.59)%**
  Expenses before waivers/reimbursements....................            7.80%**
  Expenses net of waivers/reimbursements....................            2.25%**
  Portfolio turnover rate...................................           90.92%

---------------

*   Not annualized.

**  Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Barr Rosenberg Series Trust,

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments and schedules of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund, AXA Rosenberg U.S. Discovery Fund, and AXA Rosenberg European Fund (constituting Barr Rosenberg Series Trust, hereafter referred to as the "Trust") at March 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and securities sold short at March 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, California
May 17, 2002

        TRUSTEES AND OFFICERS OF BARR ROSENBERG SERIES TRUST (UNAUDITED)

   NAME, ADDRESS* AND AGE OF TRUSTEE                                            NUMBER OF PORTFOLIOS        OTHER
         (TERM OF OFFICE** AND                  PRINCIPAL OCCUPATION(S)           IN FUND COMPLEX       DIRECTORSHIPS
        LENGTH OF TIME SERVED)                    DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
   ---------------------------------            -----------------------         --------------------   ---------------
INTERESTED TRUSTEES
Kenneth Reid#, 52 (13 years)...........  Global Chief Investment Officer, AXA            10                 None
                                         Rosenberg Investment Management, LLC,
                                         January 1999 to present; General
                                         Partner and Director of Research,
                                         Rosenberg Institutional Equity
                                         Management, June 1986 to December
                                         1998.

---------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

** There is no stated term of office for the Trustees of the Trust.

# Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management, LLC, the investment adviser to the Funds.

              TRUSTEES AND OFFICERS OF BARR ROSENBERG SERIES TRUST

   NAME, ADDRESS* AND AGE OF TRUSTEE                                            NUMBER OF PORTFOLIOS        OTHER
         (TERM OF OFFICE** AND                  PRINCIPAL OCCUPATION(S)           IN FUND COMPLEX       DIRECTORSHIPS
        LENGTH OF TIME SERVED)                    DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
   ---------------------------------            -----------------------         --------------------   ---------------
DISINTERESTED TRUSTEES
Nils H. Hakansson(+), 65 (12 years)....  Sylvan C. Coleman Professor of                  10                 None
                                         Finance and Accounting, Haas School
                                         of Business, University of
                                         California, Berkeley, July 1969 to
                                         present.
Dwight M. Jaffee(+), 59 (3 years)......  Professor of Finance and Real Estate,           10                 None
                                         Haas School of Business, University
                                         of California, Berkeley, July 1991 to
                                         present.
William F. Sharpe(+), 68 (13 years)....  STANCO 25 Professor of Finance                  10                 None
                                         Emeritus, Stanford University,
                                         September 1999 to present; STANCO 25
                                         Professor of Finance, Stanford
                                         University, September 1995 to
                                         September 1999; Chairman, Financial
                                         Engines Incorporated (online
                                         investment advice), March 1996 to
                                         present.

---------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

** There is no stated term of office for the Trustees of the Trust.

(+)  Member of the Audit Committee.

              OFFICERS OF BARR ROSENBERG SERIES TRUST (UNAUDITED)

          NAME AND ADDRESS*                                                  PRINCIPAL OCCUPATION(S)
                (AGE)                  POSITION WITH THE TRUST                 DURING PAST 5 YEARS
          -----------------            -----------------------               -----------------------
Richard L. Saalfeld, (58)............      President             President and Chief Executive Officer, AXA
                                                                 Rosenberg Mutual Funds, a division of AXA
                                                                 Rosenberg Investment Management LLC, January
                                                                 1999 to present; President and Chief Executive
                                                                 Officer of mutual fund unit of Rosenberg
                                                                 Institutional Equity Management, June 1996 to
                                                                 December 1998; Consultant to Rosenberg
                                                                 Institutional Equity Management, September 1995
                                                                 to May 1996; Chairman and Chief Executive
                                                                 Officer of CoreLink Resources, Inc. (mutual fund
                                                                 marketing organization), Concord, California,
                                                                 April 1993 to 1995; Consultant, December 1992 to
                                                                 March 1993.
Barr M. Rosenberg**, (58)............    Vice President          Director of Research, AXA Rosenberg Investment
                                                                 Management LLC, January 1999 to present;
                                                                 Chairman, AXA Rosenberg Group LLC, January 1999
                                                                 to present; Director, Barr Rosenberg Research
                                                                 Center LLC, January 1999 to present; Managing
                                                                 General Partner and Chief Investment Officer,
                                                                 Rosenberg Institutional Equity Management,
                                                                 January 1985 to December 1998.
Edward H. Lyman, (58)................    Vice President          Chief Operating Officer, AXA Rosenberg Group
                                                                 LLC, January 1999 to present; Chief Executive
                                                                 Officer, AXA Rosenberg Global Services LLC,
                                                                 January 1999 to present; Executive Vice
                                                                 President, Barr Rosenberg Investment Management,
                                                                 Inc. and General Counsel to the Rosenberg Group
                                                                 of companies, 1990 to present.
Steven Pierce, (36)..................  Chief Financial Officer   Vice President, Financial Services, BISYS Fund
                                                                 Services, April 1999 to present; Manager of
                                                                 Investment Operations, CNA Insurance, October
                                                                 1996 to April 1999.
Sara Donaldson, (42).................        Clerk               Global Services Coordinator and Paralegal, AXA
                                                                 Rosenberg Global Services LLC, January 1999 to
                                                                 present; Paralegal, Barr Rosenberg Investment
                                                                 Management, September 1997 to December 1998;
                                                                 Director of Marketing, MIG Realty Advisors,
                                                                 January 1996 to September 1997; Vice President,
                                                                 Liquidity Financial Advisors, May 1985 to
                                                                 January 1996.
Christopher Kelley, (37).............        Clerk               Vice President and Senior Counsel, BISYS Fund
                                                                 Services, April 2001 to present; Senior Vice
                                                                 President and Deputy General Counsel, Funds
                                                                 Distributor, Inc., July 2000 to April 2001; Vice
                                                                 President and Associate General Counsel, Funds
                                                                 Distributor, Inc., July 1996 to July 2000.
Alaina V. Metz, (35).................   Assistant Clerk          Chief Administrative Officer, BISYS Fund
                                                                 Services, 1995 to present.

---------------

* The mailing address of each of the officers is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

** Dr. Rosenberg will be away on a one-year sabbatical commencing April 1, 2002.

                          BARR ROSENBERG SERIES TRUST

                                    Manager
                    AXA Rosenberg Investment Management LLC
                          Four Orinda Way, Building E
                                Orinda, CA 94563

                                 Administrator
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                  Distributor
                     Barr Rosenberg Funds Distributor, Inc.
                         c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                   Custodians
                      State Street Bank and Trust Company
                             Mutual Funds Division
                                Boston, MA 02102

                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                               333 Market Street
                            San Francisco, CA 94105

                                    Counsel
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(BRG-0034) (3/02)